(OUTSIDE FRONT COVER)


                                                               Annual Report



                                            LIQUIDITY PLUS MONEY MARKET FUND
                                                           DECEMBER 31, 1999










                                                         (INSIDE FRONT COVER)




Letter to shareholders

DEAR FELLOW SHAREHOLDERS:

     On the following pages you will find the most recent financial information for the St. Clair Liquidity Plus Fund. I hope you are pleased with the performance and operations of the Fund during this year.

     Our goal with this Fund is to provide shareholders with a competitive money market return consistent with maintaining stability of principal. I am pleased to report that the fund continues to meet its goals. Given the historically low spreads in yields, we have chosen to keep the portfolio fairly short in order to position the Fund to capitalize on a broadening out of the market if and when it occurs. As you are no doubt aware, that broadening out occurred early this year, and in fact we saw several increases by the Federal Reserve in short term rates in 1999 and again here recently in February 2000.

     If you have any questions, please call the Fund at 1-800-4MUNDER, or call your financial advisor. You may also contact us through our website at www.munder.com. Thank you very much for your continued confidence in the Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.


     Very truly yours

     /s/ Jim Robinson
     Jim Robinson, CEO
     Munder Capital Management






Liquidity Plus Money Market Fund
  Portfolio of Investments, December 31, 1999


       Principal                                                              Rating (Unaudited)
          Amount                                                             S&P           Moody's               Value
------------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 9.1%
      $3,000,000     Barclays Bank Plc
                        5.610% due 06/14/2000**                             A1+/AA         P1/Aa2        $     2,999,480
       3,000,000     Deutsche Bank AG
                        5.150% due 03/17/2000**                             A1+/AA         P1/Aa3              3,000,000
       4,000,000     Rabobank Nederland
                        6.000% due 08/16/2000**                             A1+/AAA        P1/Aaa              3,998,084
                                                                                                         ---------------

                     TOTAL CERTIFICATE OF DEPOSIT
                      (Cost $9,997,564)                                                                        9,997,564
                                                                                                         ---------------

COMMERCIAL PAPER -- 56.3%
       4,000,000     Assets Securitization Cooperative Corporation
                        6.000% due 01/27/2000**                             A1+/NR         P1/NR               3,982,667
       3,000,000     Beta Finance, Inc.
                        5.170% due 03/03/2000**                             A1+/AAA        P1/NR               2,973,288
       5,000,000     Blue Ridge Asset Funding
                        6.500% due 01/18/2000**                             A1/NR          P1/NR               4,984,653
       5,000,000     Corporate Receivables Corporation
                        6.020% due 01/19/2000**                             A1+/NR         P1/NR               4,984,950
       5,000,000     CXC, Inc.
                        6.030% due 01/26/2000**                             A1+/NR         P1/NR               4,979,062
       5,000,000     Falcon Asset Securitization
                        6.150% due 01/13/2000**                             A1/NR          P1/NR               4,989,750
       5,000,000     Finova Capital Corporation
                        5.850% due 01/24/2000**, ++                         A2/A-          P2/Baa1             4,981,312
       5,000,000     FPL Group Capital, Inc.
                        5.420% due 01/13/2000**                             A1/A+          P1/A2               4,990,967
       5,000,000     Lexington Parker Capital Corporation
                        6.010% due 01/28/2000**, ++                         A1/NR          NR/NR               4,977,463
       5,000,000     Moat Funding LLC
                        6.250% due 02/23/2000**                             NR/NR          P1/NR               4,953,993
       5,000,000     Monte Rosa Capital Corporation
                        5.870% due 02/24/2000**                             A1+/NR         P1/NR               4,955,975
       5,000,000     Receivables Capital Corporation
                        6.300% due 01/12/2000**                             A1+/NR         P1/NR               4,990,375
       5,000,000     Sony Capital Corporation
                        5.830% due 01/31/2000**                             A1/A+          P1/Aa3              4,975,708
                                                                                                         ---------------

                     TOTAL COMMERCIAL PAPER
                      (Cost $61,720,163)                                                                      61,720,163
                                                                                                         ---------------

CORPORATE BONDS AND NOTES -- 7.3%
       3,000,000     GTE Corporation
                        6.155% due 06/12/2000+, ++                          A1/A           P2/Baa1             2,999,140
       5,000,000     Household Finance Corporation
                        5.220% due 09/14/2000+                              A1/A           P1/A2               4,997,894
                                                                                                         ---------------

                     TOTAL CORPORATE BONDS AND NOTES
                      (Cost $7,997,034)                                                                        7,997,034
                                                                                                         ---------------

Principal
  Amount
---------
REPURCHASE AGREEMENTS -- 27.8%
     $25,404,147     Agreement with Lehman Brothers Holdings, Inc.,
                     3.000% dated 12/31/1999, to be repurchased at
                     $25,410,498, on 01/03/2000, collateralized by
                     $25,715,000 U.S. Treasury Note, 5.500%,
                     maturing 08/31/2001 (value $25,907,711)                                                  25,404,147
       5,000,000     Agreement with State Street Bank and Trust Company,
                     3.300% dated 12/31/1999, to be repurchased at $5,001,375
                     on 01/03/2000, collateralized by $4,970,000 U.S. Treasury Note,
                     6.375%, maturing 08/15/2002 (value $5,100,463)                                            5,000,000
                                                                                                         ---------------

                     TOTAL REPURCHASE AGREEMENTS
                      (Cost $30,404,147)                                                                      30,404,147
                                                                                                         ---------------

TOTAL INVESTMENTS (Cost $110,118,908*)                                                      100.5%           110,118,908
OTHER ASSETS AND LIABILITIES (Net)                                                           (0.5)              (568,145)
                                                                                            -----        ---------------

NET ASSETS                                                                                  100.0%       $   109,550,763
                                                                                            =====        ===============

--------------------
 * Aggregate cost for Federal tax purposes.

** Rate represents annualized yield at date of purchase.

 + Variable rate security. The interest rate shown reflects the rate currently in effect.

++ These securities have either a F1 rating by Fitch or a D1 rating by Duff
   & Phelps, or both, and thus are defined as eligible securities under Rule 2a-7.


                      See Notes to Financial Statements.



Liquidity Plus Money Market Fund
  Statement of Assets and Liabilities, December 31, 1999

ASSETS:
Investments, at value (Cost $110,118,908)
    See accompanying schedule:
       Securities...............................................       $    79,714,761
       Repurchase agreements....................................            30,404,147
                                                                       ---------------
Total investments...............................................           110,118,908
Interest receivable.............................................               336,781
Unamortized organization costs..................................                 8,345
Prepaid expenses................................................                 5,270
                                                                       ---------------
    Total Assets................................................           110,469,304
                                                                       ---------------

LIABILITIES:
Payable for Fund shares redeemed................................               799,524
Distribution and shareholder servicing fees payable.............                32,254
Investment advisory fee payable.................................                32,242
Administration fee payable......................................                11,413
Transfer agent fee payable......................................                 5,130
Custodian fees payable..........................................                 3,647
Accrued Directors' fees and expenses............................                   610
Accrued expenses and other payables.............................                33,721
                                                                       ---------------
    Total Liabilities...........................................               918,541
                                                                       ---------------

NET ASSETS......................................................       $   109,550,763
                                                                       ===============

NET ASSETS consist of:
Accumulated net realized loss on investments sold...............                  (123)
Par value.......................................................               109,551
Paid-in capital in excess of par value..........................           109,441,335
                                                                       ---------------
    Total Net Assets............................................       $   109,550,763
                                                                       ===============

NET ASSET VALUE, offering and redemption price per share
    ($109,550,763 / 109,550,886 shares outstanding).............       $          1.00
                                                                       ===============

                      See Notes to Financial Statements.

                                      3




Liquidity Plus Money Market Fund
  Statement of Operations, Year Ended December 31, 1999

INVESTMENT INCOME:
Interest........................................................      $     5,007,034
                                                                      ---------------
    Total investment income.....................................            5,007,034
                                                                      ---------------

EXPENSES:
Distribution and shareholder servicing fees.....................              334,228
Investment advisory fee.........................................              334,228
Administration fee..............................................              100,284
Transfer agent fee..............................................               38,339
Legal and audit fees............................................               26,197
Registration and filing fees....................................               23,478
Custodian fees..................................................               23,353
Amortization of organizational costs............................                3,640
Directors' fees and expenses....................................                3,360
Other...........................................................               32,786
                                                                      ---------------
    Total Expenses..............................................              919,893
                                                                      ---------------
NET INVESTMENT INCOME...........................................            4,087,141
                                                                      ---------------

NET REALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions....................                 (123)
                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............      $     4,087,018
                                                                      ===============

                      See Notes to Financial Statements.

                                      4




Liquidity Plus Money Market Fund
  Statements of Changes in Net Assets



                                                                    Year Ended           Year Ended
                                                                     12/31/99             12/31/98
                                                                    ----------           ----------
Net investment income........................................     $     4,087,141     $     3,068,557
Net realized loss on investments sold........................                (123)                  -
                                                                  ---------------     ---------------
Net increase in net assets resulting from operations.........           4,087,018           3,068,557

Distributions to shareholders from net investment income.....          (4,087,141)         (3,068,557)
Net increase in net assets from Fund share transactions......          32,586,176          20,328,993
                                                                  ---------------     ---------------
Net increase in net assets...................................          32,586,053          20,328,993

NET ASSETS:
Beginning of year............................................          76,964,710          56,635,717
                                                                  ---------------     ---------------

End of year..................................................     $   109,550,763     $    76,964,710
                                                                  ===============     ===============

                      See Notes to Financial Statements.

                                      5





Liquidity Plus Money Market Fund (a)
  Financial Highlights, For a Share Outstanding Throughout Each Period

                                                            Year            Year           Period
                                                            Ended           Ended           Ended
                                                          12/31/99        12/31/98        12/31/97
                                                          --------        --------        --------
Net asset value, beginning of period ...............   $       1.00     $       1.00     $       1.00
                                                       ------------     ------------     ------------
Income from investment operations:
Net investment income ..............................          0.043            0.050            0.030
                                                       ------------     ------------     ------------
Total from investment operations ...................          0.043            0.050            0.030
                                                       ------------     ------------     ------------
Less distributions:
Distributions from net investment income ...........         (0.043)          (0.050)          (0.030)
                                                       ------------     ------------     ------------
Total distributions ................................         (0.043)          (0.050)          (0.030)
                                                       ------------     ------------     ------------
Net asset value, end of period .....................   $       1.00     $       1.00     $       1.00
                                                       ============     ============     ============
Total return (b) ...................................           4.35%            4.68%            2.59%
                                                       ============     ============     ============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ...............   $    109,551     $     76,965     $     56,636
Ratio of operating expenses to average net assets ..           0.96%            0.97%            0.86% (c)
Ratio of net investment income to average net assets           4.28%            4.58%            4.29% (c)
Ratio of operating expenses to average net assets
     without expenses reimbursed ...................           0.96%            0.97%            0.86% (c)

---------
(a)  The Liquidity Plus Money Market Fund commenced operations on
     June 4, 1997.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

                      See Notes to Financial Statements.

                                      6





Liquidity Plus Money Market Fund
  Notes To Financial Statements, December 31, 1999


1.   Organization and Significant Accounting Policies

     Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

     Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. Munder Capital Management (the "Advisor"), acting under the guidelines approved by the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses of the Fund. As determined at December 31, 1999, permanent differences resulting from different book and tax accounting for organization costs were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.


                                      7





2.   Investment Advisor and Other Related Party Transactions

     For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

     Comerica Inc. ("Comerica") through its wholly owned subsidiary Comerica Bank, owns approximately 88% of the Advisor. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica did not earn any fees for its shareholder services to the Fund for the year ended December 31, 1999.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($43,750 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meetings. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.   Distribution and Service Plan

     The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the Service Organization") who provide shareholder services for the Fund. The service fee also includes payments to be made by the Fund to the Distributor or directly to other service providers for expenditures incurred by the Distributor or other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Fund). The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

     Comerica Securities and LPM Investment Services, Inc. ("LPM") are among the Service Organizations who receive trail commissions from the Distributor. Comerica Securities is a wholly owned subsidiary of Comerica. LPM is an affiliate of the Advisor. For the year ended December 31, 1999, the Distributor paid $678 and $163 to Comerica Securities and LPM, respectively, for shareholder services provided to the Fund.

4.   Common Stock

     At December 31, 1999, two billion shares of $.001 par value common stock were authorized for the Fund.

     Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

     Changes in common stock for the Fund were as follows:

                                          Year Ended      Year Ended
                                           12/31/99        12/31/98
                                            Amount          Amount
                                          ----------      ----------
Sold ................................   $ 166,753,061    $  90,654,240
Issued as reinvestment of dividends .       4,086,573        3,307,082
Redeemed ............................    (138,253,458)     (73,632,329)
                                        -------------    -------------
Net increase ........................   $  32,586,176    $  20,328,993
                                        =============    =============

                                      8




5.   Organizational Costs

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.


                                      9



              Report of Ernst & Young LLP, Independent Auditors



To the Board of Directors and Shareholders of St. Clair Funds, Inc, and
Shareholders of
Liquidity Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Liquidity Plus Money Market Fund (the "Fund") (one of the portfolios constituting St. Clair Funds, Inc), as of December 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Plus Money Market Fund of St. Clair Funds, Inc. at December 31, 1999, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 15, 2000

                                     10



                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Lee Munder

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Michael T. Monahan, Vice President
               Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Mary Ann Schumaker, Assiatant Secretary
               Libby E. Wilson, Secretary and Assistant Treasurer

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               PFPC Global Fund Services
               211 South Gulph Road
               King of Prussia, PA 19406-3101

ADMINISTRATOR & CUSTODIAN
               State Street Bank & Trust Company
               225 Franklin Street
               Boston, MA 02110

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116










                                          (OUTSIDE BACK COVER)

ANNSTCLI1299
F001cstc

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.




                                                        (OUTSIDE FRONT COVER)

                                                               CLASS K SHARES

                                                                       Annual
                                                                       Report

                                                            DECEMBER 31, 1999

                                               THE MUNDER INSTITUTIONAL FUNDS
                                           Institutional S&P 500 Index Equity
                                        Institutional S&P MidCap Index Equity
                                      Institutional S&P SmallCap Index Equity
                                            Institutional Short Term Treasury
                                                   Institutional Money Market





                                                   "These funds were
                                                   created with the special
                                                   needs and benefits of
                                                   the large institutional
                                                   investor in mind."

The Munder Funds
   Letter to shareholders


Dear fellow shareholders:

     On the following pages you will find the most recent financial information for the Munder Institutional Funds. I hope you are pleased with the performance and operations of the Funds.

     These funds were created with the special needs and benefits of the large institutional investor in mind. Each one of these funds is managed in the same manner as their sister retail fund, but because of the institutional shareholder focus, we are able to offer these funds to you with a significantly lower expense ratio. We are pleased that you have chosen The Munder Funds for your investment purchases.

     If you have any questions, please call the Fund at 1-800-4MUNDER, or call your financial advisor. You may also contact us through our website at www.munder.com. Thank you very much for your confidence in Munder Capital Management and the Munder Family of Mutual Funds.



     Very truly yours

     /s/ James C. Robinson
     James C. Robinson, CEO
     Munder Capital Management




Munder Institutional S&P 500 Index Equity Fund
  Portfolio of Investments, December 31, 1999

   Shares                                           Value
---------------------------------------------------------
COMMON STOCKS -- 97.6%
     Advertising -- 0.2%
    2,600 Interpublic Group of Companies,
             Inc.                           $     149,988
    1,600 Omnicom Group, Inc.                     160,000
                                            -------------
                                                  309,988
                                            -------------
     Aerospace -- 1.2%
    9,500 Boeing Company                          394,844
    1,900 General Dynamics Corporation            100,225
    7,863 Honeywell International, Inc.           453,568
    3,700 Lockheed Martin Corporation              80,937
      700 Northrop Grumman Corporation             37,844
    3,200 Raytheon Company, Class B                85,000
      271 Teledyne Technologies, Inc. +             2,558
    4,523 United Technologies Corporation         293,995
                                             ------------
                                                1,448,971
                                            -------------
     Airlines -- 0.2%
    1,600 AMR Corporation +                       107,200
    1,400 Delta Air Lines, Inc.                    69,738
    4,887 Southwest Airlines Company               79,108
      900 US Airways Group, Inc. +                 28,856
                                            -------------
                                                  284,902
                                            -------------
     Apparel -- 0.2%
      600 Liz Claiborne, Inc.                      22,575
    2,700 NIKE, Inc., Class B                     133,819
      600 Reebok International Ltd. +               4,912
    1,100 V.F. Corporation                         33,000
                                            -------------
                                                  194,306
                                            -------------
     Automobiles -- 0.9%
   11,700 Ford Motor Company                      625,219
    6,400 General Motors Corporation              465,200
      600 Navistar International Corporation +     28,425
                                            -------------
                                                1,118,844
                                            -------------
     Automobile Parts and Equipment -- 0.3%
    1,400 AutoZone, Inc. +                         45,237
      400 Cummins Engine, Inc.                     19,325
    1,557 Dana Corporation                         46,613
    1,300 Danaher Corporation                      62,725
    5,575 Delphi Automotive Systems
             Corporation                           87,806
    1,700 Genuine Parts Company                    42,181
      800 Johnson Controls, Inc.                   45,500
      400 Pep Boys -- Manny, Moe & Jack             3,650
      600 Snap-On, Inc.                            15,938
    1,100 TRW, Inc.                                57,131
                                            -------------
                                                  426,106
                                            -------------
     Banks -- 5.7%
    3,700 AmSouth Bancorporation                   71,456
   11,330 Banc One Corporation                    363,268
   17,049 Bank of America Corporation             855,647
    7,100 Bank of New York, Inc.                  284,000
    3,100 BB&T Corporation                         84,863
    8,200 Chase Manhattan Corporation             637,037
    1,350 Comerica, Inc.                           63,028
    2,950 Fifth Third Bancorporation              216,456
    9,468 First Union Corporation                 310,669
   10,081 Firstar Corporation                     212,961
    8,869 FleetBoston Financial Corporation       308,745
    2,173 Huntington Bancshares, Inc.              51,880
    4,200 KeyCorp                                  92,925
    7,950 MBNA Corporation                        216,637
    5,100 Mellon Financial Corporation            173,719
    1,700 Morgan (J.P.) & Company, Inc.           215,262
    5,400 Morgan Stanley, Dean Witter,
             Discover and Company                 770,850
    6,100 National City Corporation               144,494
    2,000 Northern Trust Corporation              106,000
    1,100 Old Kent Financial Corporation           38,913
    2,800 PNC Bank Corporation                    124,600
    1,000 Republic New York Corporation            72,000
    1,700 Southtrust Corporation                   64,281
    1,500 State Street Corporation                109,594
    1,700 Summit Bancorp                           52,063
    3,100 SunTrust Banks, Inc.                    213,319
    2,600 Synovus Financial Corporation            51,675
    7,100 U.S. Bancorp                            169,069
    1,900 Wachovia Corporation                    129,200
    5,744 Washington Mutual, Inc.                 149,344
   16,300 Wells Fargo & Company                   659,131
                                            -------------
                                                7,013,086
                                            -------------
     Biotechnology -- 0.1%
      900 Pe Corp-PE Biosystems Group             108,281
                                            -------------

     Broadcasting -- 1.0%
    7,386 CBS Corporation +                       472,242
    3,100 Clear Channel Communications +          276,675
    6,000 MediaOne Group, Inc. +                  460,875
      500 Meredith Corporation                     20,844
                                            -------------
                                                1,230,636
                                            -------------
     Building Materials -- 1.4%
      600 Centex Corporation                       14,813
      800 Crane Company                            15,900
      400 Fleetwood Enterprises                     8,250
   22,050 Home Depot, Inc.                      1,511,803
        1 Huttig Building Products, Inc. +              4
      400 Kaufman & Broad Home Corporation          9,675
    4,300 Masco Corporation                       109,112
      500 Pulte Corporation                        11,250
    1,000 Vulcan Materials Company                 39,937
                                            -------------
                                                1,720,744
                                            -------------
     Business Equipment and Supplies -- 1.9%
    1,100 Avery Dennison Corporation               80,163
    1,500 Ikon Office Solutions                    10,219
   17,900 International Business Machines
             Corporation                        1,933,200
    2,500 Pitney Bowes, Inc.                      120,781
    6,600 Xerox Corporation                       149,737
                                            -------------
                                                2,294,100
                                            -------------
     Business Services -- 2.5%
   21,900 America Online, Inc. +                1,652,081
    7,162 Cendant Corporation +                   190,241
      700 Deluxe Corporation                       19,206
    2,350 Paychex, Inc.                            94,000
    2,630 PeopleSoft, Inc.                         56,052
    2,600 Yahoo!, Inc. +                        1,124,987
                                            -------------
                                                3,136,567
                                            -------------
     Chemicals and Plastics -- 1.8%
    2,100 Air Products & Chemicals, Inc.           70,481
    2,100 Dow Chemical Company                    280,612
   10,176 dupont (E.I.) de Nemours &
             Company                              670,344
      700 Eastman Chemical Company                 33,381
    1,200 Ecolab, Inc.                             46,950
    1,100 Engelhard Corporation                    20,763
      300 FMC Corporation +                        17,194
      800 Grace (W.R.) & Company +                 11,100
      700 Great Lakes Chemical Corporation         26,731
    1,100 Hercules, Inc.                           30,663
      732 Kerr-McGee Corporation                   45,384
      800 Mallinckrodt Group, Inc.                 25,450
    3,800 Minnesota Mining & Manufacturing
             Company                              371,925
    6,100 Monsanto Company                        217,312
    1,500 Praxair, Inc.                            75,469
    1,800 Rockwell International Corporation       86,175
    2,095 Rohm & Haas Company                      85,240
    1,000 Sigma-Aldrich Corporation                30,063
    1,400 Union Carbide Corporation                93,450
                                            -------------
                                                2,238,687
                                            -------------
     Coal -- 0.1%
    2,100 CSX Corporation                          65,887
      300 Eastern Enterprises                      17,231
      700 Fluor Corporation                        32,113
                                            -------------
                                                  115,231
                                            -------------
     Communication Equipment -- 1.6%
    1,800 Cabletron Systems, Inc. +                46,800
    9,700 GTE Corporation                         684,456
    6,000 Motorola, Inc.                          883,500
    1,700 National Semiconductor
             Corporation +                         72,781
      700 Scientific-Atlanta, Inc.                 38,938
    3,700 Tellabs, Inc. +                         237,494
                                            -------------
                                                1,963,969
                                            -------------
     Computer Hardware, Software or Services -- 14.7%
    3,400 3COM Corporation +                      159,800
    1,000 Adaptec, Inc. +                          49,875
    1,100 Adobe Systems, Inc.                      73,975
    1,500 Advanced Micro Devices, Inc. +           43,406
    1,400 Apple Computer, Inc. +                  143,937
      600 Autodesk, Inc.                           20,250
    6,000 Automatic Data Processing, Inc.         323,250
    2,400 BMC Software, Inc. +                    191,850
    1,400 Ceridian Corporation +                   30,188
   32,150 Cisco Systems, Inc. +                 3,444,069
      800 Citrix Systems, Inc. +                   98,400
   16,845 Compaq Computer Corporation             455,868
    5,250 Computer Associates
             International, Inc.                  367,172
    1,600 Computer Sciences Corporation +         151,400
    3,300 Compuware Corporation +                 122,925
   25,100 Dell Computer Corporation +           1,280,100
    4,900 Electronic Data Systems Corporation     327,994
    3,000 Gateway 2000, Inc. +                    216,187
   10,000 Hewlett Packard Company               1,139,375
   50,400 Microsoft Corporation +               5,884,200
    1,400 Network Appliance, Inc. +               116,287
    3,200 Novell, Inc. +                          127,800
   14,200 Oracle Corporation +                  1,591,287
    2,600 Parametric Technology Corporation +      70,363
    2,000 Seagate Technologies, Inc. +             93,125
    1,900 Silicon Graphics, Inc. +                 18,644
    2,900 Solectron Corporation +                 275,862
   14,800 Sun Microsystems, Inc. +              1,146,075
    2,900 Unisys Corporation +                     92,619
                                            -------------
                                               18,056,283
                                            -------------
     Computer -- Semiconductors -- 3.7%
    3,500 Applied Materials, Inc. +               443,406
   10,000 EMC Corporation +                     1,092,500
   32,700 Intel Corporation                     2,691,619
    1,500 LSI Logic Corporation +                 101,250
    2,400 Micron Technology, Inc. +               186,600
                                            -------------
                                                4,515,375
                                            -------------
     Consumer Non-Durables -- 4.5%
    2,300 Corning, Inc.                           296,556
   32,400 General Electric Company              5,013,900
      900 Grainger (W.W.), Inc.                    43,031
    3,800 Lowe's Companies, Inc.                  227,050
       95 Water Pik Technologies, Inc. +              909
                                            -------------
                                                5,581,446
                                            -------------
     Consumer Services -- 0.0% #
    1,000 Block (H & R), Inc.                      43,750
    2,700 Service Corporation International        18,731
                                            -------------
                                                   62,481
                                            -------------
     Containers -- 0.1%
      400 Ball Corporation                         15,750
    1,100 Crown Cork & Seal Company, Inc.          24,612
    1,400 Owens-Illinois, Inc. +                   35,087
    1,500 Pactiv Corporation +                     15,938
      806 Sealed Air Corporation +                 41,761
                                            -------------
                                                  133,148
                                            -------------
     Cosmetics -- Toiletry -- 0.1%
      600 Alberto-Culver Company, Class B          15,488
    2,500 Avon Products, Inc.                      82,500
                                            -------------
                                                   97,988
                                            -------------
     Diversified -- 1.0%
    1,600 Fortune Brands, Inc.                     52,900
    1,100 Loews Corporation                        66,756
    1,500 Textron, Inc.                           115,031
    1,400 Thermo Electron Corporation +            21,000
   16,574 Tyco International Ltd.                 644,315
    5,628 Unilever NV                             306,374
                                            -------------
                                                1,206,376
                                            -------------
     Electrical Equipment -- 0.7%
    1,000 Cooper Industries, Inc.                  40,437
      400 Foster Wheeler Corporation                3,550
    1,500 Molex, Inc.                              85,031
      500 Tektronix, Inc.                          19,438
    7,800 Texas Instruments, Inc.                 755,625
      600 Thomas & Betts Corporation               19,125
                                            -------------
                                                  923,206
                                            -------------
    Electronics -- 0.9%
    1,600 Analog Devices, Inc. +                  148,800
      700 Eaton Corporation                        50,838
    4,100 Emerson Electric Company                235,237
    1,500 General Instrument Corporation +        127,500
      900 KLA-Tencor Corporation +                100,238
    1,100 Lexmark International Group, Inc. +      99,550
    1,900 Tandy Corporation                        93,456
    1,600 Teradyne, Inc. +                        105,600
    2,800 Xilinx, Inc. +                          127,312
                                            -------------
                                                1,088,531
                                            -------------
     Energy and Resources -- 0.1%
    2,005 Burlington Resources, Inc.               66,290
                                            -------------
     Entertainment -- 1.3%
      700 Brunswick Corporation                    15,575
   20,400 Disney (Walt) Company                   596,700
      800 Harcourt General Corporation             32,200
    1,800 Hasbro, Inc.                             34,313
    4,000 Mattel, Inc.                             52,500
   12,800 Time Warner, Inc.                       927,200
                                            -------------
                                                1,658,488
                                            -------------
     Financial Services -- 4.6%
    4,200 American Express Company                698,250
    2,400 American General Corporation            182,100
    7,050 Associates First Capital Corporation,
             Class A                              193,434
    1,182 Bear Stearns Companies, Inc.             50,531
    2,000 Capital One Financial Corporation        96,375
    8,100 Charles Schwab Corporation              310,837
   33,350 Citigroup, Inc.                       1,853,009
    1,200 Countrywide Credit Industries            30,300
      800 Dow Jones & Company, Inc.                54,400
    1,400 Equifax, Inc.                            32,988
    9,900 Fannie Mae                              618,131
    6,900 Federal Home Loan Mortgage
             Corporation                          324,731
    4,200 First Data Corporation                  207,112
    2,500 Franklin Resources, Inc.                 80,156
    4,726 Household International, Inc.           176,044
    1,200 Lehman Brothers Holdings, Inc.          101,625
    3,600 Merrill Lynch & Company, Inc.           300,600
    1,400 Paine Webber Group, Inc.                 54,338
    1,100 Price (T Rowe) & Associates, Inc.        40,631
    2,100 Regions Financial Corporation            52,763
    1,600 SLM Holding Corporation                  67,600
      600 Temple-Inland, Inc.                      39,563
    1,300 Union Planters Corporation               51,269
                                            -------------
                                                5,616,787
                                            -------------
    Food and Beverages -- 3.5%
    3,997 Albertson's, Inc.                       128,903
    4,500 Anheuser-Busch Companies, Inc.          318,937
    4,200 Campbell Soup Company                   162,487
   24,400 Coca-Cola Company                     1,421,300
    4,200 Coca-Cola Enterprises, Inc.              84,525
    4,600 ConAgra, Inc.                           103,788
      400 Coors (Adolph) Company, Class B          21,000
    3,500 Heinz (H.J.) Company                    139,344
    1,400 Hershey Foods Corporation                66,500
    3,900 Kellogg Company                         120,169
    3,200 Nabisco Group Holdings Corporation       34,000
   14,400 PepsiCo, Inc.                           507,600
   23,600 Philip Morris Companies, Inc.           547,225
    1,300 Quaker Oats Company                      85,313
    3,000 Ralston-Purina Company                   83,625
    8,900 Sara Lee Corporation                    196,356
    4,200 Seagram Company Ltd.                    188,737
    1,800 UST, Inc.                                45,338
    1,100 Wrigley (Wm) Jr. Company                 91,231
                                            -------------
                                                4,346,378
                                            -------------
     Food Distribution -- 0.5%
    5,889 Archer-Daniels-Midland Company           71,772
    2,800 Bestfoods                               147,175
    2,800 General Mills, Inc.                     100,100
      400 Great Atlantic & Pacific Tea
             Company, Inc.                         11,150
    8,200 Kroger Company +                        154,775
    1,300 Supervalu, Inc.                          26,000
    3,300 Sysco Corporation                       130,556
    1,400 Winn Dixie Stores, Inc.                  33,513
                                            -------------
                                                  675,041
                                            -------------
     Gas and Pipeline Utilities -- 0.1%
    2,100 El Paso Energy Corporation               81,506
                                            -------------
     Glass Products -- 0.1%
      500 Owens Corning Fiberglass
             Corporation                            9,656
    1,700 PPG Industries, Inc.                    106,357
                                            -------------
                                                  116,013
                                            -------------
     Health Care Facilities -- 0.2%
    5,400 Columbia/HCA Healthcare
             Corporation                          158,288
    1,600 Humana, Inc. +                           13,100
    1,200 Manor Care, Inc. +                       19,200
    2,900 Tenet Healthcare Corporation +           68,150
      700 Wellpoint Health Networks, Inc.,
             Class A +                             46,156
                                            -------------
                                                  304,894
                                            -------------
     Health Care Products -- 2.9%
   15,000 Abbott Laboratories                     544,687
    1,200 Allergan, Inc.                           59,700
      600 Bausch & Lomb, Inc.                      41,063
    2,400 Becton, Dickinson & Company              64,200
    2,684 McKesson HBOC, Inc.                      60,558
   23,200 Merck & Company, Inc.                 1,555,850
   38,300 Pfizer, Inc.                          1,242,356
    1,000 Quintiles TransNational Corporation +    18,688
      900 Watson Pharmaceuticals, Inc. +           32,231
                                            -------------
                                                3,619,333
                                            -------------
     Holding Companies -- 0.2%
    1,350 Providian, LLC                          122,934
    2,200 Public Service Enterprise                76,588
                                            -------------
                                                  199,522
                                            -------------
     Home Appliances -- 0.1%
      800 Black & Decker Corporation               41,800
      800 Maytag Corporation                       38,400
      700 Whirlpool Corporation                    45,544
                                            -------------
                                                  125,744
                                            -------------
     Home Furnishings and Housewares -- 0.5%
   12,900 American Home Products Corporation      508,744
      400 Armstrong World                          13,350
    1,800 Leggett & Platt, Inc.                    38,587
    2,688 Newell Rubbermaid, Inc.                  77,952
      200 Springs Industries, Inc.                  7,988
      800 Tupperware Corporation                   13,550
                                            -------------
                                                  660,171
                                            -------------
     Hotels and Restaurants -- 0.7%
    1,200 Darden Restaurants, Inc.                 21,750
    1,200 Harrah's Entertainment Corporation +     31,725
    3,300 Hilton Hotels Corporation                31,762
    2,300 Marriott International, Inc.             72,594
   13,400 McDonald's Corporation                  540,187
    2,000 Mirage Resorts, Inc. +                   30,625
    1,400 Tricon Global Restaurants, Inc. +        54,075
    1,100 Wendy's International, Inc.              22,688
                                            -------------
                                                  805,406
                                            -------------
     Industrial Machinery -- 0.1%
    2,100 AES Corporation +                       156,975
                                            -------------
     Insurance -- 2.8%
    1,400 Aetna Life & Casualty Company            78,137
    2,500 Aflac, Inc.                             117,969
    7,700 Allstate Corporation                    184,800
   15,288 American International Group, Inc.    1,653,015
    2,500 AON Corporation                         100,000
    1,623 Chubb Corporation                        91,395
    1,900 CIGNA Corporation                       153,069
    1,600 Cincinnati Financial Corporation         49,900
    3,008 Conseco, Inc.                            53,768
    2,200 Hartford Financial Services Group,
             Inc.                                 104,225
    1,000 Jefferson-Pilot Corporation              68,250
    1,900 Lincoln National Corporation             76,000
    2,400 Marsh & McLennan Companies, Inc.        229,650
    1,000 MBIA, Inc.                               52,812
      900 MGIC Investment Corporation              54,169
      700 Progressive Corporation                  51,188
    1,300 SAFECO Corporation                       32,338
    2,006 St. Paul Companies, Inc.                 67,577
    1,300 Torchmark, Inc.                          37,781
    1,800 United Healthcare Corporation            95,625
    2,357 UnumProvident Corporation                75,571
                                            -------------
                                                3,427,239
                                            -------------
     Machinery and Heavy Equipment -- 0.4%
    3,400 Caterpillar, Inc.                       160,012
    2,300 Deere & Company                          99,762
    2,100 Dover Corporation                        95,288
    1,500 Ingersoll-Rand Company                   82,594
      900 Parker-Hannifin Corporation              46,181
      900 Stanley Works                            27,113
                                            -------------
                                                  510,950
                                            -------------
     Manufacturing -- 0.3%
    2,200 Alcan Aluminum Ltd.                      90,612
    4,000 Boston Scientific Corporation +          87,500
      300 Briggs & Stratton Corporation            16,088
      700 Brown-Forman Corporation, Class B        40,075
      400 Milacron, Inc.                            6,150
      700 PACCAR, Inc.                             31,019
    1,300 Pall Corporation                         28,031
      600 Reynolds Metals Company                  45,975
    1,700 Sherwin-Williams Company                 35,700
                                            -------------
                                                  381,150
                                            -------------
     Medical Instruments, Services, and
       Supplies -- 1.9%
      500 Bard (C.R.), Inc.                        26,500
    2,700 Baxter International, Inc.              169,594
    1,200 Biomet, Inc.                             48,000
    2,548 Cardinal Health, Inc.                   121,985
    2,800 Guidant Corporation                     131,600
    4,100 HEALTHSOUTH Corporation +                22,038
    3,000 IMS Health, Inc.                         81,563
   13,300 Johnson & Johnson Company             1,238,562
   11,600 Medtronic, Inc.                         422,675
      300 Shared Medical Systems
             Corporation                           15,281
      900 St. Jude Medical, Inc. +                 27,619
                                            -------------
                                                2,305,417
                                            -------------
     Metal Fabricating -- 0.2%
    2,823 Illinois Tool Works, Inc.               190,745
                                            -------------
     Metals and Mining -- 0.5%
    3,400 Alcoa, Inc.                             282,200
    3,700 Barrick Gold Corporation                 65,444
    1,400 Freeport McMoRan Copper & Gold,
             Class B                               29,575
    2,600 Homestake Mining Company                 20,312
    1,900 Inco Ltd.                                44,650
    1,700 Newmont Mining Corporation               41,650
      845 Phelps Dodge Corporation                 56,721
    3,100 Placer Dome, Inc.                        33,325
                                            -------------
                                                  573,877
                                            -------------
     Natural Gas -- 0.3%
      900 Consolidated Natural Gas
             Company                               58,444
    6,900 Enron Corporation                       306,187
      500 NICOR, Inc.                              16,250
      400 ONOEK, Inc.                              10,050
    2,252 Sempra Energy                            39,129
                                            -------------
                                                  430,060
                                            -------------
     News and Publishing -- 0.4%
    2,700 Gannett Company, Inc.                   220,219
      700 Knight-Ridder, Inc.                      41,650
    1,700 New York Times Company,
             Class A                               83,513
      700 Times Mirror Company (New),
             Class A                               46,900
    2,200 Tribune Company                         121,137
                                            -------------
                                                  513,419
                                            -------------
     Oil -- 5.1%
      800 Amerada Hess Corporation                 45,400
    1,000 Apache Corporation                       36,938
      800 Ashland, Inc.                            26,350
    3,100 Atlantic Richfield Company              268,150
    3,280 Baker Hughes, Inc.                       69,085
    6,500 Chevron Corporation                     563,062
    2,000 Coastal Corporation                      70,875
    6,219 Conoco, Inc., Class B                   154,698
   34,236 Exxon Mobil Corporation               2,758,138
    4,200 Halliburton Company                     169,050
    1,200 Louisiana Land & Exploration
             Company                               17,100
      600 McDermott International, Inc.             5,438
    3,500 Occidental Petroleum Corporation         75,687
    2,500 Phillips Petroleum Company              117,500
   21,200 Royal Dutch Petroleum Company         1,281,275
      800 Sunoco, Inc.                             18,800
    5,500 Texaco, Inc.                            298,719
    1,400 Tosco Corporation                        38,062
    2,400 Union Pacific Corporation               104,700
    2,500 Union Pacific Resources Group            31,875
    2,400 Unocal Corporation                       80,550
    3,100 USX-Marathon Group                       76,531
                                            -------------
                                                6,307,983
                                            -------------
     Oil Equipment and Services -- 0.3%
    5,454 Schlumberger Ltd.                       306,787
    2,056 Transocean Sedco Forex, Inc.             69,258
                                            -------------
                                                  376,045
                                            -------------
     Paper and Forest Products -- 0.9%
      500 Bemis Company, Inc.                      17,438
      600 Boise Cascade Corporation                24,300
      900 Champion International Corporation       55,744
    2,200 Fort James Corporation                   60,225
    1,600 Georgia-Pacific Corporation              81,200
    3,891 International Paper Company             219,598
    5,042 Kimberly-Clark Corporation              328,990
    1,000 Mead Corporation                         43,438
      400 Potlatch Corporation                     17,850
    2,300 Weyerhaeuser Company                    165,169
    1,000 Willamette Industries, Inc.              46,437
                                            -------------
                                                1,060,389
                                            -------------
     Personal Items -- 2.4%
    5,600 Colgate-Palmolive Company               364,000
   10,700 Gillette Company                        440,706
    1,000 International Flavors &
             Fragrances, Inc.                      37,750
      400 Jostens, Inc.                             9,725
   13,100 Procter & Gamble Company              1,435,269
    8,200 Warner-Lambert Company                  671,888
                                            -------------
                                                2,959,338
                                            -------------
     Petroleum Refining -- 0.2%
    1,300 Anadarko Petroleum Corporation           44,363
      900 Rowan Companies +                        19,519
    4,100 Williams Companies, Inc.                125,306
                                            -------------
                                                  189,188
                                            -------------
     Pharmaceuticals -- 2.3%
    1,080 ALZA Corporation +                       37,395
   19,600 Bristol-Myers Squibb Company          1,258,075
   10,800 Lilly (Eli) & Company                   718,200
    4,900 Pharmacia & Upjohn, Inc.                220,500
   14,500 Schering-Plough Corporation             611,719
                                            -------------
                                                2,845,889
                                            -------------
     Photographic Equipment and Supplies -- 0.2%
    3,100 Eastman Kodak Company                   205,375
      500 Polaroid Corporation                      9,406
                                            -------------
                                                  214,781
                                            -------------
     Printing and Publishing -- 0.2%
      800 American Greetings Corporation,
             Class A                               18,900
    1,300 Donnelley (R.R.) & Sons Company          32,256
    1,400 Dun & Bradstreet Corporation             41,300
    1,800 McGraw-Hill, Inc.                       110,925
    1,000 Westvaco Corporation                     32,625
                                            -------------
                                                  236,006
                                            -------------
     Railroads -- 0.1%
    3,600 Norfolk Southern Corporation             73,800
                                            -------------
     Recreation -- 0.2%
    6,100 Carnival Corporation, Class A           291,656
                                           --------------
     Research and Development -- 0.5%
   10,100 Amgen, Inc. +                           606,631
                                            -------------
     Retail -- Store -- 4.7%
    1,300 Bed Bath & Beyond, Inc. +                45,175
    1,900 Best Buy Company, Inc. +                 95,356
    1,900 Circuit City Stores -- Circuit City
             Group                                 85,619
    1,000 Consolidated Stores
             Corporation +                         16,250
    2,100 Costco Wholesale Corporation +          191,625
    3,700 CVS Corporation                         147,769
    4,200 Dayton Hudson Corporation               308,437
      900 Dillard's, Inc.                          18,169
    2,400 Dollar General Corporation               54,600
    2,000 Federated Department Stores +           101,125
    8,237 Gap, Inc.                               378,902
    4,700 K-mart Corporation +                     47,294
    1,500 Kohls Corporation +                     108,281
    1,900 Limited, Inc.                            82,294
      400 Long's Drug Stores Company               10,325
    3,300 May Department Stores Company           106,425
    1,400 Nordstrom, Inc.                          36,663
    3,500 Office Depot, Inc. +                     38,281
    2,400 Penney (J.C.) Company, Inc.              47,850
    2,400 Rite Aid Corporation                     26,850
      400 Russell Corporation                       6,700
    4,800 Safeway, Inc. +                         170,700
    3,800 Sears, Roebuck & Company                115,662
    4,600 Staples, Inc. +                          95,450
    3,100 TJX Companies, Inc.                      63,356
    2,400 Toys R Us, Inc. +                        34,350
   44,000 Wal-Mart Stores, Inc.                 3,041,500
    9,900 Walgreen Company                        289,575
                                            -------------
                                                5,764,583
                                            -------------
     Savings and Loan -- 0.0% #
    1,500 Golden West Financial
             Corporation                           50,250
                                            -------------

     Soaps and Detergents -- 0.1%
    2,208 Clorox Company                          111,228
                                            -------------

     Steel -- 0.1%
      950 Allegheny Technologies, Inc. +           21,316
    1,400 Bethlehem Steel Corporation +            11,725
      900 Nucor Corporation                        49,331
      800 Timken Company                           16,350
      900 USX-U.S.Steel Group, Inc.                29,700
    1,000 Worthington Industries, Inc.             16,562
                                            -------------
                                                  144,984
                                            -------------
     Technology -- 0.1%
      900 ITT Industries                           30,094
      500 Millipore Corporation                    19,312
      500 PerkinElmer, Inc. +                      20,844
                                            -------------
                                                   70,250
                                            -------------
     Telecommunications -- 11.8%
    1,300 ADC Telecommunications, Inc. +           94,331
    3,066 ALLTEL Corporation                      253,520
      900 Andrew Corporation +                     17,044
   31,620 AT & T Corporation                    1,604,715
   15,400 Bell Atlantic Corporation               948,062
   18,600 BellSouth Corporation                   870,712
    1,300 CenturyTel, Inc.                         61,588
    7,200 Comcast Corporation Special,
             Class A                              364,050
      700 Comverse Technology, Inc. +             101,325
    7,355 Global Crossing Ltd. +                  367,750
   30,310 Lucent Technologies, Inc.             2,267,567
   27,705 MCI Worldcom, Inc. +                  1,470,097
    3,400 Nextel Communications, Inc. +           350,625
   13,140 Nortel Networks Corporation           1,327,140
    5,600 Qualcomm, Inc.                          986,300
   33,712 SBC Communications                    1,643,460
    8,600 Sprint Corporation                      578,888
    4,400 Sprint PCS +                            451,000
    4,814 US West, Inc.                           346,608
    6,700 Viacom, Inc., Class B +                 404,931
                                            -------------
                                               14,509,713
                                            -------------
     Tire and Rubber -- 0.1%
      900 Cooper Tire & Rubber
             Company                               14,006
    1,100 Goodrich (B.F.) Company                  30,250
    1,600 Goodyear Tire & Rubber
             Company                               45,100
                                            -------------
                                                   89,356
                                            -------------
     Transportation -- 0.3%
    4,500 Burlington Northern Santa Fe            109,125
    2,880 FDX Corporation +                       117,900
    1,000 Kansas City Southern
             Industries, Inc                       74,625
      600 Ryder System, Inc.                       14,663
                                            -------------
                                                  316,313
                                            -------------
     Utilities -- 1.4%
    1,300 Ameren Corporation                       42,575
    1,800 American Electric Power
             Company, Inc.                         57,825
    1,400 Carolina Power & Light Company           42,612
    1,900 Central & Southwest Corporation          38,000
    1,500 Cinergy Corporation                      36,187
    1,000 CMS Energy Corporation                   31,188
    2,200 Consolidated Edison Company              75,900
    1,400 Constellation Energy Group               40,600
    1,800 Dominion Resources, Inc.                 70,650
    1,400 DTE Energy Company                       43,925
    3,400 Duke Energy Company                     170,425
    3,300 Edison International                     86,419
    2,400 Entergy Corporation                      61,800
    2,172 FirstEnergy Corporation                  49,277
    1,000 Florida Progress Corporation             42,312
    1,700 FPL Group, Inc.                          72,781
    1,300 GPU, Inc.                                38,919
      500 National Service Industries, Inc.        14,750
    1,100 New Century Energies, Inc.               33,413
    1,700 Niagara Mohawk Power
             Corporation +                         23,694
    1,600 Northern States Power
             Company                               31,200
    1,700 PECO Energy Company                      59,075
      400 People's Energy Corporation              13,400
    3,700 PG & E Corporation                       75,850
      700 Pinnacle West Capital Corporation        21,394
    1,500 PP & L Resources, Inc.                   34,312
    2,800 Reliant Energy, Inc.                     64,050
    6,800 Southern Company                        159,800
    2,700 Texas Utilities Company                  96,019
    2,100 Unicom Corporation                       70,350
                                            -------------
                                                1,698,702
                                            -------------
     Waste Management -- 0.1%
    1,700 Allied Waste Industries, Inc. +          14,981
    5,947 Waste Management, Inc.                  102,214
                                            -------------
                                                  117,195
                                            -------------
TOTAL COMMON STOCKS
   (Cost $93,360,569)                         120,068,937
                                            -------------

Principal
  Amount
---------
U.S. TREASURY BILLS -- 0.1%
   (Cost  $97,601)
$ 100,000 5.49% ++, due 06/22/2000**               97,601
                                            -------------

REPURCHASE AGREEMENT-- 1.4%
   (Cost  $1,699,000)
1,699,000 Agreement with State Street Bank
          and Trust Company, 3.300% dated
          12/31/1999, to be repurchased at
          $1,699,467 on 01/03/2000,
          collateralized by $1,700,000 U.S.
          Treasury Note, 6.250% maturing
          02/28/2002 (value $1,734,000)         1,699,000
                                            -------------

TOTAL INVESTMENTS
   (Cost $95,157,170*)              99.1%     121,865,538
OTHER ASSETS AND
LIABILITIES (Net)                    0.9        1,107,443
                                   -----    -------------
NET ASSETS                         100.0%   $ 122,972,981
                                   =====    =============

-----------
 * Aggregate cost for Federal tax purposes is $95,171,091.

** Securities pledged as collateral for futures contracts.

 + Non-income producing security.

++ Rate represents annualized yield at date of purchase.

 # Amount represents less than 0.1% of net assets.


Number of                                     Unrealized
Contracts                                    Appreciation
---------                                    ------------
FUTURES CONTRACTS -- LONG POSITION
     5     S&P 500 Index March 2000             $55,080
                                                =======

                      See Notes to Financial Statements



Munder Institutional MidCap Index Equity Fund
  Portfolio of Investments, December 31, 1999

   Shares                                           Value
---------------------------------------------------------
COMMON STOCKS -- 87.3%
     Aerospace -- 0.3%
      300 Cordant Technologies, Inc.        $       9,900
      400 Litton Industries, Inc. +                19,950
                                            -------------
                                                   29,850
                                            -------------
     Agricultural Machinery -- 0.1%
      500 Agco Corporation                          6,719
                                            -------------

     Air Travel -- 0.1%
      200 Alaska Air Group, Inc. +                  7,025
                                            -------------

     Aluminum -- 0.0% #
      100 Maxxam, Inc. +                            4,288
                                            -------------

     Apparel and Textiles -- 2.0%
      314 Albany International Corporation          4,869
      400 American Eagle Outfitters, Inc. +        18,000
      500 Burlington Industries, Inc. +             2,000
    1,300 Cintas Corporation                       69,063
    1,400 Jones Apparel Group, Inc. +              37,975
      500 Mohawk Industries, Inc. +                13,188
      300 Rayonier, Inc.                           14,494
    1,600 Shaw Industries, Inc.                    24,700
      500 Unifi, Inc.                               6,156
      500 Warnaco Group, Inc.                       6,156
      500 Westpoint Stevens, Inc.                   8,750
                                            -------------
                                                  205,351
                                            -------------
     Automobiles -- 1.1%
      400 Federal Signal Corporation                6,425
    1,700 Harley Davidson, Inc.                   108,906
                                            -------------
                                                  115,331
                                            -------------
     Automobile Parts and Equipment -- 0.7%
      200 Arvin Industries, Inc.                    5,675
      200 Borg Warner Automotive, Inc.              8,100
      600 Federal Mogul Corporation                12,075
      600 Lear Corporation +                       19,200
      600 Meritor Automotive, Inc.                 11,625
      300 Modine Manufacturing Company              7,500
      728 Pennzoil-Quaker State Company             7,416
      200 Superior Industries International,
             Inc.                                   5,363
                                            -------------
                                                   76,954
                                            -------------
     Banks -- 4.5%
    2,433 Charter One Financial, Inc.              46,531
      400 City National Corporation                13,175
    1,300 Compass Bancshares, Inc.                 29,006
    1,800 First Security Corporation               45,956
    1,500 First Tennessee National
             Corporation                           42,750
      500 First Virginia Banks, Inc.               21,500
    1,800 Hibernia Corporation                     19,125
    1,200 Marshall & Ilsley Corporation            75,375
      600 Mercantile Bankshares
             Corporation                           19,163
    1,200 National Commerce
             Bancorporation                        27,225
    1,550 North Fork Bancorporation, Inc.          27,125
      700 Pacific Century Financial
             Corporation                           13,081
      400 Webster Financial Corporation             9,425
      400 Westamerica Bancorporation               11,175
      300 Wilmington Trust Corporation             14,475
    1,000 Zions Bancorp                            59,188
                                            -------------
                                                  474,275
                                            -------------
     Banking and Financial Services -- 0.6%
      400 CCB Financial Corporation                17,425
      800 FirstMerit Corporation                   18,400
    1,000 GreenPoint Financial
             Corporation                           23,812
      400 Keystone Financial, Inc.                  8,425
                                            -------------
                                                   68,062
                                            -------------
    Biotechnology -- 0.8%
      400 Gilead Sciences, Inc. +                  21,650
      470 Millennium Pharmaceuticals,
             Inc. +                                57,340
                                            -------------
                                                   78,990
                                            -------------
     Broadcasting -- 2.3%
    1,100 Belo (A.H.) Corporation                  20,969
      318 Chris Craft Industries, Inc.             22,936
      400 Hispanic Broadcasting
             Corporation +                         36,887
    1,200 Univision Communications, Inc.,
             Class A +                            122,625
      500 Westwood One, Inc. +                     38,000
                                            -------------
                                                  241,417
                                            -------------
     Building Construction -- 0.1%
      400 Harsco Corporation                       12,700
                                            -------------
     Business Services -- 5.2%
      500 AC Nielsen Corporation +                 12,313
    1,000 Acxiom Corporation +                     24,000
      700 Apollo Group, Inc. +                     14,044
      200 Banta Corporation                         4,513
    1,800 Comdisco, Inc.                           67,050
    1,700 Convergys Corporation +                  52,275
      600 DeVry, Inc. +                            11,175
    1,425 Fiserv, Inc. +                           54,595
      800 Gartner Group, Inc., Class B +           11,050
      300 Gtech Holdings Corporation +              6,600
      200 Jacobs Engineering Group, Inc. +          6,500
      300 Kelly Services, Inc.                      7,538
      700 Manpower, Inc.                           26,337
      900 Modis Professional Services,
             Inc. +                                12,825
      400 Navigant Consulting, Inc. +               4,350
      200 NCO Group, Inc. +                         6,025
      900 NCR Corporation +                        34,087
      700 NOVA Corporation +                       22,094
      400 Ogden Corporation                         4,775
      700 Olsten Corporation                        7,919
      300 Polycom, Inc. +                          19,106
      800 Robert Half International, Inc. +        22,850
      500 Sothebys Holdings, Inc.                  15,000
    1,300 Stewart Enterprises, Inc.                 6,175
    1,400 Sun Guard Data Systems +                 33,250
      500 Sylvan Learning Systems, Inc. +           6,500
      900 Viad Corporation                         25,087
      600 Waters Corporation +                     31,800
                                            -------------
                                                  549,833
                                            -------------
    Chemicals and Plastics -- 2.0%
      400 Albemarle Corporation                     7,675
      600 Cabot Corporation                        12,225
    1,354 CK Witco Corporation                     18,110
      400 Cytec Industries, Inc. +                  9,250
      200 Dexter Corporation                        7,950
      800 Ethyl Corporation                         3,150
      300 Ferro Corporation                         6,600
      100 Fuller (H.B.) Company                     5,594
      300 Georgia Gulf Corporation                  9,131
      400 Hanna (M.A.) Company                      4,375
    1,300 IMC Global, Inc.                         21,287
      500 Lubrizol Corporation                     15,437
      200 Minerals Technologies, Inc.               8,013
      400 Olin Corporation                          7,925
    1,000 R.P.M., Inc.                             10,187
      300 Schulman (A.), Inc.                       4,894
    1,300 Solutia, Inc.                            20,069
      800 Sterling Commerce, Inc. +                27,250
      300 Wellman, Inc.                             5,588
                                            -------------
                                                  204,710
                                            -------------
     Communication Equipment -- 0.2%
      700 Harris Corporation                       18,681
                                            -------------
     Communication Services -- 0.1%
      500 COMSAT Corporation                        9,938
                                            -------------
     Computers and Business Equipment -- 1.3%
      600 Diebold, Inc.                            14,100
    1,900 Quantum Corporation -- DLT &
             Storage Systems +                     28,737
      900 Storage Technology
             Corporation +                         16,594
      800 Symbol Technologies, Inc.                50,850
      500 Tech Data Corporation +                  13,563
      300 Transaction Systems Architects, Inc.,
             Class A +                              8,400
                                            -------------
                                                  132,244
                                            -------------
     Computer Hardware, Software or Services -- 12.3%
      400 Affiliated Computer Services, Inc.,
             Class A +                             18,400
    2,800 Cadence Design Systems, Inc. +           67,200
      500 Cambridge Technology
             Partners +                            13,125
      500 CheckFree Holdings
             Corporation +                         52,250
      600 DST Systems, Inc. +                      45,787
      600 Electronic Arts +                        50,400
      300 Imation Corporation +                    10,069
    2,200 Informix Corporation +                   25,162
    2,100 Intuit, Inc. +                          125,869
      600 Keane, Inc. +                            19,050
      700 Legato Systems, Inc. +                   48,169
      600 Mentor Graphics Corporation +             7,912
    1,550 Networks Assocs, Inc. +                  41,366
      300 Policy Management Systems
             Corporation +                          7,669
      800 Rational Software Corporation +          39,300
    2,100 Siebel Systems, Inc. +                  176,400
      800 Sterling Software, Inc. +                25,200
      300 Structural Dynamics Research
             Corporation +                          3,825
      400 Sykes Enterprises, Inc. +                17,550
      500 Symantec Corporation +                   29,312
      600 Synopsys, Inc. +                         40,050
    2,950 VERITAS Software
             Corporation +                        422,219
                                            -------------
                                                1,286,284
                                            -------------
     Construction Materials -- 0.7%
      300 Fastenal Company                         13,481
      200 Granite Construction, Inc.                3,688
      400 Martin Marietta Materials, Inc.          16,400
      300 Southdown, Inc.                          15,488
      500 USG Corporation                          23,562
                                            -------------
                                                   72,619
                                            -------------
     Containers and Glass -- 0.1%
      400 Mark IV Industries, Inc.                  7,075
                                            -------------

     Diversified -- 0.3%
      600 American Standard Companies,
             Inc. +                                27,525
                                            -------------

     Domestic Oil -- 0.6%
      400 Murphy Oil Corporation                   22,950
      500 Noble Affiliates, Inc.                   10,719
      800 Ultramar Diamond Shamrock                18,150
      500 Valero Energy Corporation                 9,937
                                            -------------
                                                   61,756
                                            -------------
     Drugs and Health Care -- 7.6%
      200 Acuson +                                  2,513
      500 Apria Healthcare Group, Inc. +            8,969
    1,500 Bergen Brunswig Corporation              12,469
    1,700 Biogen, Inc. +                          143,650
      400 Carter Wallace, Inc.                      7,175
    2,100 Chiron Corporation +                     88,987
      500 Covance, Inc. +                           5,406
      300 Express Scripts, Inc., Class A +         19,200
    1,000 Forest Labs, Inc. +                      61,438
      700 Genzyme Surgical Products +              31,500
    2,849 Health Management Associates +           38,105
      700 ICN Pharmaceuticals, Inc.                17,719
    1,000 Ivax Corporation +                       25,750
      500 Lincare Holdings, Inc. +                 17,344
      500 Medimmune, Inc. +                        82,937
      300 MiniMed, Inc. +                          21,975
    1,500 Mylan Labs, Inc.                         37,781
      800 Omnicare, Inc.                            9,600
      700 Oxford Health Plans, Inc. +               8,881
      400 PacifiCare Health Systems, Inc. +        21,200
      700 Perrigo Company +                         5,600
      700 Quorum Health Group, Inc. +               6,519
      300 Sepracor, Inc. +                         29,756
      900 Stryker Corporation                      62,663
    1,200 Sybron International
             Corporation +                         29,625
      700 Total Renal Care Holdings,
             Inc. +                                 4,681
                                            -------------
                                                  801,443
                                            -------------
     Electric Utilities -- 1.1%
      600 Calpine Corporation +                    38,400
      200 Cleco Corporation                         6,413
    1,800 DPL, Inc.                                31,162
      700 DQE, Inc.                                24,237
      936 Sierra Pacific Resources                 16,205
                                            -------------
                                                  116,417
                                            -------------
     Electrical Equipment -- 1.7%
    2,200 American Power Conversion
             Corporation +                         58,025
      300 AMETEK, Inc.                              5,719
      900 Arrow Electronics, Inc. +                22,837
    1,800 Atmel Corporation +                      53,212
      500 Dentsply International, Inc.             11,813
      600 Hubbell, Inc.                            16,350
      300 Magnetek, Inc. +                          2,306
      400 Ucar International, Inc. +                7,125
                                            -------------
                                                  177,387
                                            -------------
     Electronics -- 8.8%
      400 ADTRAN, Inc. +                           20,575
    2,300 Altera Corporation +                    113,994
      300 Avnet, Inc.                              18,150
      800 Cirrus Logic, Inc. +                     10,650
    1,200 Cypress Semiconductor
             Corporation +                         38,850
      800 Integrated Device Technology,
             Inc. +                                23,200
    1,000 Jabil Circuit, Inc. +                    73,000
    1,700 Linear Technology Corporation           121,656
    3,000 Maxim Integrated Products,
             Inc. +                               141,562
      500 Microchip Technology, Inc. +             34,219
      300 Novellus Systems, Inc. +                 36,759
      300 QLogic Corporation +                     47,963
      500 Sanmina Corporation +                    49,937
      600 SCI Systems, Inc. +                      49,312
      700 Sensormatic Electronics
             Corporation +                         12,206
      100 Sequa Corporation +                       5,394
      300 Teleflex, Inc.                            9,394
      718 Vishay Intertechnology, Inc. +           22,707
    1,700 Vitesse Semiconductor
             Corporation +                         89,144
                                            -------------
                                                  918,672
                                            -------------
     Financial Services -- 2.7%
      500 American Financial Group, Inc.           13,188
      525 Associated Banc Corporation              17,981
    2,300 Concord EFS, Inc. +                      59,225
    2,700 E*TRADE Group, Inc. +                    70,537
      900 Edwards (A.G.), Inc.                     28,856
      600 Finova Group, Inc.                       21,300
      300 Investment Technology Group,
             Inc.                                   8,625
      500 Legg Mason, Inc.                         18,125
      400 Provident Financial Group, Inc.          14,350
      800 ReliaStar Financial Corporation          31,350
                                            -------------
                                                  283,537
                                            -------------
     Food and Beverage -- 2.2%
      400 Bob Evans Farms, Inc.                     6,175
      400 Dean Foods Company                       15,900
      500 Dole Food, Inc.                           8,125
      200 Dreyers Grand Ice Cream, Inc.             3,400
      900 Flowers Industries, Inc.                 14,344
      700 Hormel Foods Corporation                 28,437
      800 IBP, Inc.                                14,400
      200 International Multifoods
             Corporation                            2,650
      600 Interstate Bakeries Corporation          10,875
      300 Lance, Inc.                               3,000
      600 Mccormick & Company, Inc.                17,850
      300 Smucker (J.M.) Company                    5,850
      300 Suiza Foods Corporation +                11,887
    2,600 Tyson Foods, Inc.                        42,250
      900 United States Foodservice +              15,075
      500 Universal Foods Corporation              10,188
      400 Vlasic Foods International, Inc. +        2,275
    1,700 Whitman Corporation                      22,844
                                            -------------
                                                  235,525
                                            -------------
     Forest Products -- 0.2%
      800 Georgia Pacific Corporation              19,700
                                            -------------
     Gas and Pipeline Utilities -- 1.5%
      500 AGL Resources, Inc.                       8,500
    1,100 American Water Works, Inc.               23,375
      266 Indiana Energy, Inc.                      4,722
    1,600 KeySpan Corporation                      37,100
    1,250 Kinder Morgan, Inc.                      25,234
      800 MCN Corporation Holding
             Company                               19,000
      300 National Fuel Gas Company                13,950
      700 Questar Corporation                      10,500
      400 Washington Gas Light Company             11,000
                                            -------------
                                                  153,381
                                            -------------
     Home Furnishings and Housewares -- 0.1%
      500 Furniture Brands International,
             Inc. +                                11,000
                                            -------------
     Hotels and Restaurants -- 0.6%
      600 Brinker International, Inc. +            14,400
      400 Buffets, Inc. +                           4,000
      500 CBRL Group, Inc.                          4,852
        1 Hilton Hotels Corporation                    15
      300 Lone Star Steakhouse & Saloon +           2,677
      800 Mandalay Resort Group +                  16,100
      650 Outback Steakhouse, Inc. +               16,859
      300 Papa John's International, Inc. +         7,819
                                           --------------
                                                   66,722
                                           --------------
     Household Products -- 0.6%
      400 Church & Dwight, Inc.                    10,675
    1,200 Dial Corporation                         29,175
      600 Hillenbrand Industries, Inc.             19,012
                                           --------------
                                                   58,862
                                           --------------
     Industrial Machinery -- 0.8%
      600 Airgas, Inc. +                            5,700
      400 Donaldson Company, Inc.                   9,625
      300 Kaydon Corporation                        8,044
      300 Kennametal, Inc.                         10,087
      100 Nordson Corporation                       4,825
      300 SPX Corporation +                        24,244
      300 Stewart & Stevenson Services,
             Inc.                                   3,553
      200 Tecumseh Products Company,
             Class A                                9,438
      400 York International Corporation           10,975
                                           --------------
                                                   86,491
                                           --------------
     Insurance -- 1.9%
      500 Allmerica Financial Corporation          27,812
      600 Ambac Financial Group, Inc.              31,312
      400 Everest Reinsurance Holdings,
             Inc.                                   8,925
    1,400 Foundation Health Systems,
             Inc. +                                13,913
      400 Horace Mann Educators
             Corporation                            7,850
      300 HSB Group, Inc.                          10,144
      500 Ohio Casualty Corporation                 8,031
    1,450 Old Republic International
             Corporation                           19,756
      450 PMI Group, Inc.                          21,966
      600 Protective Life Corporation              19,088
      700 Unitrin, Inc.                            26,337
                                            -------------
                                                  195,134
                                            -------------
     Leisure Time -- 1.1%
      700 Callaway Golf Company                    12,381
      900 International Game Technology            18,281
      500 International Speedway Corporation,
             Class A                               25,187
    3,400 Park Place Entertainment
             Corporation +                         42,500
      700 Premier Parks, Inc. +                    20,213
                                            -------------
                                                  118,562
                                            -------------
     Medical Instruments -- 0.2%
      300 Beckman Coulter, Inc.                    15,262
      600 STERIS Corporation +                      6,188
                                            -------------
                                                   21,450
                                            -------------
     Medical Services -- 0.6%
    1,200 Beverly Enterprises, Inc. +               5,250
      500 First Health Group Corporation +         13,437
      600 PSS World Medical, Inc. +                 5,663
      400 Trigon Healthcare, Inc. +                11,800
      600 VISX, Inc. +                             31,050
                                            -------------
                                                   67,200
                                            -------------
     Metals -- 0.0% #
      242 Ryerson Tull, Inc.                        4,704
                                            -------------

     Mining -- 0.0% #
      100 Cleveland Cliffs, Inc.                    3,113
                                            -------------

     Miscellaneous -- 0.1%
      400 Blyth Industries, Inc. +                  9,825
      300 Rollins, Inc.                             4,500
                                            -------------
                                                   14,325
                                            -------------
     Mobile Homes -- 0.1%
    1,599 Clayton Homes, Inc.                      14,691
                                            -------------

     Newspapers -- 0.7%
      400 Lee Enterprises, Inc.                    12,775
      200 Media General, Inc.                      10,400
      100 Washington Post Company                  55,587
                                            -------------
                                                   78,762
                                            -------------
     Office Furnishings and Supplies -- 0.6%
      600 Hon Industries, Inc.                     13,162
      700 Miller Herman, Inc.                      16,100
    1,300 Office Max, Inc. +                        7,150
      700 Reynolds & Reynolds Company              15,750
      300 Standard Register                         5,813
      400 Wallace Computer Series, Inc.             6,650
                                            -------------
                                                   64,625
                                            -------------
     Oil and Gas -- 3.6%
      600 BJ Services Company +                    25,087
      900 Devon Energy Corporation                 29,587
    1,600 ENSCO International, Inc.                36,600
      300 Flowserve Corporation                     5,100
    2,000 Global Marine, Inc. +                    33,250
      300 Hanover Compressor Company +             11,325
      500 Helmerich & Payne, Inc.                  10,906
    1,300 Lyondell Petrochemical
             Company                               16,575
    1,500 Nabors Industries, Inc. +                46,406
    1,500 Noble Drilling Corporation +             49,125
    1,888 Ocean Energy, Inc. +                     14,632
      900 Pioneer Natural Resources
             Company                                8,044
    2,100 Santa Fe Snyder Corporation +            16,800
      400 Smith International, Inc. +              19,875
      600 Varco International, Inc. +               6,113
    1,175 Weatherford International, Inc.          46,927
                                            -------------
                                                  376,352
                                            -------------
     Paper -- 1.2%
      400 Bowater, Inc.                            21,725
      200 Chesapeake Corporation                    6,100
    1,000 Consolidated Papers, Inc.                31,812
      400 Glatfelter (P.H.) Company                 5,825
      500 Longview Fibre Company                    7,125
      400 Pentair, Inc.                            15,400
    1,200 Sonoco Products Company                  27,300
      500 Wausau Mosinee Paper
             Corporation                            5,844
                                            -------------
                                                  121,131
                                            -------------
     Publishing -- 0.6%
      600 Harte-Hanks, Inc.                        13,050
      300 Houghton Mifflin Company                 12,656
    1,000 Readers Digest Association, Inc.,
             Class A (non-voting)                  29,250
      100 Scholastic Corporation +                  6,219
                                            -------------
                                                   61,175
                                            -------------
     Railroads and Equipment -- 0.3%
      400 GATX Corporation                         13,500
      400 Trinity Industries, Inc.                 11,375
      500 Wisconsin Central Transportation
             Corporation +                          6,719
                                            -------------
                                                   31,594
                                            -------------
     Retail -- 4.1%
    1,200 Abercrombie & Fitch Company +            32,025
      600 Barnes & Noble, Inc. +                   12,375
      700 BJs Wholesale Club, Inc. +               25,550
      700 Borders Group, Inc. +                    11,244
      400 CDW Computer Centers, Inc. +             31,450
      500 Claire S Stores, Inc.                    11,188
      800 CompUSA, Inc. +                           4,100
      600 Dollar Tree Stores, Inc. +               29,062
    2,000 Family Dollar Stores, Inc.               32,625
      400 Hannaford Brothers Company               27,725
      500 Heilig-Meyers Company                     1,375
      300 Lands End, Inc. +                        10,425
      300 Micro Warehouse, Inc. +                   5,550
      400 Neiman Marcus Group, Inc.,
             Class A +                             11,175
      300 Payless Shoesource, Inc. +               14,100
      800 Ross Stores, Inc.                        14,350
      400 Ruddick Corporation                       6,200
    1,592 Saks, Inc. +                             24,775
    2,100 Starbucks Corporation +                  50,925
      600 Tiffany & Company                        53,550
      500 Williams-Sonoma, Inc. +                  23,000
                                            -------------
                                                  432,769
                                            -------------
     Savings and Loan -- 0.7%
      500 Astoria Financial Corporation            15,219
    1,300 Dime Bancorp, Inc.                       19,662
    2,500 Sovereign Bancorp, Inc.                  18,633
      800 TCF Financial Corporation                19,900
                                            -------------
                                                   73,414
                                            -------------
     Shipbuilding -- 0.1%
      300 Newport News Shipbuilding, Inc.           8,250
                                            -------------
     Steel -- 0.3%
      900 AK Steel Holding Corporation             16,987
      200 Carpenter Technology
             Corporation                            5,488
      200 Oregon Steel Mills, Inc.                  1,588
      200 Precision Castparts Corporation           5,250
                                            -------------
                                                   29,313
                                            -------------
     Telecommunications -- 1.4%
    2,400 Broadwing, Inc.                          88,500
      500 Telephone & Data Systems, Inc.           63,000
                                            -------------
                                                  151,500
                                            -------------
     Tire and Rubber -- 0.3%
      200 Bandag, Inc.                              5,000
      300 Carlisle Companies, Inc.                 10,800
      400 Lancaster Colony Corporation             13,250
                                            -------------
                                                   29,050
                                            -------------
     Tobacco -- 0.2%
    1,000 R.J. Reynolds Tobacco Holdings,
             Inc.                                  17,625
      300 Universal Corporation                     6,844
                                            -------------
                                                   24,469
                                            -------------
     Trucking and Freight Forwarding -- 0.8%
      400 Airbourne Freight Corporation             8,800
      400 Alexander & Baldwin, Inc.                 9,125
      200 Arnold Industries, Inc.                   2,812
      400 CNF Transportation, Inc.                 13,800
      300 Hunt (J.B.) Transport Services, Inc.      4,153
      300 Overseas Shipholding Group, Inc.          4,444
      400 Pittston Brinks Group                     8,800
      600 Swift Transportation Co., Inc. +         10,575
      500 Tidewater, Inc.                          18,000
                                            -------------
                                                   80,509
                                            -------------
     Utilities -- 5.1%
    1,100 Allegheny Energy, Inc.                   29,631
      700 Alliant Energy Corporation               19,250
      150 Black Hills Corporation                   3,328
      300 CMP Group, Inc.                           8,269
      875 Conectiv, Inc.                           14,711
    1,300 Energy East Corporation                  27,056
      300 Hawaiian Electric Industries, Inc.        8,663
      300 Idacorp, Inc.                             8,044
      600 Illinova Corporation                     20,850
    1,000 IPALCO Enterprises                       17,062
      600 Kansas City Power & Light
             Company                               13,238
    1,500 LG & E Energy Corporation                26,156
      500 Midamerica Energy Holdings
             Company                               16,844
      600 Minnesota Power & Light
             Company                               10,163
    1,000 Montana Power Company                    36,062
      500 New England Electric Systems             25,875
    1,400 NiSource, Inc.                           25,025
    1,500 Northeast Utilities                      30,844
      600 NSTAR                                    24,300
      700 OGE Energy Corporation                   13,300
    1,400 Potomac Electric Power
             Company                               32,112
      400 Public Service Company Nm                 6,500
      800 Puget Sound Energy, Inc.                 15,500
    1,200 Scana Corporation                        32,250
    1,500 Teco Energy, Inc.                        27,844
    1,050 Utilicorp United, Inc.                   20,409
    1,100 Wisconsin Energy Corporation             21,175
                                            -------------
                                                  534,461
                                            -------------
TOTAL COMMON STOCKS
   (Cost  $8,804,222)                           9,157,317
                                            -------------

Principal
  Amount
---------
U.S. TREASURY BILLS-- 0.9%
   (Cost  $97,601)
$ 100,000 5.49% ++, due 06/22/2000**               97,601
                                           --------------

REPURCHASE AGREEMENT-- 11.4%
   (Cost  $1,198,000)
1,198,000 Agreement with State Street
          Bank and Trust Company, 3.300%
          dated 12/31/1999, to be repurchased
          at $1,198,329 on 01/03/2000,
          collateralized by $1,195,000 U.S.
          Treasury Note, 6.625% maturing
          03/31/2002 (value $1,223,381)         1,198,000

OTHER INVESTMENTS**
   (Cost $35,956)                    0.3%          35,956
                                            -------------

TOTAL INVESTMENTS
   (Cost  $10,135,779*)             99.9%      10,488,874
OTHER ASSETS AND
LIABILITIES (Net)                    0.1            6,950
                                   -----    -------------
NET ASSETS                         100.0%   $  10,495,824
                                   =====    =============

---------
   * Aggregate cost for Federal tax purposes is $10,143,010.

  ** Securities pledged as collateral for futures contracts.

 *** As of December 31, 1999, the market value of the securities on loan is $34,796. Collateral received for securities loaned of $34,956 is invested in State Street Navigator Securities Lending Trust-Prime Portfolio.

   + Non-income producing security.

  ++ Rate represents annualized yield at date of purchase.

   # Amount represents less than 0.1% of net assets.

Number of                                     Unrealized
Contracts                                    Appreciation
---------                                    ------------
FUTURES CONTRACTS -- LONG POSITION
     6  S&P Mid Cap 400 Index, March 2000       $65,765
                                                =======

                      See Notes to Financial Statements



Munder Institutional S&P SmallCap Index Equity Fund
  Portfolio of Investments, December 31, 1999

   Shares                                           Value
---------------------------------------------------------
COMMON STOCKS -- 99.4%
     Advertising -- 0.2%
    2,960 ADVO, Inc. +                      $      70,300
    6,900 HA-LO Industries, Inc. +                 51,750
                                            -------------
                                                  122,050
                                            -------------
     Aerospace and Defense -- 0.9%
    3,810 AAR Corporation                          68,342
    1,320 Alliant Techsystems, Inc. +              82,252
    2,110 Aviation Sales Company +                 34,815
    3,590 BE Aerospace, Inc. +                     30,291
    5,990 Gencorp, Inc.                            59,151
    5,310 Orbital Sciences Corporation +           98,567
    2,640 Scott Technologies, Inc. +               49,830
    3,800 Teledyne Technologies, Inc.              35,863
    1,010 Watkins Johnson Company                  40,400
                                            -------------
                                                  499,511
                                            -------------
     Agricultural Machinery -- 0.5%
    5,270 AptarGroup, Inc.                        132,409
    5,550 Delta & Pine Land Company                96,431
    1,830 Lindsay Manufacturing
             Company                               33,398
                                            -------------
                                                  262,238
                                            -------------
     Air Travel -- 0.5%
    2,560 Atlantic Coast Airlines Holdings,
             Inc. +                                60,800
    4,860 Mesa Air Group, Inc. +                   23,085
    1,990 Midwest Express Holdings,
             Inc. +                                63,431
    3,400 SkyWest, Inc.                            95,200
                                            -------------
                                                  242,516
                                            -------------
     Apparel and Textiles -- 1.4%
    1,160 Angelica Corporation                     11,310
    1,980 Ashworth, Inc. +                          8,168
    3,530 Cone Mills Corporation +                 15,885
    2,830 G & K Services                           91,621
    3,100 Guilford Mills, Inc.                     22,475
      930 Haggar Corporation                       10,579
    4,430 Hartmarx Corporation +                   17,997
    1,490 K-Swiss, Inc.                            27,681
    4,020 Kellwood Company                         78,139
    4,990 Nautica Enterprises, Inc. +              56,449
    1,940 Oshkosh B' Gosh, Inc.                    40,861
    1,030 Oxford Industries, Inc.                  20,407
    3,800 Phillips Van Heusen Corporation          31,588
    3,300 Quiksilver, Inc. +                       51,150
    6,570 Stride Rite Corporation                  42,705
    1,770 The Dixie Group, Inc.                    13,054
    3,060 Timberland Company +                    161,797
    5,860 Wolverine World Wide, Inc.               64,094
                                            -------------
                                                  765,960
                                            -------------
     Automobiles -- 0.4%
    2,960 Group 1 Automotive, Inc. +               41,255
    2,530 Simpson Industries, Inc.                 28,463
    1,830 Spartan Motors, Inc.                      8,006
    1,950 Standard Motor Products, Inc.            31,444
    3,330 Wabash National Corporation              49,950
    2,560 Wynns International, Inc.                36,160
                                            -------------
                                                  195,278
                                            -------------
     Automobile Parts and Equipment -- 1.8%
    3,470 Clarcor, Inc.                            62,460
    3,880 Copart, Inc. +                          168,780
    2,470 Discount Auto Parts, Inc. +              44,614
   10,350 Gentex Corporation +                    287,212
    1,670 Insurance Auto Auctions, Inc. +          26,303
    7,040 O'Reilly Automotive, Inc. +             151,360
    4,290 Standard Pacific Corporation             47,190
    2,960 TBC Corporation +                        18,500
    5,610 Tenneco Automotive, Inc.                 52,243
    6,680 Tower Automotive, Inc. +                103,123
                                            -------------
                                                  961,785
                                            -------------
     Banking and Financial Services -- 6.0%
   10,500 AmeriCredit Corporation +               194,250
    6,970 AMRESCO, Inc. +                           9,802
    3,520 Anchor Bancorp Wisconsin, Inc.           53,240
    3,250 Banknorth Group, Inc.                    86,937
    5,300 Billing Information Concepts
             Corporation +                         34,450
    3,730 Carolina First Bancshares                68,073
    3,930 Chittenden Corporation                  116,426
    3,920 Commerce Bancorp, Inc.                  158,515
    7,040 Community First Bankshares,
             Inc.                                 110,880
    7,550 Cullen Frost Bankers, Inc.              194,412
    1,830 Dain Rauscher Corporation                85,095
    5,430 Enhance Financial Services Group,
             Inc.                                  88,237
    3,970 First BanCorp                            82,378
    5,930 First Midwest Bancorp, Inc.             157,145
    7,117 Hudson United Bancorp                   181,928
    2,100 Investors Financial Services
             Corporation                           96,600
    3,470 Jefferies Group, Inc.                    76,340
    1,380 JSB Financial, Inc.                      71,588
    3,470 MAF Bancorp, Inc.                        72,653
    4,560 Premier Bancshares, Inc.                 62,130
    3,530 Provident Bankshares
             Corporation                           61,113
    3,070 Queens County Bancorp, Inc.              83,274
    3,940 Riggs National Corporation               51,959
    3,250 Silicon Valley Bancshares +             160,875
    5,290 Susquehanna Bancshares, Inc.             83,979
    7,570 TrustCo Bank Corporation NY             100,302
    2,550 U.S. Trust Corporation                  204,478
    6,040 United Bankshares, Inc.                 144,205
    6,120 UST Corporation                         194,310
    3,130 Whitney Holding Corporation             116,006
                                            -------------
                                                3,201,580
                                            -------------
     Broadcasting -- 0.1%
    7,230 General Communication, Inc. +            31,631
                                            -------------
     Building Construction -- 0.6%
    4,020 Apogee Enterprises, Inc.                 20,351
    9,090 D.R. Horton, Inc.                       125,556
    3,250 Hughes Supply, Inc.                      70,078
    7,420 Morrison Knudsen Corporation +           57,969
    3,880 Sturm Ruger & Company, Inc.              34,435
                                            -------------
                                                  308,389
                                            -------------
     Building Materials -- 1.3%
    3,100 ABM Industries, Inc.                     63,162
    1,830 Building Materials Holdings
             Corporation +                         18,758
      930 Butler Manufacturing Company             20,751
    2,450 Commonwealth Industries, Inc.            31,850
    2,690 Elcor Chemical Corporation               81,036
    2,770 Florida Rock Industries, Inc.            95,392
    3,530 Justin Industries, Inc.                  52,509
    1,530 Lawson Products, Inc.                    35,381
    1,800 Republic Group, Inc.                     27,225
    1,810 Simpson Manufacturing Company,
             Inc. +                                79,187
    2,230 TJ International, Inc.                   93,660
    2,060 U.S. Home Corporation +                  52,659
    2,840 Universal Forest Products, Inc.          41,890
                                            -------------
                                                  693,460
                                            -------------
     Business Services -- 6.8%
    2,760 Aaron Rents, Inc.                        48,990
    5,290 Bowne & Company, Inc.                    71,415
    2,550 Catalina Marketing
             Corporation +                        295,162
    5,280 Central Parking Corporation             100,980
    4,220 ChoicePoint, Inc. +                     174,602
    2,800 DBT Online, Inc. +                       68,250
      200 Express Scripts, Inc. +                  12,800
    1,980 Fair Issac & Company, Inc.              104,940
    2,830 Franklin Covey Company +                 21,225
    3,390 Gymboree Corporation +                   19,069
    4,350 Harland (John H.) Company                79,659
    3,930 Information Resources, Inc. +            36,353
    8,940 Interim Services, Inc. +                221,265
    4,590 Intervoice, Inc. +                      106,717
    1,830 Kronos, Inc. +                          109,800
    6,120 Labor Ready, Inc. +                      74,205
    3,050 MAXIMUS, Inc. +                         103,509
    2,830 Microage, Inc.                            9,905
    6,680 Paxar Corporation +                      56,363
    6,910 Profit Recovery Group
             International, Inc. +                183,547
    1,960 QRS Corporation +                       205,800
    4,170 Remedy Corporation +                    197,554
    5,470 RSA Security, Inc. +                    423,925
    2,420 SEI Investments Company                 288,018
    2,520 Service Experts, Inc. +                  14,648
   10,260 Snyder Communications, Inc.             197,505
    4,080 StaffMark, Inc. +                        30,855
    1,850 Stone & Webster, Inc.                    31,103
    5,440 Tetra Tech, Inc. +                       83,640
    3,790 The BISYS Group, Inc. +                 247,297
    2,330 URS Corporation +                        50,532
                                            -------------
                                                3,669,633
                                            -------------
     Chemicals -- 1.8%
    3,400 Cambrex Corporation                     117,087
    2,530 Chemfirst, Inc.                          55,344
    3,270 Geon Company                            106,275
    3,240 Lilly Industrial, Inc.                   43,538
    4,710 Macdermid, Inc.                         193,404
    1,510 McWhorter Technologies, Inc. +           24,160
    3,650 Mississippi Chemical
             Corporation                           22,584
    3,470 Om Group, Inc.                          119,498
    5,990 Omnova Solutions, Inc.                   46,422
    1,140 Penford Corporation                      19,665
    1,170 Quaker Chemical                          16,673
    4,140 Scotts Company +                        166,635
    2,230 WD-40 Company                            49,339
                                            -------------
                                                  980,624
                                            -------------
     Commercial Services -- 0.8%
    5,550 Harbinger Corporation +                 176,559
    3,100 Kroll-O'Gara Company +                   51,150
    2,660 Lason Holdings, Inc. +                   29,260
    3,100 NFO Worldwide, Inc. +                    69,363
    3,130 Pre-Paid Legal Services, Inc. +          75,120
                                            -------------
                                                  401,452
                                            -------------
     Communication Equipment -- 1.5%
    7,240 CommScope, Inc. +                       291,862
    2,380 Plantronics, Inc. +                     170,319
    2,810 Powerwave Technologies, Inc. +          164,034
    1,670 Proxim, Inc. +                          183,700
                                            -------------
                                                  809,915
                                            -------------
     Communication Services -- 1.8%
    2,300 Adaptive Broadband
             Corporation +                        169,769
    6,910 Aspect Communications
             Corporation +                        270,354
    7,550 Brightpoint, Inc. +                      99,094
      790 Centigram Communications
             Corporation +                         13,232
    3,300 Pinnacle Systems, Inc. +                134,269
    6,820 True North Communications               304,768
                                            -------------
                                                  991,486
                                            -------------
     Computers and Business Equipment -- 2.1%
    5,790 American Management Systems,
             Inc. +                               181,661
    3,960 Auspex Systems, Inc.                     40,590
    2,210 Digi International, Inc. +               23,067
    3,310 Exabyte Corporation +                    24,825
    3,100 Gerber Scientific, Inc.                  68,006
    3,730 Insight Enterprises, Inc. +             151,531
    7,770 Komag, Inc. +                            24,281
    4,580 National Computer Systems, Inc.         172,323
    2,330 Standard Microsystems
             Corporation +                         25,193
    2,250 Telxon Corporation                       36,000
    2,120 Volt Information Sciences, Inc. +        50,615
    4,080 Xircom, Inc. +                          306,000
                                            -------------
                                                1,104,092
                                            -------------
     Computer Hardware, Software or Services -- 11.2%
    3,120 Analysts International
             Corporation                           39,000
    3,040 Apex, Inc. +                             98,040
    3,500 Aspen Technology, Inc. +                 92,531
    3,470 Avid Technology, Inc. +                  45,327
    1,980 BARRA, Inc. +                            62,865
    2,620 Black Box Corporation +                 175,540
    4,850 Cerner Corporation +                     95,484
    8,450 Ciber, Inc. +                           232,375
    3,440 Clarify, Inc. +                         433,440
    3,050 Computer Task Group, Inc.                45,178
    1,990 Concord Communications, Inc. +           88,306
    1,800 Cybex Computer Products
             Corporation +                         72,900
    2,340 Cyrk, Inc. +                             27,788
    5,840 Epicor Software Corporation +            29,565
    2,230 Factset Research Systems, Inc.          177,564
    4,700 Filenet Corporation +                   119,850
    2,200 Great Plains Software, Inc.             164,450
    2,810 Henry Jack & Associates, Inc.           150,862
    3,580 HNC Software, Inc. +                    378,585
    3,600 Hutchinson Technology, Inc. +            76,500
    4,340 Hyperion Solutions
             Corporation +                        188,790
    6,530 InaCom Corporation +                     47,751
    3,620 Insituform Technologies, Inc. +         102,265
    3,740 Inter-Tel, Inc.                          93,500
    7,030 Macromedia, Inc. +                      514,069
    5,530 Mercury Interactive
             Corporation +                        596,894
    2,250 MICROS Systems, Inc. +                  166,500
    7,110 National Instruments
             Corporation +                        271,957
    2,390 Progress Software Corporation +         135,633
    3,100 Project Software & Development,
             Inc. +                               172,050
    7,000 Read Rite Corporation +                  33,250
    6,090 Technology Solutions
             Company +                            199,448
    4,320 Verity, Inc. +                          183,870
    4,320 Visio Corporation +                     205,200
    7,980 Whittman-Hart, Inc. +                   427,927
    2,120 ZixIt Corporation +                      84,005
                                            -------------
                                                6,029,259
                                            -------------
     Conglomerates -- 0.1%
    3,430 Triarc Companies, Inc. +                 63,026
                                            -------------
     Construction and Mining Equipment -- 0.5%
    2,670 CDI Corporation +                        64,414
    3,360 Kaman Corporation                        43,260
    2,120 Material Sciences Corporation +          21,598
    3,050 Regal Beloit Corporation                 62,906
    3,280 Valmont Industries, Inc.                 52,685
                                            -------------
                                                  244,863
                                            -------------
     Contract Sales and Research Organizations -- 0.1%
    3,400 Pharmaceutical Product
             Development, Inc. +                   40,375
                                            -------------
     Diversified Industrial -- 1.1%
    3,880 AMCOL International
             Corporation                           62,565
    2,400 Esterline Technologies
             Corporation +                         27,750
    5,751 Friede Goldman Halter, Inc. +            39,898
    4,420 Griffon Corporation +                    34,531
    6,280 JLG Industries, Inc.                    100,087
    6,300 MascoTech, Inc.                          79,931
    4,220 Roper Industries, Inc.                  159,569
    1,830 SPS Technologies, Inc. +                 58,446
                                            -------------
                                                  562,777
                                            -------------
     Drugs and Health Care -- 8.7%
    6,350 Alliance Pharmaceutical
             Corporation +                         46,831
    4,290 Alpharma, Inc.                          131,917
    3,330 Barr Laboratories, Inc. +               104,479
    7,520 Bio Technology General
             Corporation +                        114,680
    3,330 Biomatrix, Inc. +                        64,103
    4,640 Cephalon, Inc. +                        160,370
    1,530 Chemed Corporation                       43,796
    1,980 Cooper Companies, Inc.                   59,648
    3,490 Cor Therapeutics, Inc. +                 93,794
    8,380 Coventry Health Care, Inc. +             56,565
    3,470 Cygnus, Inc. +                           63,328
    6,280 Dura Pharmaceuticals, Inc. +             87,527
    3,600 Enzo Biochem, Inc. +                    162,225
    6,860 Genesis Health Ventures, Inc. +          14,149
    6,080 IDEC Pharmaceuticals
             Corporation +                        597,360
    5,290 Idexx Laboratories, Inc. +               85,301
    3,600 Immune Response Corporation +            15,638
    4,130 Incyte Pharmacuticals, Inc. +           247,800
    4,350 Invacare Corporation                     87,272
    6,150 Jones Medical Industries, Inc.          267,141
    5,570 Liposome, Inc. +                         67,971
    4,580 Magellan Health Services, Inc. +         28,911
    4,140 Medicis Pharmaceutical
             Corporation +                        176,209
    3,380 Mentor Corporation                       87,246
    2,410 Natures Sunshine Products, Inc.          19,280
    9,600 NBTY, Inc. +                            111,000
    2,820 NCS HealthCare, Inc. +                    6,786
    4,720 North American Vaccine, Inc. +           21,240
    2,970 Noven Pharmaceuticals, Inc. +            53,831
    4,230 Organogenesis, Inc. +                    36,748
    6,840 Orthodontic Centers America,
             Inc. +                                81,652
    1,990 Osteotech, Inc. +                        26,616
    4,720 Owens & Minor, Inc.                      42,185
    3,510 PAREXEL International
             Corporation +                         41,462
    4,860 Patterson Dental Company +              207,157
    2,230 Pediatrix Medical Group, Inc. +          15,610
    2,930 Primark Corporation +                    81,491
    6,980 Prime Hospitality Corporation +          61,511
    2,560 Protein Design Laboratories,
             Inc. +                               179,200
    4,360 Regeneron Pharmaceuticals,
             Inc. +                                55,590
    6,390 Renal Care Group, Inc. +                149,366
    4,330 Respironics, Inc. +                      34,505
    2,100 Rural/Metro Corporation +                 8,991
    3,880 Sierra Health Services, Inc. +           25,948
    1,390 Spacelabs, Inc. +                        25,802
    6,680 Summit Technology, Inc. +                78,072
    3,100 Sunrise Medical, Inc. +                  19,181
    1,800 Syncor International
             Corporation +                         52,425
    2,970 Ultratech Stepper, Inc. +                47,891
    4,270 Universal Health Services, Inc. +       153,720
    3,730 Vertex Pharmaceuticals, Inc. +          130,550
    1,820 Vital Signs, Inc.                        41,633
                                            -------------
                                                4,673,704
                                            -------------
     Electric Utilities -- 1.0%
      940 Bangor Hydro Electric Company            15,334
    1,670 Central Vermont Public Service           17,744
    2,480 CH Energy Group, Inc. +                  81,840
    2,830 Eastern Utilities Associates             85,784
      670 Green Mountain Power
             Corporation                            4,983
    3,340 NorthWestern Corporation                 73,480
    2,840 Public Service Company North
             Carolina, Inc.                        91,768
    1,960 TNP Enterprises, Inc.                    80,850
    1,990 United Illuminating Company             102,236
                                            -------------
                                                  554,019
                                            -------------
     Electrical Equipment -- 3.8%
    5,150 Anixter International, Inc. +           106,219
    5,160 Baldor Electric Company                  93,525
    2,790 Barnes Group, Inc.                       45,512
    3,380 Belden, Inc.                             70,980
    2,260 Benchmark Electronics, Inc. +            51,839
    7,835 Burr-Brown Corporation +                283,039
    1,940 C&D Technologies, Inc.                   82,450
    5,810 C-Cube Microsystems, Inc. +             361,672
    3,930 Cable Design Technologies
             Corporation +                         90,390
    3,470 Coherent, Inc. +                         92,822
    3,110 Helix Technology Corporation            139,367
    1,820 Intermagnetics General
             Corporation                           15,925
    4,030 Kent Electrical Corporation +            91,683
    2,540 Oak Industries, Inc. +                  269,557
    1,530 Park Electrochemical
             Corporation                           40,641
    2,110 Symmetricom, Inc. +                      20,968
    2,260 Technitrol, Inc.                        100,570
    2,340 Thomas Industries, Inc.                  47,824
    4,060 Watsco, Inc.                             46,944
                                            -------------
                                                2,051,927
                                            -------------
     Electronics -- 9.2%
    2,690 Alpha Industries, Inc. +                154,171
    2,600 American Xtal Technology,
             Inc. +                                45,337
    1,840 Analogic Corporation                     60,720
    5,310 Artesyn Technologies, Inc. +            111,510
    3,800 BMC Industries, Inc.                     18,525
    2,110 C Cor Electronics, Inc. +               161,679
    4,320 Checkpoint Systems, Inc. +               44,010
    4,010 CTS Corporation                         302,254
    4,160 Dallas Semiconductor
             Corporation                          268,060
    9,770 Digital Microwave Corporation +         228,984
    3,110 Dionex Corporation +                    128,093
    1,850 Electro Scientific Industries,
             Inc. +                               135,050
    2,800 Electroglas, Inc. +                      71,050
    2,970 Etec Systems, Inc. +                    133,279
    5,280 General Semiconductor, Inc. +            74,910
    1,970 Hadco Corporation +                     100,470
    1,660 Harmon Industries, Inc.                  20,127
    7,230 Input/Output, Inc. +                     36,602
    7,380 International Rectifier
             Corporation +                        191,880
    2,110 Itron, Inc. +                            12,924
    5,680 Kemet Corporation +                     255,955
    3,250 Kulicke & Soffa Industries,
             Inc. +                               138,328
    6,810 Lattice Semiconductor
             Corporation +                        320,921
    5,130 Methode Electrics, Inc.                 164,801
    5,850 Micrel, Inc. +                          333,084
    2,960 Network Equipment
             Technologies +                        34,965
    9,090 P-COM, Inc. +                            80,390
    3,470 Photronic, Inc. +                        99,329
    5,830 Picturetel Corporation +                 25,142
    3,890 Pioneer-Standard Electronics,
             Inc.                                  56,162
    2,410 Plexus Corporation +                    106,040
   10,910 S3, Inc. +                              126,147
    4,730 Silicon Valley Group, Inc. +             83,957
    5,140 SLI, Inc. +                              69,711
    1,773 Three-Five Systems, Inc. +               72,707
    2,840 Titan International, Inc.                18,460
    3,120 Trimble Navigation Ltd. +                67,470
    4,520 Valence Technology, Inc. +               85,880
    5,870 Vicor Corporation +                     237,735
    4,360 Zebra Technologies
             Corporation +                        255,060
                                            -------------
                                                4,931,879
                                            -------------
     Entertainment -- 0.4%
    1,810 Anchor Gaming +                          78,622
    5,430 Midway Games, Inc. +                    129,980
                                            -------------
                                                  208,602
                                            -------------
     Food and Beverage -- 1.7%
    1,530 Agribrands International, Inc. +         70,380
    2,530 Canandaigua Wine, Inc. +                129,030
    9,450 Chiquita Brands International,
             Inc.                                  44,888
    1,160 Coca-Cola Bottling Company               54,955
    5,300 Corn Products International, Inc.       173,575
    6,020 Earthgrains Company                      97,072
    2,250 Ionics, Inc. +                           63,281
    1,170 J&J Snack Foods Corporation +            23,985
    1,690 Nash Finch Company                       10,774
    4,430 Ralcorp Holdings, Inc. +                 88,323
    6,490 Smithfield Foods, Inc. +                155,760
    1,760 Taco Cabana, Inc. +                      14,300
                                            -------------
                                                  926,323
                                            -------------
     Food Distribution -- 0.3%
    2,820 Michael Foods, Inc.                      69,442
    1,970 Performance Food Group
             Company +                             48,019
    2,540 United Natural Foods, Inc. +             30,480
                                            -------------
                                                  147,941
                                            -------------
     Health Management Systems -- 0.3%
    4,860 National Data Corporation               164,936
                                            -------------
     Homebuilders -- 0.5%
    6,750 Champion Enterprises, Inc. +             57,797
    3,110 M.D.C. Holdings, Inc.                    48,788
    2,110 Ryland Group, Inc.                       48,662
    1,720 Southern Energy Homes, Inc. +             4,031
    5,180 Toll Brothers, Inc. +                    96,478
                                            -------------
                                                  255,756
                                            -------------
     Hotels and Restaurants -- 1.8%
    3,950 Applebee's International, Inc.          116,525
    6,200 Aztar Corporation +                      67,425
    3,790 CEC Entertainment, Inc. +               107,541
    2,920 Cheesecake Factory +                    102,200
    7,400 CKE Restaurants, Inc.                    43,475
    4,237 Consolidated Products, Inc.              42,900
    2,810 IHOP Corporation +                       46,892
    5,440 Jack in the Box, Inc. +                 112,540
    3,430 Landry's Seafood Restaurants,
             Inc. +                                29,798
    3,110 Luby's Cafeterias, Inc.                  35,376
    4,300 Marcus Corporation                       57,781
    1,720 Panera Bread Company +                   13,330
    4,490 Ruby Tuesday, Inc.                       81,662
    5,190 Ryans Family Steak Houses,
             Inc. +                                44,115
    2,560 Sonic Corporation +                      72,960
    3,330 TCBY Enterprises, Inc.                   12,696
                                            -------------
                                                  987,216
                                            -------------
     Household Appliances and Home Furnishings --
       1.3%
    1,830 Bassett Furniture Industries, Inc.       29,280
    5,850 Ethan Allen Interiors, Inc.             187,566
    5,150 Fedders USA, Inc.                        28,325
    2,520 Harman International Industries,
             Inc.                                 141,435
    7,440 Interface, Inc.                          42,780
    7,400 La-Z-Boy, Inc.                          124,412
    2,360 Libbey, Inc.                             67,850
      940 National Presto Industries, Inc.         33,370
    1,990 Pillowtex Corporation                    12,313
    2,540 Royal Appliance Manufacturing
             Company +                             12,382
    2,070 USA Detergents, Inc. +                    5,693
                                            -------------
                                                  685,406
                                            -------------
     Industrial Machinery -- 1.8%
    3,240 A.O. Smith Corporation                   70,875
    5,950 Cognex Corporation +                    232,050
    1,990 Flow International Corporation +         22,636
    2,110 Gardner Denver, Inc. +                   35,211
    2,820 Graco, Inc.                             101,167
    4,290 IDEX Corporation                        130,309
    3,750 Manitowoc, Inc.                         127,500
    1,680 Robbins & Myers, Inc.                    38,010
    2,650 Specialty Equipment Companies,
             Inc. +                                63,434
    4,280 SpeedFam-IPEC, Inc. +                    55,372
    1,940 Standex International
             Corporation                           40,619
    3,670 Watts Industries, Inc.                   54,133
    2,960 X-Rite, Inc.                             18,500
                                            -------------
                                                  989,816
                                            -------------
     Insurance -- 2.2%
    2,540 Arthur J. Gallagher & Company           164,465
    2,838 Delphi Financial Group, Inc.             85,140
    1,850 E.W. Blanch Holdings, Inc.              113,312
    4,130 Fidelity National Financial, Inc.        59,369
    9,230 First American Financial
             Corporation                          114,798
   10,020 Fremont General Corporation              73,897
    5,000 Frontier Insurance Group, Inc.           17,188
    1,850 Hilb, Rogal and Hamilton
             Company                               52,263
    6,250 Mutual Risk Management Ltd.             105,078
    5,290 Radian Group, Inc.                      252,597
    3,820 Selective Insurance Group, Inc.          65,656
    2,550 Trenwick Group, Inc.                     43,191
    2,400 Zenith National Insurance
             Corporation                           49,500
                                            -------------
                                                1,196,454
                                            -------------
     Investment Companies -- 0.7%
    5,140 Eaton Vance Corporation                 195,320
    3,860 Pioneer Group, Inc.                      60,795
    6,710 Raymond James Financial, Inc.           125,393
                                            -------------
                                                  381,508
                                            -------------
     Leisure Time-- 0.5%
    2,490 Action Performance Companies,
             Inc. +                                28,635
    1,690 Carmike Cinemas, Inc. +                  13,203
    1,150 GC Companies +                           29,756
    3,750 Hollywood Park, Inc. +                   84,141
    2,470 K2, Inc.                                 18,834
    4,590 Players International, Inc. +            37,724
    2,550 THQ, Inc. +                              59,128
                                            -------------
                                                  271,421
                                            -------------
     Machinery -- 0.2%
    3,060 Applied Industrial Technologies,
             Inc.                                  50,873
    2,670 Astec Industries, Inc. +                 50,229
                                            -------------
                                                  101,102
                                            -------------
     Machinery -- Tools -- 0.5%
    5,570 Applied Power, Inc.                     204,698
    1,840 Toro Company                             68,655
                                            -------------
                                                  273,353
                                            -------------
     Medical Instruments and Supplies-- 1.8%
    2,830 ADAC Laboratories +                      30,422
    4,860 Bindley Western Industries, Inc.         73,204
    2,200 CONMED Corporation +                     56,925
    2,220 Datascope Corporation                    88,800
    1,970 Diagnostic Products Corporation          48,265
    2,660 Hanger Orthopedic Group +                26,600
    2,120 Hologic, Inc. +                          12,190
    3,190 Priority Healthcare Corporation +        92,311
    2,100 ResMed, Inc. +                           87,675
    3,600 Sola International, Inc. +               49,950
    2,800 Techne Corporation +                    154,175
    4,290 Theragenics Corporation +                38,878
    4,430 Varian Medical Systems, Inc.            132,069
    2,400 Wesley Jessen VisionCare, Inc. +         90,900
                                            -------------
                                                  982,364
                                            -------------
     Medical Services -- 1.2%
    3,080 Advance Paradigm, Inc. +                 66,412
    8,010 Advanced Tissue Sciences, Inc. +         20,025
    1,510 Curative Health Services, Inc. +         11,703
    5,560 Dendrite International, Inc. +          188,345
    4,060 Hooper Holmes, Inc.                     104,545
    3,610 Laser Vision Centers, Inc. +             38,131
    5,150 MedQuist, Inc. +                        132,934
   12,340 US Oncology, Inc. +                      60,929
                                            -------------
                                                  623,024
                                            -------------
     Mining -- 0.5%
    2,260 Brush Wellman, Inc.                      37,996
    3,050 Pittston Company                         32,406
    5,420 Stillwater Mining Company +             172,763
                                            -------------
                                                  243,165
                                            -------------
     Mobile Homes -- 0.5%
    2,180 Coachmen Industries, Inc.                32,973
    2,760 Monaco Coach Corporation +               70,552
    6,700 Oakwood Homes Corporation                21,356
    1,370 Skyline Corporation                      32,195
    1,720 Thor Industries, Inc.                    52,353
    3,100 Winnebago Industries, Inc.               62,194
                                            -------------
                                                  271,623
                                            -------------
     Non-Ferrous Metals -- 0.3%
    4,190 Coeur D'Alene Mines
             Corporation +                         14,403
    2,100 Commercial Metals Company                71,269
    2,270 Imco Recycling, Inc.                     28,659
    3,040 RTI International Metals, Inc. +         22,800
    1,860 Wolverine Tube, Inc. +                   26,272
                                            -------------
                                                  163,403
                                            -------------
     Office Furnishings and Supplies -- 0.6%
    2,370 A.T. Cross Company +                     10,665
      790 Nashua Corporation +                      5,925
    1,890 New England Business Service,
             Inc.                                  46,187
    4,800 United Stationers, Inc.                 137,100
    3,120 W.H. Brady Company                      105,885
                                            -------------
                                                  305,762
                                            -------------
     Oil and Gas -- 4.2%
    4,450 Atmos Energy Corporation                 90,947
    4,710 Barrett Resources Corporation +         138,651
    4,290 Benton Oil & Gas Company +                8,312
    3,500 Cabot Oil & Gas Corporation              56,219
    1,650 Cascade Natural Gas Corporation          26,606
    1,530 Connecticut Energy Corporation           59,479
    6,960 Cross Timbers Oil Company                63,075
    4,300 Energen Corporation                      77,669
    2,760 HS Resources, Inc. +                     47,610
    2,620 New Jersey Resources
             Corporation                          102,344
    5,970 Newfield Exploration
             Company +                            159,697
    3,610 Northwest Natural Gas Company            79,194
    3,410 Oceaneering International, Inc. +        50,937
    5,850 Philadelphia Suburban
             Corporation                          121,022
    4,350 Piedmont Natural Gas, Inc.              131,587
    2,490 Plains Resources, Inc. +                 31,125
    5,720 Pogo Producing Company                  117,260
    8,560 Pride International, Inc. +             125,190
    2,960 Remington Oil & Gas
             Corporation +                         11,470
    3,390 Seitel, Inc.                             22,883
    6,858 Southern Union Company                  131,159
    4,440 Southwest Gas Corporation               102,120
    3,600 Southwestern Energy Company              23,625
    1,660 St. Mary Land & Exploration
             Company                               41,085
    2,540 Stone Energy Corporation +               90,487
    6,290 Tuboscope Vetco International
             Corporation +                         99,854
    8,910 Vintage Petroleum, Inc.                 107,477
    5,410 Wicor, Inc.                             157,904
                                            -------------
                                                2,274,988
                                            -------------
     Oil Equipment and Services -- 0.6%
    1,900 Atwood Oceanics, Inc. +                  73,388
    2,300 Cal Dive International, Inc. +           76,187
    2,400 Dril-Quip, Inc. +                        72,900
    1,510 SEACOR SMIT, Inc. +                      78,142
                                            -------------
                                                  300,617
                                            -------------
     Paper -- 0.5%
    5,030 Buckeye Technologies, Inc. +             74,821
    3,710 Caraustar Industries, Inc.               89,040
    2,340 Lydall, Inc. +                           15,503
    2,110 Pope & Talbot, Inc.                      33,760
    4,010 Shorewood Packaging
             Corporation +                         75,939
                                            -------------
                                                  289,063
                                            -------------
     Photography -- 0.1%
    1,310 CPI Corporation                          29,557
    2,200 Innovex, Inc.                            20,625
                                            -------------
                                                   50,182
                                            -------------
     Plastics -- 0.2%
    5,300 Tredegar Industries, Inc.               109,644
                                            -------------
     Pollution Control -- 0.0% #
    1,960 Tetra Technologies, Inc. +               14,210
                                            -------------

     Printing -- 0.6%
    7,970 Valassis Communications, Inc. +         336,732
                                            -------------

     Publishing -- 0.1%
    2,340 Consolidated Graphics, Inc. +            34,954
    2,340 Gibson Greetings, Inc. +                 20,987
    1,990 Nelson Thomas, Inc.                      18,407
                                            -------------
                                                   74,348
                                            -------------
     Railroads -- 0.0% #
    1,380 Railtex, Inc. +                          24,668
                                            -------------
     Recreation -- 0.5%
    3,740 Arctic Cat, Inc.                         37,400
    1,520 Huffy Corporation                         7,980
    3,510 Polaris Industries, Inc.                127,238
    2,840 Russ Berrie & Company, Inc.              74,550
                                            -------------
                                                  247,168
                                            -------------
     Retail -- 4.4%
    3,600 99 Cents Only Stores +                  137,700
    4,050 Ames Department Stores, Inc. +          116,691
    4,560 AnnTaylor Stores Corporation +          157,035
    5,170 Bombay, Inc. +                           23,265
    2,630 Books A Million, Inc. +                  21,862
    2,540 Brown Shoe Company, Inc.                 35,877
    3,530 Cash America International, Inc.         34,417
    3,670 Cato Corporation                         46,334
    2,830 Cost Plus, Inc. +                       100,819
      790 Damark International, Inc. +             12,443
    2,400 Department 56, Inc. +                    54,300
    1,970 Enesco Group, Inc.                       21,793
    2,970 Footstar, Inc. +                         90,585
    4,590 Fossil, Inc. +                          106,144
    4,740 Goody's Family Clothing, Inc. +          25,477
    1,830 Gottschalks, Inc. +                      13,611
    2,680 Hancock Fabrics, Inc.                     8,375
    1,980 J. Baker, Inc.                           11,880
    3,590 Jan Bell Marketing, Inc. +               10,321
    2,640 Jo-Ann Stores, Inc. +                    29,700
    1,380 Lillian Vernon Corporation               15,353
    5,590 Linens 'N Things, Inc. +                165,604
    4,060 Michaels Stores, Inc. +                 115,710
    4,340 Pacific Sunwear of California +         138,337
   13,890 Pier 1 Imports, Inc.                     88,549
    5,560 Regis Corporation                       104,945
    4,400 Shopko Stores, Inc. +                   101,200
    6,300 Stein Mart, Inc. +                       35,831
    1,050 Swiss Army Brands, Inc. +                 7,481
    2,810 The Dress Barn +                         46,716
    5,990 The Men's Wearhouse, Inc. +             175,956
    4,590 The Sports Authority, Inc. +              9,180
    2,070 The Wet Seal, Inc. +                     25,358
    5,070 Zale Corporation +                      245,261
                                            -------------
                                                2,334,110
                                            -------------
     Retail Grocery -- 0.6%
    7,520 Casey's General Stores, Inc.             78,490
    5,560 Fleming Companies, Inc.                  56,990
    3,660 Whole Foods Market, Inc. +              169,732
                                            -------------
                                                  305,212
                                            -------------
     Savings and Loan -- 0.8%
    4,050 Centura Banks, Inc.                     178,706
    8,340 Commercial Federal Corporation          148,556
    3,930 Downey Financial Corporation             79,337
                                            -------------
                                                  406,599
                                            -------------
     Steel -- 1.1%
    1,170 Amcast Industrial Corporation            19,159
    4,290 Birmingham Steel Corporation             22,791
    1,980 Castle A M Company                       23,265
    1,250 Insteel Industries, Inc.                 11,328
    3,520 Intermet Corporation                     40,920
    5,040 Mueller Industries, Inc. +              182,700
    1,990 Quanex Corporation                       50,745
    4,020 Reliance Steel & Aluminum
             Company                               94,219
    1,660 Steel Technologies, Inc.                 24,070
    2,950 Texas Industries, Inc.                  125,559
    2,030 WHX Corporation +                        18,270
                                            -------------
                                                  613,026
                                            -------------
     Telecommunications -- 0.7%
    4,010 Allen Group, Inc. +                      46,366
    3,730 Dycom Industries, Inc. +                164,353
    9,270 TALK.com, Inc. +                        164,542
                                            -------------
                                                  375,261
                                            -------------
     Tire and Rubber -- 0.3%
    2,750 Myers Industries, Inc.                   43,313
    8,140 Safeskin Corporation +                   98,697
                                            -------------
                                                  142,010
                                            -------------
    Tobacco -- 0.1%
    6,390 Dimon, Inc.                              20,767
    2,340 Schweitzer-Mauduit International,
             Inc.                                  31,444
                                            -------------
                                                   52,211
                                            -------------
     Trucking and Freight Forwarding -- 2.8%
    4,850 Air Express International
             Corporation                          156,716
    4,590 American Freightways
             Corporation +                         74,301
    2,900 Arkansas Best Corporation +              34,800
    4,100 Eagle USA Airfreight, Inc. +            176,812
    7,120 Expeditores International, Inc.         311,945
    5,270 Fritz Companies, Inc. +                  55,335
    2,260 Frozen Food Express Industries,
             Inc.                                   8,758
    4,310 Heartland Express, Inc. +                67,882
    3,390 Kirby Corporation +                      69,495
    1,310 Landstar Systems, Inc. +                 56,084
    1,820 M.S. Carriers, Inc. +                    43,453
    2,960 Offshore Logistics, Inc. +               27,750
    8,110 Rollins Truck Leasing
             Corporation                           96,813
    3,670 US Freightways Corporation              175,701
    6,710 Werner Enterprises, Inc.                 94,359
    3,600 Yellow Corporation +                     60,525
                                            -------------
                                                1,510,729
                                            -------------
     Utilities -- Water -- 0.5%
    1,170 American States Water Company            42,120
    1,670 Aquarion Company                         61,790
    5,560 United Water Resources, Inc.            190,083
                                            -------------
                                                  293,993
                                            -------------
TOTAL COMMON STOCKS
   (Cost  $49,526,923)                         53,327,375
                                            -------------

REPURCHASE AGREEMENT-- 1.8%
   (Cost  $985,000)
 $985,000 Agreement with State Street Bank
          and Trust Company, 3.300% dated
          12/31/1999, to be repurchased at
          $985,271 on 01/03/2000,
          collateralized by $985,000 U.S.
          Treasury Note, 6.250% maturing
          02/28/2002 (values $1,004,700)          985,000
                                           --------------

TOTAL INVESTMENTS
   (Cost  $50,511,923*)            101.2%      54,312,375
OTHER ASSETS AND
LIABILITIES (Net)                   (1.2)        (657,700)
                                   -----    -------------
NET ASSETS                         100.0%   $  53,654,675
                                   =====    =============

------------
   * Aggregate cost for Federal tax purposes is $50,517,122.

   + Non-income producing security.

   # Amount represents less than 0.1% of net assets.


                      See Notes to Financial Statements




Munder Institutional Funds
  Statements of Assets and Liabilities, December 31, 1999


                                                                             Munder           Munder            Munder
                                                                          Institutional    Institutional    Institutional
                                                                             S&P 500        S&P MidCap       S&P SmallCap
                                                                          Index Equity     Index Equity      Index Equity
                                                                              Fund             Fund              Fund
                                                                          -------------    -------------    -------------
ASSETS:
Investments, at value See accompanying schedule:
    Securities..............................................             $  120,166,538   $   9,290,874    $  53,327,375
    Repurchase Agreement....................................                  1,699,000       1,198,000          985,000
                                                                         --------------   -------------    -------------
Total Investments...........................................                121,865,538      10,488,874       54,312,375
Cash........................................................                        464             251               64
Receivable for Fund shares sold.............................                    955,616               -           71,000
Dividends receivable........................................                    103,574           5,561           24,424
Receivable for investment securities sold...................                     69,821          31,541          313,556
Receivable from investment advisor..........................                     29,122          15,997            9,014
Unamortized organization costs..............................                     19,864           3,392                -
Variation margin............................................                      4,250           8,315                -
Interest receivable.........................................                        156             110               90
Prepaid expenses and other assets...........................                      2,594             952                -
                                                                         --------------   -------------    -------------
    Total Assets............................................                123,050,999      10,554,993       54,730,523
                                                                         --------------   -------------    -------------

LIABILITIES:
Payable for investment securities purchased.................                     40,199          10,629        1,055,731
Custodian fees payable......................................                     16,850           9,526            8,914
Transfer agent fee payable..................................                      4,155             568            1,039
Administration fee payable..................................                      1,672             172              654
Shareholder servicing fees payable..........................                        744             211            4,862
Accrued Director's fees and expenses........................                        338              35                -
Payable upon return of securities loaned....................                          -          35,956                -
Accrued expenses and other payables.........................                     14,060           2,072            4,648
                                                                         --------------   -------------    -------------
    Total Liabilities.......................................                     78,018          59,169        1,075,848
                                                                         --------------   -------------    -------------

NET ASSETS..................................................             $  122,972,981   $  10,495,824    $  53,654,675
                                                                         ==============   =============    =============
Investments at cost.........................................             $   95,157,170   $  10,135,779    $  50,511,923
                                                                         ==============   =============    =============

                      See Notes to Financial Statements

                                     25




Munder Institutional Funds
  Statements of Assets and Liabilities, December 31, 1999
    (Continued)

                                                                             Munder           Munder           Munder
                                                                          Institutional   Institutional    Institutional
                                                                             S&P 500        S&P MidCap      S&P SmallCap
                                                                          Index Equity     Index Equity     Index Equity
                                                                              Fund             Fund             Fund
                                                                          -------------   -------------    -------------
NET ASSETS consist of:
Accumulated net realized gain/(loss) on
    investments sold and futures contracts..................             $      (69,001)  $     139,894    $     (34,251)
Net unrealized appreciation of investments and
    futures contracts.......................................                 26,763,448         418,860        3,800,451
Par value...................................................                      8,586           1,037            4,920
Paid-in capital in excess of par value......................                 96,269,948       9,936,033       49,883,555
                                                                         --------------   -------------    -------------
    Total Net Assets........................................             $  122,972,981   $  10,495,824    $  53,654,675
                                                                         ==============   =============    =============

NET ASSETS:
Class K Shares..............................................             $    4,212,040   $   1,231,771    $  30,820,391
                                                                         ==============   =============    =============
Class Y Shares..............................................             $  118,760,941   $   9,264,053    $  22,834,284
                                                                         ==============   =============    =============

SHARES OUTSTANDING
Class K Shares..............................................                    399,467         136,923        2,827,066
                                                                         ==============   =============    =============
Class Y Shares..............................................                  8,186,317         900,170        2,093,147
                                                                         ==============   =============    =============

CLASS K SHARES:
Net asset value, offering price and redemption
     price per share........................................             $        10.54   $        9.00    $       10.90
                                                                         ==============   =============    =============

CLASS Y SHARES:
Net asset value, offering price and redemption
     price per share........................................             $        14.51   $       10.29    $       10.91
                                                                         ==============   =============    =============

                      See Notes to Financial Statements




Munder Institutional Funds
  Statements of Operations, Year Ended December 31, 1999

                                                                             Munder           Munder           Munder
                                                                          Institutional   Institutional    Institutional
                                                                             S&P 500        S&P MidCap      S&P SmallCap
                                                                          Index Equity     Index Equity     Index Equity
                                                                              Fund             Fund            Fund(a)
                                                                          -------------   -------------    -------------
INVESTMENT INCOME:
Interest....................................................             $       68,713   $      51,831    $      28,647
Dividends (b)...............................................                    975,262         101,193           34,934
Other.......................................................                          -           3,394                -
                                                                         --------------   -------------    -------------
    Total investment income.................................                  1,043,975         156,418           63,581
                                                                         --------------   -------------    -------------

EXPENSES:
Custodian fees..............................................                     95,384          66,983            8,913
Investment advisory fee.....................................                     54,165          14,079            7,203
Transfer agent fee..........................................                     30,996           5,249            1,228
Legal and audit fees........................................                     28,279           3,773              995
Administration fee..........................................                     13,003           1,598              811
Amortization of organizational costs........................                     10,397           2,568                -
Registration and filing fees................................                      3,505           2,353            5,648
Directors' fees and expenses................................                      2,815             324                -
Shareholder servicing fees:
    Class K Shares..........................................                        949             227            7,188
Other.......................................................                     10,958           2,159               62
                                                                         --------------   -------------    -------------
    Total Expenses..........................................                    250,451          99,313           32,048
Fees waived and expenses reimbursed by
       investment advisor...................................                   (181,128)        (81,965)         (16,217)
                                                                         --------------   -------------    -------------
    Net Expenses............................................                     69,323          17,348           15,831
                                                                         --------------   -------------    -------------
NET INVESTMENT INCOME.......................................                    974,652         139,070           47,750
                                                                         --------------   -------------    -------------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions...................................                  2,158,672         902,711          (34,252)
    Futures contracts.......................................                    177,756         220,830                -
Net change in unrealized appreciation/(depreciation) of:
    Securities..............................................                 12,515,607         160,508        3,800,451
    Futures contracts.......................................                     55,080         (67,955)               -
                                                                         --------------   -------------    -------------
Net realized and unrealized gain on investments.............                 14,907,115       1,216,094        3,766,199
                                                                         --------------   -------------    -------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.............................................             $   15,881,767   $   1,355,164    $   3,813,949
                                                                         ==============   =============    =============

--------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998. The Fund resumed operations on October 27, 1999.

(b) Net of foreign withholding taxes of $9,536 and $32 for Munder Institutional S&P 500 Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, respectively.

                      See Notes to Financial Statements

                                     27




Munder Institutional Funds
  Statements of Changes in Net Assets, Year Ended December 31, 1999

                                                                             Munder           Munder           Munder
                                                                          Institutional   Institutional    Institutional
                                                                             S&P 500        S&P MidCap      S&P SmallCap
                                                                          Index Equity     Index Equity     Index Equity
                                                                              Fund             Fund           Fund (a)
                                                                          -------------   -------------    -------------
Net investment income.......................................             $      974,652   $     139,070    $      47,750
Net realized gain/(loss) on investments sold................                  2,336,428       1,123,541          (34,252)
Net change in unrealized appreciation of investments........                 12,570,687          92,553        3,800,451
                                                                         --------------   -------------    -------------
Net increase in net assets resulting from operations........                 15,881,767       1,355,164        3,813,949

Dividends to shareholders from net investment income:
    Class K Shares..........................................                     (4,021)         (1,098)         (25,870)
    Class Y Shares..........................................                   (980,304)       (137,971)         (21,880)
Distributions to shareholders in excess of net Investment income:
    Class K Shares..........................................                    (15,549)         (7,176)            (841)
    Class Y Shares..........................................                    (59,564)        (35,795)          (6,347)
Distributions to shareholders from net realized gains:
    Class K Shares..........................................                    (80,870)       (172,408)               -
    Class Y Shares..........................................                 (2,562,302)     (1,500,344)               -
Distributions to shareholders from capital:
    Class K Shares..........................................                       (772)              -         (226,027)
    Class Y Shares..........................................                   (156,379)              -         (238,861)
Net increase/(decrease) in net assets from Fund share transactions:
    Class K Shares..........................................                  4,162,676       1,353,567       28,868,682
    Class Y Shares..........................................                 37,756,470      (1,211,178)      21,491,870
                                                                         --------------   -------------    -------------
Net increase/(decrease) in net assets.......................                 53,941,152        (357,239)      53,654,675

NET ASSETS:
Beginning of year...........................................                 69,031,829      10,853,063                -
                                                                         --------------   -------------    -------------

End of year.................................................             $  122,972,981   $  10,495,824    $  53,654,675
                                                                         ==============   =============    =============

---------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998. The Fund resumed operations on October 27, 1999.

                      See Notes to Financial Statements

                                     28



Munder Institutional Funds
  Statements of Changes in Net Assets, Periods Ended December 31, 1998

                                                                             Munder           Munder           Munder
                                                                          Institutional   Institutional    Institutional
                                                                             S&P 500        S&P MidCap      S&P SmallCap
                                                                          Index Equity     Index Equity     Index Equity
                                                                              Fund             Fund           Fund (b)
                                                                          -------------   -------------    -------------
Net investment income.......................................             $      895,594   $     103,073     $      5,353
Net realized gain on investments sold.......................                  1,102,861         988,362          257,496
Net change in unrealized appreciation/(depreciation) of
    investments.............................................                 13,853,342         326,307          (48,690)
                                                                         --------------   -------------    --------------
Net increase in net assets resulting from operations........                 15,851,797       1,417,742          214,159

Dividends to shareholders from net investment income:
     Class Y Shares.........................................                   (895,217)       (105,127)               -
Distributions to shareholders from net realized gains:
     Class Y Shares.........................................                   (765,695)       (258,159)         (10,132)
Net increase/(decrease) in net assets from
    Fund share transactions:
     Class Y Shares.........................................                 (9,158,032)      9,798,607       (2,762,707)
                                                                         --------------   -------------    --------------
Net increase/(decrease) in net assets.......................                  5,032,853      10,853,063       (2,558,680)
NET ASSETS:
Beginning of year...........................................                 63,998,976               -        2,558,680
                                                                         --------------   -------------    -------------

End of year.................................................             $   69,031,829   $  10,853,063    $           -
                                                                         ==============   =============    =============

Undistributed net investment income.........................             $        2,136   $           -    $           -
                                                                         ==============   =============    =============

--------------------
(a) The Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.

(b) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998. The Fund resumed operations on October 27, 1999.

                      See Notes to Financial Statements

                                     29




Munder Institutional S&P 500 Index Equity Fund (a)
  Financial Highlights, For a Share Outstanding Throughout The Period

                                                              K Shares
                                                             -----------
                                                               Period
                                                                Ended
                                                             12/31/99(d)
                                                             -----------
Net asset value, beginning of period.......................    $  10.00
                                                               --------
Income from investment operations:
Net investment income......................................        0.02
Net realized and unrealized gain on investments............        0.81
                                                               --------
Total from investment operations...........................        0.83
                                                               --------
Less distributions:
Distributions from net investment income...................       (0.05)
Distributions from net realized gains......................       (0.23)
Distributions from capital.................................       (0.01)
                                                               ---------
Total distributions........................................       (0.29)
                                                               ---------
Net asset value, end of period.............................    $  10.54
                                                               ========
Total return (b)...........................................        8.36%
                                                               ========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................    $  4,212
Ratio of operating expenses to average net assets..........        0.34%(c)
Ratio of net investment income to average net assets.......        1.01%(c)
Portfolio turnover rate....................................          10%
Ratio of operating expenses to average net assets
   without expenses reimbursed.............................        1.35%(c)

--------------------
(a) The Munder Institutional S&P 500 Index Equity Fund Class K commenced operations on November 4, 1999.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d)  Per share numbers have been calculated using the average shares method.

                      See Notes to Financial Statements

                                     30



Munder Institutional S&P MidCap Index Equity Fund (a)
  Financial Highlights, For a Share Outstanding Throughout The Period

                                                             K Shares
                                                            -----------
                                                              Period
                                                               Ended
                                                            12/31/99(d)
                                                            -----------
Net asset value, beginning of period......................   $  10.00
                                                             --------
Income from investment operations:
Net investment income.....................................       0.02
Net realized and unrealized gain on investments...........       0.82
                                                             --------
Total from investment operations..........................       0.84
                                                             --------
Less distributions:
Distributions from net investment income..................      (0.06)
Distributions in excess of net investment income..........      (0.02)
Distributions from net realized gains.....................      (1.76)
                                                             ---------
Total distributions.......................................      (1.84)
                                                             ---------
Net asset value, end of period............................   $   9.00
                                                             ========
Total return (b)..........................................       9.77%
                                                             ========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................   $  1,232
Ratio of operating expenses to average net assets.........       0.43%(c)
Ratio of net investment income to average net assets......       1.21%(c)
Portfolio turnover rate...................................         36%
Ratio of operating expenses to average net assets
   without expenses reimbursed............................       1.29%(c)

--------------------
(a) The Munder Institutional S&P MidCap Index Equity Fund Class K commenced operations on November 4, 1999.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d)  Per share numbers have been calculated using the average shares method.

                      See Notes to Financial Statements

                                     31




Munder Institutional S&P SmallCap Index Equity Fund (a)
  Financial Highlights, For a Share Outstanding Throughout The Period

                                                          K Shares
                                                         -----------
                                                           Period
                                                            Ended
                                                         12/31/99(d)
                                                         -----------

Net asset value, beginning of period..................     $  10.00
                                                           --------
Income from investment operations:
Net investment income.................................         0.02
Net realized and unrealized gain on investments.......         1.00
                                                           --------
Total from investment operations......................         1.02
                                                           --------
Less distributions:
Distributions from net investment income..............        (0.01)
Distributions from capital............................        (0.11)
                                                           ---------
Total distributions...................................        (0.12)
                                                           ---------
Net asset value, end of period........................     $  10.90
                                                           ========
Total return (b)......................................        10.31%
                                                           ========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................     $ 30,820
Ratio of operating expenses to average net assets.....         0.43%(c)
Ratio of net investment income to average net assets..         0.89%(c)
Portfolio turnover rate...............................            3%
Ratio of operating expenses to average net assets
   without expenses reimbursed........................         0.76%(c)

--------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund Class K commenced operations on October 28, 1999.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d)  Per share numbers have been calculated using the average shares method.

                      See Notes to Financial Statements

                                     32



The Munder Institutional Funds
  Notes To Financial Statements, December 31, 1999


1.   Organization and Significant Accounting Policies

     The Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund, and the Munder Institutional S&P SmallCap Index Equity Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Funds offer two classes of shares -- Class K and Class Y Shares. The Financial Highlights of Class Y Shares of the Funds are presented in a separate annual report.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by World Asset Management (the "Advisor"), a wholly owned subsidiary of Munder Capital Management, and under certain circumstances by a pricing committee, under the guidelines approved by supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time.

     Futures Contracts: Each of the Funds may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a Fund seeks to assert its rights. The Advisor, acting under the guidelines approved by the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

                                     33



     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as other income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Funds are allocated to each Fund based on relative net assets of each Fund.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Funds. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     As determined at December 31, 1999, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2.   Investment Advisor and Other Related Party Transactions

     For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                             Fees on Average
                                                            Daily Net Assets
                                                            ----------------
     Munder Institutional S&P 500 Index Equity Fund........       0.07%
     Munder Institutional S&P MidCap Index Equity Fund.....       0.15%
     Munder Institutional S&P SmallCap Index Equity Fund...       0.15%

     The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended December 31, 1999, as follows:

                                                              Fees Waived   Expenses Reimbursed
                                                              -----------   -------------------
     Munder Institutional S&P 500 Index Equity Fund........      $ 54,165             $ 126,963
     Munder Institutional S&P MidCap Index Equity Fund.....        14,079                67,886
     Munder Institutional S&P SmallCap Index Equity Fund...         7,203                 9,014

                                     34




     Comerica Inc. ("Comerica") through its wholly owned subsidiary Comerica Bank, owns approximately 88% of Munder Capital Management. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $9,170 for its shareholder services to the Funds for the period ended December 31, 1999.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($43,750 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.   Distribution and Service Plans

     The Funds have adopted Shareholder Servicing Plans (the "Class K Plans") for the Class K Shares of each Fund. Under the Class K Plans, the Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended December 31, 1999, the contractual rate under the Class K Plans was 0.25% based on the average daily net assets of the respective Funds.

     Comerica Securities, and LPM Investment Services, Inc. ("LPM") are among the Service Organizations who receive trail commissions from the Distributor. Comerica Securities is a wholly owned subsidiary of Comerica. LPM is an affiliate of the Munder Capital Management. For the period ended December 31, 1999, the Distributor did not pay any fees to Comerica Securities or LPM for shareholder services provided to the Funds.

4.   Securities Transactions

     For the period ended December 31, 1999, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                                 Purchases          Sales
                                                                 ---------          -----
     Munder Institutional S&P 500 Index Equity Fund........    $44,770,549     $8,013,468
     Munder Institutional S&P MidCap Index Equity Fund.....      3,073,088      4,132,537
     Munder Institutional S&P SmallCap Index Equity Fund...     50,559,546        998,371

     At December 31, 1999, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                                  Tax Basis       Tax Basis
                                                                 Unrealized      Unrealized
                                                               Appreciation    Depreciation
                                                               ------------    ------------
     Munder Institutional S&P 500 Index Equity Fund..........   $31,743,806      $5,049,359
     Munder Institutional S&P MidCap Index Equity Fund.......     1,920,525       1,574,661
     Munder Institutional S&P SmallCap Index Equity Fund.....     5,260,797       1,465,544

5.   Organization Costs

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

                                     35




6.   Common Stock

     At December 31, 1999, twenty-five million shares of $0.001 par value common stock were authorized for the Class K Shares of the Funds. Changes in common stock were as follows:

Munder Institutional S&P 500 Index Equity Fund

Class K Shares                                          Period Ended
                                                          12/31/99
                                                ----------------------------
                                                   Shares          Amount
                                                   ------          ------
Sold ......................................         414,736      $ 4,322,102
Issued as reinvestment of dividends .......              --               --
Redeemed ..................................         (15,269)        (159,426)
                                                -----------      -----------
Net increase ..............................         399,467      $ 4,162,676
                                                ===========      ===========

Munder Institutional S&P MidCap Index Equity Fund

Class K Shares                                           Period Ended
                                                           12/31/99
                                                   --------------------------
                                                     Shares          Amount
                                                     ------          ------
Sold ........................................         136,923      $1,353,567
Issued as reinvestment of dividends .........              --              --
Redeemed ....................................              --              --
                                                   ----------      ----------
Net increase ................................         136,923      $1,353,567
                                                   ==========      ==========

Munder Institutional S&P SmallCap Index Equity Fund

Class K Shares                                        Period Ended
                                                        12/31/99
                                              ------------------------------
                                                  Shares           Amount
                                                  ------           ------
Sold ....................................        2,867,857      $ 29,292,074
Issued as reinvestment of dividends .....               --                --
Redeemed ................................          (40,791)         (423,392)
                                              ------------      ------------
Net increase ............................        2,827,066      $ 28,868,682
                                              ============      ============

7.   Income Tax Information (Unaudited)

     Certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. The Munder Institutional S&P SmallCap Index Equity Fund has elected to defer net capital losses arising between November 1 1999 and December 31, 1999 of $29,053.

     The following amounts have been designated as capital gains dividends for the purpose of the dividends paid deduction:

     Munder Institutional S&P 500 Index Equity Fund.........  $2,515,144
     Munder Institutional S&P MidCap Index Equity Fund......    $738,988

     Of the distributions made by the Funds, the corresponding percentage represents the amount of each distribution that will qualify for the dividends received deduction available to corporate shareholders:

     Munder Institutional S&P 500 Index Equity Fund........     58.05%
     Munder Institutional S&P MidCap Index Equity Fund.....     31.03%
     Munder Institutional S&P SmallCap Index Equity Fund...     26.94%


                                     36




            Report of Ernst & Young LLP, Independent Auditors



To the Board of Directors and Shareholders of St. Clair Funds, Inc, and
Shareholders of
Munder Institutional S&P 500 Index Equity Fund
Munder Institutional S&P MidCap Index Equity Fund
Munder Institutional S&P SmallCap Index Equity Fund


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund (the "Funds") (three of the portfolios constituting St. Clair Funds, Inc.), as of December 31, 1999, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund of St. Clair Funds, Inc., at December 31, 1999, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity accounting principles generally accepted in the United States..


                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 15, 2000





                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Lee Munder

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Michael T. Monahan, Vice President
               Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Mary Ann Schumaker, Assiatant Secretary
               Libby E. Wilson, Secretary and Assistant Treasurer

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               PFPC Global Fund Services
               211 South Gulph Road
               King of Prussia, PA 19406-3101

ADMINISTRATOR & CUSTODIAN
               State Street Bank & Trust Company
               225 Franklin Street
               Boston, MA 02110

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116







                                          (OUTSIDE BACK COVER)

ANNINSTIK1299

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.





                                                        (OUTSIDE FRONT COVER)

                                                               CLASS Y SHARES

                                                                       Annual
                                                                       Report

                                                            DECEMBER 31, 1999

                                               THE MUNDER INSTITUTIONAL FUNDS
                                           Institutional S&P 500 Index Equity
                                        Institutional S&P MidCap Index Equity
                                      Institutional S&P SmallCap Index Equity
                                            Institutional Short Term Treasury
                                                   Institutional Money Market





                                                   "These funds were
                                                   created with the special
                                                   needs and benefits of
                                                   the large institutional
                                                   investor in mind."

The Munder Funds
   Letter to shareholders


Dear fellow shareholders:

     On the following pages you will find the most recent financial information for the Munder Institutional Funds. I hope you are pleased with the performance and operations of the Funds.

     These funds were created with the special needs and benefits of the large institutional investor in mind. Each one of these funds is managed in the same manner as their sister retail fund, but because of the institutional shareholder focus, we are able to offer these funds to you with a significantly lower expense ratio. We are pleased that you have chosen The Munder Funds for your investment purchases.

     If you have any questions, please call the Fund at 1-800-4MUNDER, or call your financial advisor. You may also contact us through our website at www.munder.com. Thank you very much for your confidence in Munder Capital Management and the Munder Family of Mutual Funds.



     Very truly yours

     /s/ James C. Robinson
     James C. Robinson, CEO
     Munder Capital Management




Munder Institutional S&P 500 Index Equity Fund
  Portfolio of Investments, December 31, 1999

    Shares                                          Value
---------------------------------------------------------
COMMON STOCKS -- 97.6%
     Advertising -- 0.2%
    2,600 Interpublic Group of Companies,
             Inc.                           $     149,988
    1,600 Omnicom Group, Inc.                     160,000
                                            -------------
                                                  309,988
                                            -------------
     Aerospace -- 1.2%
    9,500 Boeing Company                          394,844
    1,900 General Dynamics Corporation            100,225
    7,863 Honeywell International, Inc.           453,568
    3,700 Lockheed Martin Corporation              80,937
      700 Northrop Grumman Corporation             37,844
    3,200 Raytheon Company, Class B                85,000
      271 Teledyne Technologies, Inc. +             2,558
    4,523 United Technologies Corporation         293,995
                                             ------------
                                                1,448,971
                                            -------------
     Airlines -- 0.2%
    1,600 AMR Corporation +                       107,200
    1,400 Delta Air Lines, Inc.                    69,738
    4,887 Southwest Airlines Company               79,108
      900 US Airways Group, Inc. +                 28,856
                                            -------------
                                                  284,902
                                            -------------
     Apparel -- 0.2%
      600 Liz Claiborne, Inc.                      22,575
    2,700 NIKE, Inc., Class B                     133,819
      600 Reebok International Ltd. +               4,912
    1,100 V.F. Corporation                         33,000
                                            -------------
                                                  194,306
                                            -------------
     Automobiles -- 0.9%
   11,700 Ford Motor Company                      625,219
    6,400 General Motors Corporation              465,200
      600 Navistar International Corporation +     28,425
                                               ----------
                                                1,118,844
                                            -------------
     Automobile Parts and Equipment -- 0.3%
    1,400 AutoZone, Inc. +                         45,237
      400 Cummins Engine, Inc.                     19,325
    1,557 Dana Corporation                         46,613
    1,300 Danaher Corporation                      62,725
    5,575 Delphi Automotive Systems
             Corporation                           87,806
    1,700 Genuine Parts Company                    42,181
      800 Johnson Controls, Inc.                   45,500
      400 Pep Boys -- Manny, Moe & Jack             3,650
      600 Snap-On, Inc.                            15,938
    1,100 TRW, Inc.                                57,131
                                            -------------
                                                  426,106
                                            -------------
     Banks -- 5.7%
    3,700 AmSouth Bancorporation                   71,456
   11,330 Banc One Corporation                    363,268
   17,049 Bank of America Corporation             855,647
    7,100 Bank of New York, Inc.                  284,000
    3,100 BB&T Corporation                         84,863
    8,200 Chase Manhattan Corporation             637,037
    1,350 Comerica, Inc.                           63,028
    2,950 Fifth Third Bancorporation              216,456
    9,468 First Union Corporation                 310,669
   10,081 Firstar Corporation                     212,961
    8,869 FleetBoston Financial Corporation       308,745
    2,173 Huntington Bancshares, Inc.              51,880
    4,200 KeyCorp                                  92,925
    7,950 MBNA Corporation                        216,637
    5,100 Mellon Financial Corporation            173,719
    1,700 Morgan (J.P.) & Company, Inc.           215,262
    5,400 Morgan Stanley, Dean Witter,
             Discover and Company                 770,850
    6,100 National City Corporation               144,494
    2,000 Northern Trust Corporation              106,000
    1,100 Old Kent Financial Corporation           38,913
    2,800 PNC Bank Corporation                    124,600
    1,000 Republic New York Corporation            72,000
    1,700 Southtrust Corporation                   64,281
    1,500 State Street Corporation                109,594
    1,700 Summit Bancorp                           52,063
    3,100 SunTrust Banks, Inc.                    213,319
    2,600 Synovus Financial Corporation            51,675
    7,100 U.S. Bancorp                            169,069
    1,900 Wachovia Corporation                    129,200
    5,744 Washington Mutual, Inc.                 149,344
   16,300 Wells Fargo & Company                   659,131
                                            -------------
                                                7,013,086
                                            -------------
     Biotechnology -- 0.1%
      900 Pe Corp-PE Biosystems Group             108,281
                                            -------------
     Broadcasting -- 1.0%
    7,386 CBS Corporation +                       472,242
    3,100 Clear Channel Communications +          276,675
    6,000 MediaOne Group, Inc. +                  460,875
      500 Meredith Corporation                     20,844
                                            -------------
                                                1,230,636
                                            -------------
     Building Materials -- 1.4%
      600 Centex Corporation                       14,813
      800 Crane Company                            15,900
      400 Fleetwood Enterprises                     8,250
   22,050 Home Depot, Inc.                      1,511,803
        1 Huttig Building Products, Inc. +              4
      400 Kaufman & Broad Home Corporation          9,675
    4,300 Masco Corporation                       109,112
      500 Pulte Corporation                        11,250
    1,000 Vulcan Materials Company                 39,937
                                            -------------
                                                1,720,744
                                            -------------
     Business Equipment and Supplies -- 1.9%
    1,100 Avery Dennison Corporation               80,163
    1,500 Ikon Office Solutions                    10,219
   17,900 International Business Machines
             Corporation                        1,933,200
    2,500 Pitney Bowes, Inc.                      120,781
    6,600 Xerox Corporation                       149,737
                                            -------------
                                                2,294,100
                                            -------------
     Business Services -- 2.5%
   21,900 America Online, Inc. +                1,652,081
    7,162 Cendant Corporation +                   190,241
      700 Deluxe Corporation                       19,206
    2,350 Paychex, Inc.                            94,000
    2,630 PeopleSoft, Inc.                         56,052
    2,600 Yahoo!, Inc. +                        1,124,987
                                            -------------
                                                3,136,567
                                            -------------
     Chemicals and Plastics -- 1.8%
    2,100 Air Products & Chemicals, Inc.           70,481
    2,100 Dow Chemical Company                    280,612
   10,176 dupont (E.I.) de Nemours &
             Company                              670,344
      700 Eastman Chemical Company                 33,381
    1,200 Ecolab, Inc.                             46,950
    1,100 Engelhard Corporation                    20,763
      300 FMC Corporation +                        17,194
      800 Grace (W.R.) & Company +                 11,100
      700 Great Lakes Chemical Corporation         26,731
    1,100 Hercules, Inc.                           30,663
      732 Kerr-McGee Corporation                   45,384
      800 Mallinckrodt Group, Inc.                 25,450
    3,800 Minnesota Mining & Manufacturing
             Company                              371,925
    6,100 Monsanto Company                        217,312
    1,500 Praxair, Inc.                            75,469
    1,800 Rockwell International Corporation       86,175
    2,095 Rohm & Haas Company                      85,240
    1,000 Sigma-Aldrich Corporation                30,063
    1,400 Union Carbide Corporation                93,450
                                            -------------
                                                2,238,687
                                            -------------
     Coal -- 0.1%
    2,100 CSX Corporation                          65,887
      300 Eastern Enterprises                      17,231
      700 Fluor Corporation                        32,113
                                            -------------
                                                  115,231
                                            -------------
     Communication Equipment -- 1.6%
    1,800 Cabletron Systems, Inc. +                46,800
    9,700 GTE Corporation                         684,456
    6,000 Motorola, Inc.                          883,500
    1,700 National Semiconductor
             Corporation +                         72,781
      700 Scientific-Atlanta, Inc.                 38,938
    3,700 Tellabs, Inc. +                         237,494
                                            -------------
                                                1,963,969
                                            -------------
     Computer Hardware, Software or Services -- 14.7%
    3,400 3COM Corporation +                      159,800
    1,000 Adaptec, Inc. +                          49,875
    1,100 Adobe Systems, Inc.                      73,975
    1,500 Advanced Micro Devices, Inc. +           43,406
    1,400 Apple Computer, Inc. +                  143,937
      600 Autodesk, Inc.                           20,250
    6,000 Automatic Data Processing, Inc.         323,250
    2,400 BMC Software, Inc. +                    191,850
    1,400 Ceridian Corporation +                   30,188
   32,150 Cisco Systems, Inc. +                 3,444,069
      800 Citrix Systems, Inc. +                   98,400
   16,845 Compaq Computer Corporation             455,868
    5,250 Computer Associates
             International, Inc.                  367,172
    1,600 Computer Sciences Corporation +         151,400
    3,300 Compuware Corporation +                 122,925
   25,100 Dell Computer Corporation +           1,280,100
    4,900 Electronic Data Systems Corporation     327,994
    3,000 Gateway 2000, Inc. +                    216,187
   10,000 Hewlett Packard Company               1,139,375
   50,400 Microsoft Corporation +               5,884,200
    1,400 Network Appliance, Inc. +               116,287
    3,200 Novell, Inc. +                          127,800
   14,200 Oracle Corporation +                  1,591,287
    2,600 Parametric Technology Corporation +      70,363
    2,000 Seagate Technologies, Inc. +             93,125
    1,900 Silicon Graphics, Inc. +                 18,644
    2,900 Solectron Corporation +                 275,862
   14,800 Sun Microsystems, Inc. +              1,146,075
    2,900 Unisys Corporation +                     92,619
                                            -------------
                                               18,056,283
                                            -------------
     Computer -- Semiconductors -- 3.7%
    3,500 Applied Materials, Inc. +               443,406
   10,000 EMC Corporation +                     1,092,500
   32,700 Intel Corporation                     2,691,619
    1,500 LSI Logic Corporation +                 101,250
    2,400 Micron Technology, Inc. +               186,600
                                            -------------
                                                4,515,375
                                            -------------
     Consumer Non-Durables -- 4.5%
    2,300 Corning, Inc.                           296,556
   32,400 General Electric Company              5,013,900
      900 Grainger (W.W.), Inc.                    43,031
    3,800 Lowe's Companies, Inc.                  227,050
       95 Water Pik Technologies, Inc. +              909
                                            -------------
                                                5,581,446
                                            -------------
     Consumer Services -- 0.0% #
    1,000 Block (H & R), Inc.                      43,750
    2,700 Service Corporation International        18,731
                                            -------------
                                                   62,481
                                            -------------
     Containers -- 0.1%
      400 Ball Corporation                         15,750
    1,100 Crown Cork & Seal Company, Inc.          24,612
    1,400 Owens-Illinois, Inc. +                   35,087
    1,500 Pactiv Corporation +                     15,938
      806 Sealed Air Corporation +                 41,761
                                            -------------
                                                  133,148
                                            -------------
     Cosmetics -- Toiletry -- 0.1%
      600 Alberto-Culver Company, Class B          15,488
    2,500 Avon Products, Inc.                      82,500
                                            -------------
                                                   97,988
                                            -------------
     Diversified -- 1.0%
    1,600 Fortune Brands, Inc.                     52,900
    1,100 Loews Corporation                        66,756
    1,500 Textron, Inc.                           115,031
    1,400 Thermo Electron Corporation +            21,000
   16,574 Tyco International Ltd.                 644,315
    5,628 Unilever NV                             306,374
                                            -------------
                                                1,206,376
                                            -------------
     Electrical Equipment -- 0.7%
    1,000 Cooper Industries, Inc.                  40,437
      400 Foster Wheeler Corporation                3,550
    1,500 Molex, Inc.                              85,031
      500 Tektronix, Inc.                          19,438
    7,800 Texas Instruments, Inc.                 755,625
      600 Thomas & Betts Corporation               19,125
                                            -------------
                                                  923,206
                                            -------------
     Electronics -- 0.9%
    1,600 Analog Devices, Inc. +                  148,800
      700 Eaton Corporation                        50,838
    4,100 Emerson Electric Company                235,237
    1,500 General Instrument Corporation +        127,500
      900 KLA-Tencor Corporation +                100,238
    1,100 Lexmark International Group, Inc. +      99,550
    1,900 Tandy Corporation                        93,456
    1,600 Teradyne, Inc. +                        105,600
    2,800 Xilinx, Inc. +                          127,312
                                            -------------
                                                1,088,531
                                            -------------
     Energy and Resources -- 0.1%
    2,005 Burlington Resources, Inc.               66,290
                                            -------------
     Entertainment -- 1.3%
      700 Brunswick Corporation                    15,575
   20,400 Disney (Walt) Company                   596,700
      800 Harcourt General Corporation             32,200
    1,800 Hasbro, Inc.                             34,313
    4,000 Mattel, Inc.                             52,500
   12,800 Time Warner, Inc.                       927,200
                                            -------------
                                                1,658,488
                                            -------------
     Financial Services -- 4.6%
    4,200 American Express Company                698,250
    2,400 American General Corporation            182,100
    7,050 Associates First Capital Corporation,
             Class A                              193,434
    1,182 Bear Stearns Companies, Inc.             50,531
    2,000 Capital One Financial Corporation        96,375
    8,100 Charles Schwab Corporation              310,837
   33,350 Citigroup, Inc.                       1,853,009
    1,200 Countrywide Credit Industries            30,300
      800 Dow Jones & Company, Inc.                54,400
    1,400 Equifax, Inc.                            32,988
    9,900 Fannie Mae                              618,131
    6,900 Federal Home Loan Mortgage
             Corporation                          324,731
    4,200 First Data Corporation                  207,112
    2,500 Franklin Resources, Inc.                 80,156
    4,726 Household International, Inc.           176,044
    1,200 Lehman Brothers Holdings, Inc.          101,625
    3,600 Merrill Lynch & Company, Inc.           300,600
    1,400 Paine Webber Group, Inc.                 54,338
    1,100 Price (T Rowe) & Associates, Inc.        40,631
    2,100 Regions Financial Corporation            52,763
    1,600 SLM Holding Corporation                  67,600
      600 Temple-Inland, Inc.                      39,563
    1,300 Union Planters Corporation               51,269
                                            -------------
                                                5,616,787
                                            -------------
     Food and Beverages -- 3.5%
    3,997 Albertson's, Inc.                       128,903
    4,500 Anheuser-Busch Companies, Inc.          318,937
    4,200 Campbell Soup Company                   162,487
   24,400 Coca-Cola Company                     1,421,300
    4,200 Coca-Cola Enterprises, Inc.              84,525
    4,600 ConAgra, Inc.                           103,788
      400 Coors (Adolph) Company, Class B          21,000
    3,500 Heinz (H.J.) Company                    139,344
    1,400 Hershey Foods Corporation                66,500
    3,900 Kellogg Company                         120,169
    3,200 Nabisco Group Holdings Corporation       34,000
   14,400 PepsiCo, Inc.                           507,600
   23,600 Philip Morris Companies, Inc.           547,225
    1,300 Quaker Oats Company                      85,313
    3,000 Ralston-Purina Company                   83,625
    8,900 Sara Lee Corporation                    196,356
    4,200 Seagram Company Ltd.                    188,737
    1,800 UST, Inc.                                45,338
    1,100 Wrigley (Wm) Jr. Company                 91,231
                                            -------------
                                                4,346,378
                                            -------------
     Food Distribution -- 0.5%
    5,889 Archer-Daniels-Midland Company           71,772
    2,800 Bestfoods                               147,175
    2,800 General Mills, Inc.                     100,100
      400 Great Atlantic & Pacific Tea
             Company, Inc.                         11,150
    8,200 Kroger Company +                        154,775
    1,300 Supervalu, Inc.                          26,000
    3,300 Sysco Corporation                       130,556
    1,400 Winn Dixie Stores, Inc.                  33,513
                                            -------------
                                                  675,041
                                            -------------
     Gas and Pipeline Utilities -- 0.1%
    2,100 El Paso Energy Corporation               81,506
                                            -------------
     Glass Products -- 0.1%
      500 Owens Corning Fiberglass
             Corporation                            9,656
    1,700 PPG Industries, Inc.                    106,357
                                            -------------
                                                  116,013
                                            -------------
     Health Care Facilities -- 0.2%
    5,400 Columbia/HCA Healthcare
             Corporation                          158,288
    1,600 Humana, Inc. +                           13,100
    1,200 Manor Care, Inc. +                       19,200
    2,900 Tenet Healthcare Corporation +           68,150
      700 Wellpoint Health Networks, Inc.,
             Class A +                             46,156
                                            -------------
                                                  304,894
                                            -------------
     Health Care Products -- 2.9%
   15,000 Abbott Laboratories                     544,687
    1,200 Allergan, Inc.                           59,700
      600 Bausch & Lomb, Inc.                      41,063
    2,400 Becton, Dickinson & Company              64,200
    2,684 McKesson HBOC, Inc.                      60,558
   23,200 Merck & Company, Inc.                 1,555,850
   38,300 Pfizer, Inc.                          1,242,356
    1,000 Quintiles TransNational Corporation +    18,688
      900 Watson Pharmaceuticals, Inc. +           32,231
                                            -------------
                                                3,619,333
                                            -------------
     Holding Companies -- 0.2%
    1,350 Providian, LLC                          122,934
    2,200 Public Service Enterprise                76,588
                                            -------------
                                                  199,522
                                            -------------
     Home Appliances -- 0.1%
      800 Black & Decker Corporation               41,800
      800 Maytag Corporation                       38,400
      700 Whirlpool Corporation                    45,544
                                            -------------
                                                  125,744
                                            -------------
     Home Furnishings and Housewares -- 0.5%
   12,900 American Home Products Corporation      508,744
      400 Armstrong World                          13,350
    1,800 Leggett & Platt, Inc.                    38,587
    2,688 Newell Rubbermaid, Inc.                  77,952
      200 Springs Industries, Inc.                  7,988
      800 Tupperware Corporation                   13,550
                                            -------------
                                                  660,171
                                            -------------
     Hotels and Restaurants -- 0.7%
    1,200 Darden Restaurants, Inc.                 21,750
    1,200 Harrah's Entertainment Corporation +     31,725
    3,300 Hilton Hotels Corporation                31,762
    2,300 Marriott International, Inc.             72,594
   13,400 McDonald's Corporation                  540,187
    2,000 Mirage Resorts, Inc. +                   30,625
    1,400 Tricon Global Restaurants, Inc. +        54,075
    1,100 Wendy's International, Inc.              22,688
                                            -------------
                                                  805,406
                                            -------------
     Industrial Machinery -- 0.1%
    2,100 AES Corporation +                       156,975
                                            -------------
     Insurance -- 2.8%
    1,400 Aetna Life & Casualty Company            78,137
    2,500 Aflac, Inc.                             117,969
    7,700 Allstate Corporation                    184,800
   15,288 American International Group, Inc.    1,653,015
    2,500 AON Corporation                         100,000
    1,623 Chubb Corporation                        91,395
    1,900 CIGNA Corporation                       153,069
    1,600 Cincinnati Financial Corporation         49,900
    3,008 Conseco, Inc.                            53,768
    2,200 Hartford Financial Services Group,
             Inc.                                 104,225
    1,000 Jefferson-Pilot Corporation              68,250
    1,900 Lincoln National Corporation             76,000
    2,400 Marsh & McLennan Companies, Inc.         229,650
    1,000 MBIA, Inc.                               52,812
      900 MGIC Investment Corporation              54,169
      700 Progressive Corporation                  51,188
    1,300 SAFECO Corporation                       32,338
    2,006 St. Paul Companies, Inc.                 67,577
    1,300 Torchmark, Inc.                          37,781
    1,800 United Healthcare Corporation            95,625
    2,357 UnumProvident Corporation                75,571
                                            -------------
                                                3,427,239
                                            -------------
     Machinery and Heavy Equipment -- 0.4%
    3,400 Caterpillar, Inc.                       160,012
    2,300 Deere & Company                          99,762
    2,100 Dover Corporation                        95,288
    1,500 Ingersoll-Rand Company                   82,594
      900 Parker-Hannifin Corporation              46,181
      900 Stanley Works                            27,113
                                            -------------
                                                  510,950
                                            -------------
     Manufacturing -- 0.3%
    2,200 Alcan Aluminum Ltd.                      90,612
    4,000 Boston Scientific Corporation +          87,500
      300 Briggs & Stratton Corporation            16,088
      700 Brown-Forman Corporation, Class B        40,075
      400 Milacron, Inc.                            6,150
      700 PACCAR, Inc.                             31,019
    1,300 Pall Corporation                         28,031
      600 Reynolds Metals Company                  45,975
    1,700 Sherwin-Williams Company                 35,700
                                            -------------
                                                  381,150
                                            -------------
     Medical Instruments, Services, and
       Supplies -- 1.9%
      500 Bard (C.R.), Inc.                        26,500
    2,700 Baxter International, Inc.              169,594
    1,200 Biomet, Inc.                             48,000
    2,548 Cardinal Health, Inc.                   121,985
    2,800 Guidant Corporation                     131,600
    4,100 HEALTHSOUTH Corporation +                22,038
    3,000 IMS Health, Inc.                         81,563
   13,300 Johnson & Johnson Company             1,238,562
   11,600 Medtronic, Inc.                         422,675
      300 Shared Medical Systems
             Corporation                           15,281
      900 St. Jude Medical, Inc. +                 27,619
                                            -------------
                                                2,305,417
                                            -------------
     Metal Fabricating -- 0.2%
    2,823 Illinois Tool Works, Inc.               190,745
                                            -------------
     Metals and Mining -- 0.5%
    3,400 Alcoa, Inc.                             282,200
    3,700 Barrick Gold Corporation                 65,444
    1,400 Freeport McMoRan Copper & Gold,
             Class B                               29,575
    2,600 Homestake Mining Company                 20,312
    1,900 Inco Ltd.                                44,650
    1,700 Newmont Mining Corporation               41,650
      845 Phelps Dodge Corporation                 56,721
    3,100 Placer Dome, Inc.                        33,325
                                            -------------
                                                  573,877
                                            -------------
     Natural Gas -- 0.3%
      900 Consolidated Natural Gas
             Company                               58,444
    6,900 Enron Corporation                       306,187
      500 NICOR, Inc.                              16,250
      400 ONOEK, Inc.                              10,050
    2,252 Sempra Energy                            39,129
                                            -------------
                                                  430,060
                                            -------------
     News and Publishing -- 0.4%
    2,700 Gannett Company, Inc.                   220,219
      700 Knight-Ridder, Inc.                      41,650
    1,700 New York Times Company,
             Class A                               83,513
      700 Times Mirror Company (New),
             Class A                               46,900
    2,200 Tribune Company                         121,137
                                            -------------
                                                  513,419
                                            -------------
     Oil -- 5.1%
      800 Amerada Hess Corporation                 45,400
    1,000 Apache Corporation                       36,938
      800 Ashland, Inc.                            26,350
    3,100 Atlantic Richfield Company              268,150
    3,280 Baker Hughes, Inc.                       69,085
    6,500 Chevron Corporation                     563,062
    2,000 Coastal Corporation                      70,875
    6,219 Conoco, Inc., Class B                   154,698
   34,236 Exxon Mobil Corporation               2,758,138
    4,200 Halliburton Company                     169,050
    1,200 Louisiana Land & Exploration
             Company                               17,100
      600 McDermott International, Inc.             5,438
    3,500 Occidental Petroleum Corporation         75,687
    2,500 Phillips Petroleum Company              117,500
   21,200 Royal Dutch Petroleum Company         1,281,275
      800 Sunoco, Inc.                             18,800
    5,500 Texaco, Inc.                            298,719
    1,400 Tosco Corporation                        38,062
    2,400 Union Pacific Corporation               104,700
    2,500 Union Pacific Resources Group            31,875
    2,400 Unocal Corporation                       80,550
    3,100 USX-Marathon Group                       76,531
                                            -------------
                                                6,307,983
                                            -------------
     Oil Equipment and Services -- 0.3%
    5,454 Schlumberger Ltd.                       306,787
    2,056 Transocean Sedco Forex, Inc.             69,258
                                            -------------
                                                  376,045
                                            -------------
     Paper and Forest Products -- 0.9%
      500 Bemis Company, Inc.                      17,438
      600 Boise Cascade Corporation                24,300
      900 Champion International Corporation       55,744
    2,200 Fort James Corporation                   60,225
    1,600 Georgia-Pacific Corporation              81,200
    3,891 International Paper Company             219,598
    5,042 Kimberly-Clark Corporation              328,990
    1,000 Mead Corporation                         43,438
      400 Potlatch Corporation                     17,850
    2,300 Weyerhaeuser Company                    165,169
    1,000 Willamette Industries, Inc.              46,437
                                            -------------
                                                1,060,389
                                            -------------
     Personal Items -- 2.4%
    5,600 Colgate-Palmolive Company               364,000
   10,700 Gillette Company                        440,706
    1,000 International Flavors &
             Fragrances, Inc.                      37,750
      400 Jostens, Inc.                             9,725
   13,100 Procter & Gamble Company              1,435,269
    8,200 Warner-Lambert Company                  671,888
                                            -------------
                                                2,959,338
                                            -------------
     Petroleum Refining -- 0.2%
    1,300 Anadarko Petroleum Corporation           44,363
      900 Rowan Companies +                        19,519
    4,100 Williams Companies, Inc.                125,306
                                            -------------
                                                  189,188
                                            -------------
     Pharmaceuticals -- 2.3%
    1,080 ALZA Corporation +                       37,395
   19,600 Bristol-Myers Squibb Company          1,258,075
   10,800 Lilly (Eli) & Company                   718,200
    4,900 Pharmacia & Upjohn, Inc.                220,500
   14,500 Schering-Plough Corporation             611,719
                                            -------------
                                                2,845,889
                                            -------------
     Photographic Equipment and Supplies -- 0.2%
    3,100 Eastman Kodak Company                   205,375
      500 Polaroid Corporation                      9,406
                                            -------------
                                                  214,781
                                            -------------
     Printing and Publishing-- 0.2%
      800 American Greetings Corporation,
             Class A                               18,900
    1,300 Donnelley (R.R.) & Sons Company          32,256
    1,400 Dun & Bradstreet Corporation             41,300
    1,800 McGraw-Hill, Inc.                       110,925
    1,000 Westvaco Corporation                     32,625
                                            -------------
                                                  236,006
                                            -------------
     Railroads -- 0.1%
    3,600 Norfolk Southern Corporation             73,800
                                            -------------
     Recreation -- 0.2%
    6,100 Carnival Corporation, Class A           291,656
                                            -------------
     Research and Development -- 0.5%
   10,100 Amgen, Inc. +                           606,631
                                            -------------
     Retail -- Store -- 4.7%
    1,300 Bed Bath & Beyond, Inc. +                45,175
    1,900 Best Buy Company, Inc. +                 95,356
    1,900 Circuit City Stores-- Circuit City
             Group                                 85,619
    1,000 Consolidated Stores
             Corporation +                         16,250
    2,100 Costco Wholesale Corporation +          191,625
    3,700 CVS Corporation                         147,769
    4,200 Dayton Hudson Corporation               308,437
      900 Dillard's, Inc.                          18,169
    2,400 Dollar General Corporation               54,600
    2,000 Federated Department Stores +           101,125
    8,237 Gap, Inc.                               378,902
    4,700 K-mart Corporation +                     47,294
    1,500 Kohls Corporation +                     108,281
    1,900 Limited, Inc.                            82,294
      400 Long's Drug Stores Company               10,325
    3,300 May Department Stores Company           106,425
    1,400 Nordstrom, Inc.                          36,663
    3,500 Office Depot, Inc. +                     38,281
    2,400 Penney (J.C.) Company, Inc.              47,850
    2,400 Rite Aid Corporation                     26,850
      400 Russell Corporation                       6,700
    4,800 Safeway, Inc. +                         170,700
    3,800 Sears, Roebuck & Company                115,662
    4,600 Staples, Inc. +                          95,450
    3,100 TJX Companies, Inc.                      63,356
    2,400 Toys R Us, Inc. +                        34,350
   44,000 Wal-Mart Stores, Inc.                 3,041,500
    9,900 Walgreen Company                        289,575
                                            -------------
                                                5,764,583
                                            -------------
     Savings and Loan -- 0.0% #
    1,500 Golden West Financial
             Corporation                           50,250
                                            -------------
     Soaps and Detergents -- 0.1%
    2,208 Clorox Company                          111,228
                                            -------------
     Steel -- 0.1%
      950 Allegheny Technologies, Inc. +           21,316
    1,400 Bethlehem Steel Corporation +            11,725
      900 Nucor Corporation                        49,331
      800 Timken Company                           16,350
      900 USX-U.S.Steel Group, Inc.                29,700
    1,000 Worthington Industries, Inc.             16,562
                                            -------------
                                                  144,984
                                            -------------
     Technology -- 0.1%
      900 ITT Industries                           30,094
      500 Millipore Corporation                    19,312
      500 PerkinElmer, Inc. +                      20,844
                                            -------------
                                                   70,250
                                            -------------
     Telecommunications-- 11.8%
    1,300 ADC Telecommunications, Inc. +           94,331
    3,066 ALLTEL Corporation                      253,520
      900 Andrew Corporation +                     17,044
   31,620 AT & T Corporation                    1,604,715
   15,400 Bell Atlantic Corporation               948,062
   18,600 BellSouth Corporation                   870,712
    1,300 CenturyTel, Inc.                         61,588
    7,200 Comcast Corporation Special,
             Class A                              364,050
      700 Comverse Technology, Inc. +             101,325
    7,355 Global Crossing Ltd. +                  367,750
   30,310 Lucent Technologies, Inc.             2,267,567
   27,705 MCI Worldcom, Inc. +                  1,470,097
    3,400 Nextel Communications, Inc. +           350,625
   13,140 Nortel Networks Corporation           1,327,140
    5,600 Qualcomm, Inc.                          986,300
   33,712 SBC Communications                    1,643,460
    8,600 Sprint Corporation                      578,888
    4,400 Sprint PCS +                            451,000
    4,814 US West, Inc.                           346,608
    6,700 Viacom, Inc., Class B +                 404,931
                                            -------------
                                               14,509,713
                                            -------------
     Tire and Rubber -- 0.1%
      900 Cooper Tire & Rubber
             Company                               14,006
    1,100 Goodrich (B.F.) Company                  30,250
    1,600 Goodyear Tire & Rubber
             Company                               45,100
                                            -------------
                                                   89,356
                                            -------------
     Transportation -- 0.3%
    4,500 Burlington Northern Santa Fe            109,125
    2,880 FDX Corporation +                       117,900
    1,000 Kansas City Southern
             Industries, Inc                       74,625
      600 Ryder System, Inc.                       14,663
                                            -------------
                                                  316,313
                                            -------------
     Utilities -- 1.4%
    1,300 Ameren Corporation                       42,575
    1,800 American Electric Power
             Company, Inc.                         57,825
    1,400 Carolina Power & Light Company           42,612
    1,900 Central & Southwest Corporation          38,000
    1,500 Cinergy Corporation                      36,187
    1,000 CMS Energy Corporation                   31,188
    2,200 Consolidated Edison Company              75,900
    1,400 Constellation Energy Group               40,600
    1,800 Dominion Resources, Inc.                 70,650
    1,400 DTE Energy Company                       43,925
    3,400 Duke Energy Company                     170,425
    3,300 Edison International                     86,419
    2,400 Entergy Corporation                      61,800
    2,172 FirstEnergy Corporation                  49,277
    1,000 Florida Progress Corporation             42,312
    1,700 FPL Group, Inc.                          72,781
    1,300 GPU, Inc.                                38,919
      500 National Service Industries, Inc.        14,750
    1,100 New Century Energies, Inc.               33,413
    1,700 Niagara Mohawk Power
             Corporation +                         23,694
    1,600 Northern States Power
             Company                               31,200
    1,700 PECO Energy Company                      59,075
      400 People's Energy Corporation              13,400
    3,700 PG & E Corporation                       75,850
      700 Pinnacle West Capital Corporation        21,394
    1,500 PP & L Resources, Inc.                   34,312
    2,800 Reliant Energy, Inc.                     64,050
    6,800 Southern Company                        159,800
    2,700 Texas Utilities Company                  96,019
    2,100 Unicom Corporation                       70,350
                                            -------------
                                                1,698,702
                                            -------------
     Waste Management -- 0.1%
    1,700 Allied Waste Industries, Inc. +          14,981
    5,947 Waste Management, Inc.                  102,214
                                            -------------
                                                  117,195
                                            -------------
TOTAL COMMON STOCKS
   (Cost $93,360,569)                         120,068,937
                                            -------------
U.S. TREASURY BILLS -- 0.1%
   (Cost $97,601)
$ 100,000 5.49% ++, due 06/22/2000**               97,601
                                            -------------
Principal
Amount
---------
REPURCHASE AGREEMENT -- 1.4%
   (Cost  $1,699,000)
1,699,000 Agreement with State Street Bank
            and Trust Company, 3.300% dated
            12/31/1999, to be repurchased at
            $1,699,467 on 01/03/2000,
            collateralized by $1,700,000 U.S.
            Treasury Note, 6.250% maturing
            02/28/2002 (value $1,734,000)       1,699,000
                                            -------------

TOTAL INVESTMENTS
   (Cost  $95,157,170*)             99.1%     121,865,538
OTHER ASSETS AND
LIABILITIES (Net)                    0.9        1,107,443
                                   -----    -------------
NET ASSETS                         100.0%   $ 122,972,981
                                   =====    =============

------------
   * Aggregate cost for Federal tax purposes is $95,171,091.

  ** Securities pledged as collateral for futures contracts.

   + Non-income producing security.

  ++ Rate represents annualized yield at date of purchase.

   # Amount represents less than 0.1% of net assets.


Number of                                     Unrealized
Contracts                                    Appreciation
---------                                    ------------
FUTURES CONTRACTS-- LONG POSITION
     5     S&P 500 Index March 2000             $55,080
                                                =======

            See Notes to Financial Statements






Munder Institutional MidCap Index Equity Fund
  Portfolio of Investments, December 31, 1999

    Shares                                          Value
---------------------------------------------------------
COMMON STOCKS -- 87.3%
     Aerospace -- 0.3%
      300 Cordant Technologies, Inc.        $       9,900
      400 Litton Industries, Inc. +                19,950
                                            -------------
                                                   29,850
                                            -------------
     Agricultural Machinery -- 0.1%
      500 Agco Corporation                          6,719
                                            -------------
     Air Travel -- 0.1%
      200 Alaska Air Group, Inc. +                  7,025
                                            -------------
     Aluminum -- 0.0% #
      100 Maxxam, Inc. +                            4,288
                                            -------------
     Apparel and Textiles -- 2.0%
      314 Albany International Corporation          4,869
      400 American Eagle Outfitters, Inc. +        18,000
      500 Burlington Industries, Inc. +             2,000
    1,300 Cintas Corporation                       69,063
    1,400 Jones Apparel Group, Inc. +              37,975
      500 Mohawk Industries, Inc. +                13,188
      300 Rayonier, Inc.                           14,494
    1,600 Shaw Industries, Inc.                    24,700
      500 Unifi, Inc.                               6,156
      500 Warnaco Group, Inc.                       6,156
      500 Westpoint Stevens, Inc.                   8,750
                                            -------------
                                                  205,351
                                            -------------
     Automobiles -- 1.1%
      400 Federal Signal Corporation                6,425
    1,700 Harley Davidson, Inc.                   108,906
                                            -------------
                                                  115,331
                                            -------------
     Automobile Parts and Equipment -- 0.7%
      200 Arvin Industries, Inc.                    5,675
      200 Borg Warner Automotive, Inc.              8,100
      600 Federal Mogul Corporation                12,075
      600 Lear Corporation +                       19,200
      600 Meritor Automotive, Inc.                 11,625
      300 Modine Manufacturing Company              7,500
      728 Pennzoil-Quaker State Company             7,416
      200 Superior Industries International,
             Inc.                                   5,363
                                            -------------
                                                   76,954
                                            -------------
     Banks -- 4.5%
    2,433 Charter One Financial, Inc.              46,531
      400 City National Corporation                13,175
    1,300 Compass Bancshares, Inc.                 29,006
    1,800 First Security Corporation               45,956
    1,500 First Tennessee National
             Corporation                           42,750
      500 First Virginia Banks, Inc.               21,500
    1,800 Hibernia Corporation                     19,125
    1,200 Marshall & Ilsley Corporation            75,375
      600 Mercantile Bankshares
             Corporation                           19,163
    1,200 National Commerce
             Bancorporation                        27,225
    1,550 North Fork Bancorporation, Inc.          27,125
      700 Pacific Century Financial
             Corporation                           13,081
      400 Webster Financial Corporation             9,425
      400 Westamerica Bancorporation               11,175
      300 Wilmington Trust Corporation             14,475
    1,000 Zions Bancorp                            59,188
                                            -------------
                                                  474,275
                                            -------------
     Banking and Financial Services -- 0.6%
      400 CCB Financial Corporation                17,425
      800 FirstMerit Corporation                   18,400
    1,000 GreenPoint Financial
             Corporation                           23,812
      400 Keystone Financial, Inc.                  8,425
                                            -------------
                                                   68,062
                                            -------------
     Biotechnology -- 0.8%
      400 Gilead Sciences, Inc. +                  21,650
      470 Millennium Pharmaceuticals,
             Inc. +                                57,340
                                            -------------
                                                   78,990
                                            -------------
     Broadcasting -- 2.3%
    1,100 Belo (A.H.) Corporation                  20,969
      318 Chris Craft Industries, Inc.             22,936
      400 Hispanic Broadcasting
             Corporation +                         36,887
    1,200 Univision Communications, Inc.,
             Class A +                            122,625
      500 Westwood One, Inc. +                     38,000
                                            -------------
                                                  241,417
                                            -------------
     Building Construction -- 0.1%
      400 Harsco Corporation                       12,700
                                            -------------
     Business Services -- 5.2%
      500 AC Nielsen Corporation +                 12,313
    1,000 Acxiom Corporation +                     24,000
      700 Apollo Group, Inc. +                     14,044
      200 Banta Corporation                         4,513
    1,800 Comdisco, Inc.                           67,050
    1,700 Convergys Corporation +                  52,275
      600 DeVry, Inc. +                            11,175
    1,425 Fiserv, Inc. +                           54,595
      800 Gartner Group, Inc., Class B +           11,050
      300 Gtech Holdings Corporation +              6,600
      200 Jacobs Engineering Group, Inc. +          6,500
      300 Kelly Services, Inc.                      7,538
      700 Manpower, Inc.                           26,337
      900 Modis Professional Services,
             Inc. +                                12,825
      400 Navigant Consulting, Inc. +               4,350
      200 NCO Group, Inc. +                         6,025
      900 NCR Corporation +                        34,087
      700 NOVA Corporation +                       22,094
      400 Ogden Corporation                         4,775
      700 Olsten Corporation                        7,919
      300 Polycom, Inc. +                          19,106
      800 Robert Half International, Inc. +        22,850
      500 Sothebys Holdings, Inc.                  15,000
    1,300 Stewart Enterprises, Inc.                 6,175
    1,400 Sun Guard Data Systems +                 33,250
      500 Sylvan Learning Systems, Inc. +           6,500
      900 Viad Corporation                         25,087
      600 Waters Corporation +                     31,800
                                            -------------
                                                  549,833
                                            -------------
     Chemicals and Plastics -- 2.0%
      400 Albemarle Corporation                     7,675
      600 Cabot Corporation                        12,225
    1,354 CK Witco Corporation                     18,110
      400 Cytec Industries, Inc. +                  9,250
      200 Dexter Corporation                        7,950
      800 Ethyl Corporation                         3,150
      300 Ferro Corporation                         6,600
      100 Fuller (H.B.) Company                     5,594
      300 Georgia Gulf Corporation                  9,131
      400 Hanna (M.A.) Company                      4,375
    1,300 IMC Global, Inc.                         21,287
      500 Lubrizol Corporation                     15,437
      200 Minerals Technologies, Inc.               8,013
      400 Olin Corporation                          7,925
    1,000 R.P.M., Inc.                             10,187
      300 Schulman (A.), Inc.                       4,894
    1,300 Solutia, Inc.                            20,069
      800 Sterling Commerce, Inc. +                27,250
      300 Wellman, Inc.                             5,588
                                            -------------
                                                  204,710
                                            -------------
     Communication Equipment -- 0.2%
      700 Harris Corporation                       18,681
                                            -------------
     Communication Services -- 0.1%
      500 COMSAT Corporation                        9,938
                                            -------------
     Computers and Business Equipment -- 1.3%
      600 Diebold, Inc.                            14,100
    1,900 Quantum Corporation-- DLT &
             Storage Systems +                     28,737
      900 Storage Technology
             Corporation +                         16,594
      800 Symbol Technologies, Inc.                50,850
      500 Tech Data Corporation +                  13,563
      300 Transaction Systems Architects, Inc.,
             Class A +                              8,400
                                            -------------
                                                  132,244
                                            -------------
     Computer Hardware, Software or Services -- 12.3%
      400 Affiliated Computer Services, Inc.,
             Class A +                             18,400
    2,800 Cadence Design Systems, Inc. +           67,200
      500 Cambridge Technology
             Partners +                            13,125
      500 CheckFree Holdings
             Corporation +                         52,250
      600 DST Systems, Inc. +                      45,787
      600 Electronic Arts +                        50,400
      300 Imation Corporation +                    10,069
    2,200 Informix Corporation +                   25,162
    2,100 Intuit, Inc. +                          125,869
      600 Keane, Inc. +                            19,050
      700 Legato Systems, Inc. +                   48,169
      600 Mentor Graphics Corporation +             7,912
    1,550 Networks Assocs, Inc. +                  41,366
      300 Policy Management Systems
             Corporation +                          7,669
      800 Rational Software Corporation +          39,300
    2,100 Siebel Systems, Inc. +                  176,400
      800 Sterling Software, Inc. +                25,200
      300 Structural Dynamics Research
             Corporation +                          3,825
      400 Sykes Enterprises, Inc. +                17,550
      500 Symantec Corporation +                   29,312
      600 Synopsys, Inc. +                         40,050
    2,950 VERITAS Software
             Corporation +                        422,219
                                            -------------
                                                1,286,284
                                            -------------
     Construction Materials -- 0.7%
      300 Fastenal Company                         13,481
      200 Granite Construction, Inc.                3,688
      400 Martin Marietta Materials, Inc.          16,400
      300 Southdown, Inc.                          15,488
      500 USG Corporation                          23,562
                                            -------------
                                                   72,619
                                            -------------
     Containers and Glass -- 0.1%
      400 Mark IV Industries, Inc.                  7,075
                                            -------------
     Diversified -- 0.3%
      600 American Standard Companies,
             Inc. +                                27,525
                                            -------------
     Domestic Oil -- 0.6%
      400 Murphy Oil Corporation                   22,950
      500 Noble Affiliates, Inc.                   10,719
      800 Ultramar Diamond Shamrock                18,150
      500 Valero Energy Corporation                 9,937
                                            -------------
                                                   61,756
                                            -------------
     Drugs and Health Care -- 7.6%
      200 Acuson +                                  2,513
      500 Apria Healthcare Group, Inc. +            8,969
    1,500 Bergen Brunswig Corporation              12,469
    1,700 Biogen, Inc. +                          143,650
      400 Carter Wallace, Inc.                      7,175
    2,100 Chiron Corporation +                     88,987
      500 Covance, Inc. +                           5,406
      300 Express Scripts, Inc., Class A +         19,200
    1,000 Forest Labs, Inc. +                      61,438
      700 Genzyme Surgical Products +              31,500
    2,849 Health Management Associates +           38,105
      700 ICN Pharmaceuticals, Inc.                17,719
    1,000 Ivax Corporation +                       25,750
      500 Lincare Holdings, Inc. +                 17,344
      500 Medimmune, Inc. +                        82,937
      300 MiniMed, Inc. +                          21,975
    1,500 Mylan Labs, Inc.                         37,781
      800 Omnicare, Inc.                            9,600
      700 Oxford Health Plans, Inc. +               8,881
      400 PacifiCare Health Systems, Inc. +        21,200
      700 Perrigo Company +                         5,600
      700 Quorum Health Group, Inc. +               6,519
      300 Sepracor, Inc. +                         29,756
      900 Stryker Corporation                      62,663
    1,200 Sybron International
             Corporation +                         29,625
      700 Total Renal Care Holdings,
             Inc. +                                 4,681
                                            -------------
                                                  801,443
                                            -------------
    Electric Utilities -- 1.1%
      600 Calpine Corporation +                    38,400
      200 Cleco Corporation                         6,413
    1,800 DPL, Inc.                                31,162
      700 DQE, Inc.                                24,237
      936 Sierra Pacific Resources                 16,205
                                            -------------
                                                  116,417
                                            -------------
     Electrical Equipment -- 1.7%
    2,200 American Power Conversion
             Corporation +                         58,025
      300 AMETEK, Inc.                              5,719
      900 Arrow Electronics, Inc. +                22,837
    1,800 Atmel Corporation +                      53,212
      500 Dentsply International, Inc.             11,813
      600 Hubbell, Inc.                            16,350
      300 Magnetek, Inc. +                          2,306
      400 Ucar International, Inc. +                7,125
                                            -------------
                                                  177,387
                                            -------------
     Electronics -- 8.8%
      400 ADTRAN, Inc. +                           20,575
    2,300 Altera Corporation +                    113,994
      300 Avnet, Inc.                              18,150
      800 Cirrus Logic, Inc. +                     10,650
    1,200 Cypress Semiconductor
             Corporation +                         38,850
      800 Integrated Device Technology,
             Inc. +                                23,200
    1,000 Jabil Circuit, Inc. +                    73,000
    1,700 Linear Technology Corporation           121,656
    3,000 Maxim Integrated Products,
             Inc. +                               141,562
      500 Microchip Technology, Inc. +             34,219
      300 Novellus Systems, Inc. +                 36,759
      300 QLogic Corporation +                     47,963
      500 Sanmina Corporation +                    49,937
      600 SCI Systems, Inc. +                      49,312
      700 Sensormatic Electronics
             Corporation +                         12,206
      100 Sequa Corporation +                       5,394
      300 Teleflex, Inc.                            9,394
      718 Vishay Intertechnology, Inc. +           22,707
    1,700 Vitesse Semiconductor
             Corporation +                         89,144
                                            -------------
                                                  918,672
                                            -------------
     Financial Services -- 2.7%
      500 American Financial Group, Inc.           13,188
      525 Associated Banc Corporation              17,981
    2,300 Concord EFS, Inc. +                      59,225
    2,700 E*TRADE Group, Inc. +                    70,537
      900 Edwards (A.G.), Inc.                     28,856
      600 Finova Group, Inc.                       21,300
      300 Investment Technology Group,
             Inc.                                   8,625
      500 Legg Mason, Inc.                         18,125
      400 Provident Financial Group, Inc.          14,350
      800 ReliaStar Financial Corporation          31,350
                                            -------------
                                                  283,537
                                            -------------
     Food and Beverage -- 2.2%
      400 Bob Evans Farms, Inc.                     6,175
      400 Dean Foods Company                       15,900
      500 Dole Food, Inc.                           8,125
      200 Dreyers Grand Ice Cream, Inc.             3,400
      900 Flowers Industries, Inc.                 14,344
      700 Hormel Foods Corporation                 28,437
      800 IBP, Inc.                                14,400
      200 International Multifoods
             Corporation                            2,650
      600 Interstate Bakeries Corporation          10,875
      300 Lance, Inc.                               3,000
      600 Mccormick & Company, Inc.                17,850
      300 Smucker (J.M.) Company                    5,850
      300 Suiza Foods Corporation +                11,887
    2,600 Tyson Foods, Inc.                        42,250
      900 United States Foodservice +              15,075
      500 Universal Foods Corporation              10,188
      400 Vlasic Foods International, Inc. +        2,275
    1,700 Whitman Corporation                      22,844
                                            -------------
                                                  235,525
                                            -------------
     Forest Products -- 0.2%
      800 Georgia Pacific Corporation              19,700
                                            -------------
     Gas and Pipeline Utilities -- 1.5%
      500 AGL Resources, Inc.                       8,500
    1,100 American Water Works, Inc.               23,375
      266 Indiana Energy, Inc.                      4,722
    1,600 KeySpan Corporation                      37,100
    1,250 Kinder Morgan, Inc.                      25,234
      800 MCN Corporation Holding
             Company                               19,000
      300 National Fuel Gas Company                13,950
      700 Questar Corporation                      10,500
      400 Washington Gas Light Company             11,000
                                            -------------
                                                  153,381
                                            -------------
     Home Furnishings and Housewares -- 0.1%
      500 Furniture Brands International,
             Inc. +                                11,000
                                            -------------
     Hotels and Restaurants -- 0.6%
      600 Brinker International, Inc. +            14,400
      400 Buffets, Inc. +                           4,000
      500 CBRL Group, Inc.                          4,852
        1 Hilton Hotels Corporation                    15
      300 Lone Star Steakhouse & Saloon +           2,677
      800 Mandalay Resort Group +                  16,100
      650 Outback Steakhouse, Inc. +               16,859
      300 Papa John's International, Inc. +         7,819
                                           --------------
                                                   66,722
                                           --------------
     Household Products -- 0.6%
      400 Church & Dwight, Inc.                    10,675
    1,200 Dial Corporation                         29,175
      600 Hillenbrand Industries, Inc.             19,012
                                            -------------
                                                   58,862
                                            -------------
     Industrial Machinery -- 0.8%
      600 Airgas, Inc. +                            5,700
      400 Donaldson Company, Inc.                   9,625
      300 Kaydon Corporation                        8,044
      300 Kennametal, Inc.                         10,087
      100 Nordson Corporation                       4,825
      300 SPX Corporation +                        24,244
      300 Stewart & Stevenson Services,
             Inc.                                   3,553
      200 Tecumseh Products Company,
             Class A                                9,438
      400 York International Corporation           10,975
                                            -------------
                                                   86,491
                                            -------------
     Insurance -- 1.9%
      500 Allmerica Financial Corporation          27,812
      600 Ambac Financial Group, Inc.              31,312
      400 Everest Reinsurance Holdings,
             Inc.                                   8,925
    1,400 Foundation Health Systems,
             Inc. +                                13,913
      400 Horace Mann Educators
             Corporation                            7,850
      300 HSB Group, Inc.                          10,144
      500 Ohio Casualty Corporation                 8,031
    1,450 Old Republic International
             Corporation                           19,756
      450 PMI Group, Inc.                          21,966
      600 Protective Life Corporation              19,088
      700 Unitrin, Inc.                            26,337
                                            -------------
                                                  195,134
                                            -------------
     Leisure Time -- 1.1%
      700 Callaway Golf Company                    12,381
      900 International Game Technology            18,281
      500 International Speedway Corporation,
             Class A                               25,187
    3,400 Park Place Entertainment
             Corporation +                         42,500
      700 Premier Parks, Inc. +                    20,213
                                            -------------
                                                  118,562
                                            -------------
     Medical Instruments -- 0.2%
      300 Beckman Coulter, Inc.                    15,262
      600 STERIS Corporation +                      6,188
                                            -------------
                                                   21,450
                                            -------------
     Medical Services -- 0.6%
    1,200 Beverly Enterprises, Inc. +               5,250
      500 First Health Group Corporation +         13,437
      600 PSS World Medical, Inc. +                 5,663
      400 Trigon Healthcare, Inc. +                11,800
      600 VISX, Inc. +                             31,050
                                            -------------
                                                   67,200
                                            -------------
     Metals -- 0.0% #
      242 Ryerson Tull, Inc.                        4,704
                                            -------------
     Mining -- 0.0% #
      100 Cleveland Cliffs, Inc.                    3,113
                                            -------------
     Miscellaneous -- 0.1%
      400 Blyth Industries, Inc. +                  9,825
      300 Rollins, Inc.                             4,500
                                            -------------
                                                   14,325
                                            -------------
     Mobile Homes -- 0.1%
    1,599 Clayton Homes, Inc.                      14,691
                                            -------------
     Newspapers -- 0.7%
      400 Lee Enterprises, Inc.                    12,775
      200 Media General, Inc.                      10,400
      100 Washington Post Company                  55,587
                                            -------------
                                                   78,762
                                            -------------
     Office Furnishings and Supplies -- 0.6%
      600 Hon Industries, Inc.                     13,162
      700 Miller Herman, Inc.                      16,100
    1,300 Office Max, Inc. +                        7,150
      700 Reynolds & Reynolds Company              15,750
      300 Standard Register                         5,813
      400 Wallace Computer Series, Inc.             6,650
                                            -------------
                                                   64,625
                                            -------------
     Oil and Gas -- 3.6%
      600 BJ Services Company +                    25,087
      900 Devon Energy Corporation                 29,587
    1,600 ENSCO International, Inc.                36,600
      300 Flowserve Corporation                     5,100
    2,000 Global Marine, Inc. +                    33,250
      300 Hanover Compressor Company +             11,325
      500 Helmerich & Payne, Inc.                  10,906
    1,300 Lyondell Petrochemical
             Company                               16,575
    1,500 Nabors Industries, Inc. +                46,406
    1,500 Noble Drilling Corporation +             49,125
    1,888 Ocean Energy, Inc. +                     14,632
      900 Pioneer Natural Resources
             Company                                8,044
    2,100 Santa Fe Snyder Corporation +            16,800
      400 Smith International, Inc. +              19,875
      600 Varco International, Inc. +               6,113
    1,175 Weatherford International, Inc.          46,927
                                              -----------
                                                  376,352
                                              -----------
     Paper -- 1.2%
      400 Bowater, Inc.                            21,725
      200 Chesapeake Corporation                    6,100
    1,000 Consolidated Papers, Inc.                31,812
      400 Glatfelter (P.H.) Company                 5,825
      500 Longview Fibre Company                    7,125
      400 Pentair, Inc.                            15,400
    1,200 Sonoco Products Company                  27,300
      500 Wausau Mosinee Paper
             Corporation                            5,844
                                              -----------
                                                  121,131
                                              -----------
     Publishing -- 0.6%
      600 Harte-Hanks, Inc.                        13,050
      300 Houghton Mifflin Company                 12,656
    1,000 Readers Digest Association, Inc.,
             Class A (non-voting)                  29,250
      100 Scholastic Corporation +                  6,219
                                              -----------
                                                   61,175
                                              -----------
     Railroads and Equipment -- 0.3%
      400 GATX Corporation                         13,500
      400 Trinity Industries, Inc.                 11,375
      500 Wisconsin Central Transportation
             Corporation +                          6,719
                                              -----------
                                                   31,594
                                              -----------
     Retail -- 4.1%
    1,200 Abercrombie & Fitch Company +            32,025
      600 Barnes & Noble, Inc. +                   12,375
      700 BJs Wholesale Club, Inc. +               25,550
      700 Borders Group, Inc. +                    11,244
      400 CDW Computer Centers, Inc. +             31,450
      500 Claire S Stores, Inc.                    11,188
      800 CompUSA, Inc. +                           4,100
      600 Dollar Tree Stores, Inc. +               29,062
    2,000 Family Dollar Stores, Inc.               32,625
      400 Hannaford Brothers Company               27,725
      500 Heilig-Meyers Company                     1,375
      300 Lands End, Inc. +                        10,425
      300 Micro Warehouse, Inc. +                   5,550
      400 Neiman Marcus Group, Inc.,
             Class A +                             11,175
      300 Payless Shoesource, Inc. +               14,100
      800 Ross Stores, Inc.                        14,350
      400 Ruddick Corporation                       6,200
    1,592 Saks, Inc. +                             24,775
    2,100 Starbucks Corporation +                  50,925
      600 Tiffany & Company                        53,550
      500 Williams-Sonoma, Inc. +                  23,000
                                              -----------
                                                  432,769
                                              -----------
     Savings and Loan -- 0.7%
      500 Astoria Financial Corporation            15,219
    1,300 Dime Bancorp, Inc.                       19,662
    2,500 Sovereign Bancorp, Inc.                  18,633
      800 TCF Financial Corporation                19,900
                                              -----------
                                                   73,414
                                              -----------
     Shipbuilding -- 0.1%
      300 Newport News Shipbuilding, Inc.           8,250
                                              -----------
     Steel -- 0.3%
      900 AK Steel Holding Corporation             16,987
      200 Carpenter Technology
             Corporation                            5,488
      200 Oregon Steel Mills, Inc.                  1,588
      200 Precision Castparts Corporation           5,250
                                              -----------
                                                   29,313
                                              -----------
     Telecommunications -- 1.4%
    2,400 Broadwing, Inc.                          88,500
      500 Telephone & Data Systems, Inc.           63,000
                                              -----------
                                                  151,500
                                              -----------
     Tire and Rubber -- 0.3%
      200 Bandag, Inc.                              5,000
      300 Carlisle Companies, Inc.                 10,800
      400 Lancaster Colony Corporation             13,250
                                              -----------
                                                   29,050
                                              -----------
     Tobacco -- 0.2%
    1,000 R.J. Reynolds Tobacco Holdings,
             Inc.                                  17,625
      300 Universal Corporation                     6,844
                                              -----------
                                                   24,469
                                              -----------
     Trucking and Freight Forwarding-- 0.8%
      400 Airbourne Freight Corporation             8,800
      400 Alexander & Baldwin, Inc.                 9,125
      200 Arnold Industries, Inc.                   2,812
      400 CNF Transportation, Inc.                 13,800
      300 Hunt (J.B.) Transport Services, Inc.      4,153
      300 Overseas Shipholding Group, Inc.          4,444
      400 Pittston Brinks Group                     8,800
      600 Swift Transportation Co., Inc. +         10,575
      500 Tidewater, Inc.                          18,000
                                              -----------
                                                   80,509
                                              -----------
     Utilities -- 5.1%
    1,100 Allegheny Energy, Inc.                   29,631
      700 Alliant Energy Corporation               19,250
      150 Black Hills Corporation                   3,328
      300 CMP Group, Inc.                           8,269
      875 Conectiv, Inc.                           14,711
    1,300 Energy East Corporation                  27,056
      300 Hawaiian Electric Industries, Inc.        8,663
      300 Idacorp, Inc.                             8,044
      600 Illinova Corporation                     20,850
    1,000 IPALCO Enterprises                       17,062
      600 Kansas City Power & Light
             Company                               13,238
    1,500 LG & E Energy Corporation                26,156
      500 Midamerica Energy Holdings
             Company                               16,844
      600 Minnesota Power & Light
             Company                               10,163
    1,000 Montana Power Company                    36,062
      500 New England Electric Systems             25,875
    1,400 NiSource, Inc.                           25,025
    1,500 Northeast Utilities                      30,844
      600 NSTAR                                    24,300
      700 OGE Energy Corporation                   13,300
    1,400 Potomac Electric Power
             Company                               32,112
      400 Public Service Company Nm                 6,500
      800 Puget Sound Energy, Inc.                 15,500
    1,200 Scana Corporation                        32,250
    1,500 Teco Energy, Inc.                        27,844
    1,050 Utilicorp United, Inc.                   20,409
    1,100 Wisconsin Energy Corporation             21,175
                                              -----------
                                                  534,461
                                              -----------
TOTAL COMMON STOCKS
   (Cost  $8,804,222)                           9,157,317
                                              -----------

Principal
Amount
---------
U.S. TREASURY BILLS -- 0.9%
   (Cost  $97,601)
$ 100,000 5.49% ++, due 06/22/2000**               97,601
                                              -----------

REPURCHASE AGREEMENT -- 11.4%
   (Cost $1,198,000)
1,198,000  Agreement with State Street
             Bank and Trust Company, 3.300%
             dated 12/31/1999, to be repurchased
             at $1,198,329 on 01/03/2000,
             collateralized by $1,195,000 U.S.
             Treasury Note, 6.625% maturing
             03/31/2002 (value $1,223,381)      1,198,000

OTHER INVESTMENTS**
   (Cost $35,956)                  0.3%            35,956
                                            -------------

TOTAL INVESTMENTS
   (Cost  $10,135,779*)           99.9%     $  10,488,874
OTHER ASSETS AND
LIABILITIES (Net)                  0.1              6,950
                                 -----      -------------
NET ASSETS                       100.0%     $  10,495,824
                                 =====      =============

----------
  * Aggregate cost for Federal tax purposes is $10,143,010.

 ** Securities pledged as collateral for futures contracts.

*** As of December 31, 1999, the market value of the securities on loan is $34,796. Collateral received for securities loaned of $34,956 is invested in State Street Navigator Securities Lending Trust-Prime Portfolio.

  + Non-income producing security.

 ++ Rate represents annualized yield at date of purchase.

  # Amount represents less than 0.1% of net assets.

Number of                                     Unrealized
Contracts                                    Appreciation
---------                                    ------------
FUTURES CONTRACTS-- LONG POSITION
     6  S&P Mid Cap 400 Index, March 2000       $65,765
                                                =======

           See Notes to Financial Statements.



Munder Institutional S&P SmallCap Index Equity Fund
  Portfolio of Investments, December 31, 1999

   Shares                                           Value
---------------------------------------------------------
COMMON STOCKS -- 99.4%
     Advertising -- 0.2%
    2,960 ADVO, Inc. +                      $      70,300
    6,900 HA-LO Industries, Inc. +                 51,750
                                            -------------
                                                  122,050
                                            -------------
     Aerospace and Defense -- 0.9%
    3,810 AAR Corporation                          68,342
    1,320 Alliant Techsystems, Inc. +              82,252
    2,110 Aviation Sales Company +                 34,815
    3,590 BE Aerospace, Inc. +                     30,291
    5,990 Gencorp, Inc.                            59,151
    5,310 Orbital Sciences Corporation +           98,567
    2,640 Scott Technologies, Inc. +               49,830
    3,800 Teledyne Technologies, Inc.              35,863
    1,010 Watkins Johnson Company                  40,400
                                            -------------
                                                  499,511
                                            -------------
     Agricultural Machinery -- 0.5%
    5,270 AptarGroup, Inc.                        132,409
    5,550 Delta & Pine Land Company                96,431
    1,830 Lindsay Manufacturing
             Company                               33,398
                                            -------------
                                                  262,238
                                            -------------
     Air Travel -- 0.5%
    2,560 Atlantic Coast Airlines Holdings,
             Inc. +                                60,800
    4,860 Mesa Air Group, Inc. +                   23,085
    1,990 Midwest Express Holdings,
             Inc. +                                63,431
    3,400 SkyWest, Inc.                            95,200
                                            -------------
                                                  242,516
                                            -------------
     Apparel and Textiles -- 1.4%
    1,160 Angelica Corporation                     11,310
    1,980 Ashworth, Inc. +                          8,168
    3,530 Cone Mills Corporation +                 15,885
    2,830 G & K Services                           91,621
    3,100 Guilford Mills, Inc.                     22,475
      930 Haggar Corporation                       10,579
    4,430 Hartmarx Corporation +                   17,997
    1,490 K-Swiss, Inc.                            27,681
    4,020 Kellwood Company                         78,139
    4,990 Nautica Enterprises, Inc. +              56,449
    1,940 Oshkosh B' Gosh, Inc.                    40,861
    1,030 Oxford Industries, Inc.                  20,407
    3,800 Phillips Van Heusen Corporation          31,588
    3,300 Quiksilver, Inc. +                       51,150
    6,570 Stride Rite Corporation                  42,705
    1,770 The Dixie Group, Inc.                    13,054
    3,060 Timberland Company +                    161,797
    5,860 Wolverine World Wide, Inc.               64,094
                                            -------------
                                                  765,960
                                            -------------
     Automobiles -- 0.4%
    2,960 Group 1 Automotive, Inc. +               41,255
    2,530 Simpson Industries, Inc.                 28,463
    1,830 Spartan Motors, Inc.                      8,006
    1,950 Standard Motor Products, Inc.            31,444
    3,330 Wabash National Corporation              49,950
    2,560 Wynns International, Inc.                36,160
                                            -------------
                                                  195,278
                                            -------------
     Automobile Parts and Equipment -- 1.8%
    3,470 Clarcor, Inc.                            62,460
    3,880 Copart, Inc. +                          168,780
    2,470 Discount Auto Parts, Inc. +              44,614
   10,350 Gentex Corporation +                    287,212
    1,670 Insurance Auto Auctions, Inc. +          26,303
    7,040 O'Reilly Automotive, Inc. +             151,360
    4,290 Standard Pacific Corporation             47,190
    2,960 TBC Corporation +                        18,500
    5,610 Tenneco Automotive, Inc.                 52,243
    6,680 Tower Automotive, Inc. +                103,123
                                            -------------
                                                  961,785
                                            -------------
     Banking and Financial Services -- 6.0%
   10,500 AmeriCredit Corporation +               194,250
    6,970 AMRESCO, Inc. +                           9,802
    3,520 Anchor Bancorp Wisconsin, Inc.           53,240
    3,250 Banknorth Group, Inc.                    86,937
    5,300 Billing Information Concepts
             Corporation +                         34,450
    3,730 Carolina First Bancshares                68,073
    3,930 Chittenden Corporation                  116,426
    3,920 Commerce Bancorp, Inc.                  158,515
    7,040 Community First Bankshares,
             Inc.                                 110,880
    7,550 Cullen Frost Bankers, Inc.              194,412
    1,830 Dain Rauscher Corporation                85,095
    5,430 Enhance Financial Services Group,
             Inc.                                  88,237
    3,970 First BanCorp                            82,378
    5,930 First Midwest Bancorp, Inc.             157,145
    7,117 Hudson United Bancorp                   181,928
    2,100 Investors Financial Services
             Corporation                           96,600
    3,470 Jefferies Group, Inc.                    76,340
    1,380 JSB Financial, Inc.                      71,588
    3,470 MAF Bancorp, Inc.                        72,653
    4,560 Premier Bancshares, Inc.                 62,130
    3,530 Provident Bankshares
             Corporation                           61,113
    3,070 Queens County Bancorp, Inc.              83,274
    3,940 Riggs National Corporation               51,959
    3,250 Silicon Valley Bancshares +             160,875
    5,290 Susquehanna Bancshares, Inc.             83,979
    7,570 TrustCo Bank Corporation NY             100,302
    2,550 U.S. Trust Corporation                  204,478
    6,040 United Bankshares, Inc.                 144,205
    6,120 UST Corporation                         194,310
    3,130 Whitney Holding Corporation             116,006
                                            -------------
                                                3,201,580
                                            -------------
     Broadcasting -- 0.1%
    7,230 General Communication, Inc. +            31,631
                                            -------------
     Building Construction -- 0.6%
    4,020 Apogee Enterprises, Inc.                 20,351
    9,090 D.R. Horton, Inc.                       125,556
    3,250 Hughes Supply, Inc.                      70,078
    7,420 Morrison Knudsen Corporation +           57,969
    3,880 Sturm Ruger & Company, Inc.              34,435
                                            -------------
                                                  308,389
                                            -------------
     Building Materials -- 1.3%
    3,100 ABM Industries, Inc.                     63,162
    1,830 Building Materials Holdings
             Corporation +                         18,758
      930 Butler Manufacturing Company             20,751
    2,450 Commonwealth Industries, Inc.            31,850
    2,690 Elcor Chemical Corporation               81,036
    2,770 Florida Rock Industries, Inc.            95,392
    3,530 Justin Industries, Inc.                  52,509
    1,530 Lawson Products, Inc.                    35,381
    1,800 Republic Group, Inc.                     27,225
    1,810 Simpson Manufacturing Company,
             Inc. +                                79,187
    2,230 TJ International, Inc.                   93,660
    2,060 U.S. Home Corporation +                  52,659
    2,840 Universal Forest Products, Inc.          41,890
                                            -------------
                                                  693,460
                                            -------------
     Business Services -- 6.8%
    2,760 Aaron Rents, Inc.                        48,990
    5,290 Bowne & Company, Inc.                    71,415
    2,550 Catalina Marketing
             Corporation +                        295,162
    5,280 Central Parking Corporation             100,980
    4,220 ChoicePoint, Inc. +                     174,602
    2,800 DBT Online, Inc. +                       68,250
      200 Express Scripts, Inc. +                  12,800
    1,980 Fair Issac & Company, Inc.              104,940
    2,830 Franklin Covey Company +                 21,225
    3,390 Gymboree Corporation +                   19,069
    4,350 Harland (John H.) Company                79,659
    3,930 Information Resources, Inc. +            36,353
    8,940 Interim Services, Inc. +                221,265
    4,590 Intervoice, Inc. +                      106,717
    1,830 Kronos, Inc. +                          109,800
    6,120 Labor Ready, Inc. +                      74,205
    3,050 MAXIMUS, Inc. +                         103,509
    2,830 Microage, Inc.                            9,905
    6,680 Paxar Corporation +                      56,363
    6,910 Profit Recovery Group
             International, Inc. +                183,547
    1,960 QRS Corporation +                       205,800
    4,170 Remedy Corporation +                    197,554
    5,470 RSA Security, Inc. +                    423,925
    2,420 SEI Investments Company                 288,018
    2,520 Service Experts, Inc. +                  14,648
   10,260 Snyder Communications, Inc.             197,505
    4,080 StaffMark, Inc. +                        30,855
    1,850 Stone & Webster, Inc.                    31,103
    5,440 Tetra Tech, Inc. +                       83,640
    3,790 The BISYS Group, Inc. +                 247,297
    2,330 URS Corporation +                        50,532
                                            -------------
                                                3,669,633
                                            -------------
     Chemicals -- 1.8%
    3,400 Cambrex Corporation                     117,087
    2,530 Chemfirst, Inc.                          55,344
    3,270 Geon Company                            106,275
    3,240 Lilly Industrial, Inc.                   43,538
    4,710 Macdermid, Inc.                         193,404
    1,510 McWhorter Technologies, Inc. +           24,160
    3,650 Mississippi Chemical
             Corporation                           22,584
    3,470 Om Group, Inc.                          119,498
    5,990 Omnova Solutions, Inc.                   46,422
    1,140 Penford Corporation                      19,665
    1,170 Quaker Chemical                          16,673
    4,140 Scotts Company +                        166,635
    2,230 WD-40 Company                            49,339
                                            -------------
                                                  980,624
                                            -------------
     Commercial Services -- 0.8%
    5,550 Harbinger Corporation +                 176,559
    3,100 Kroll-O'Gara Company +                   51,150
    2,660 Lason Holdings, Inc. +                   29,260
    3,100 NFO Worldwide, Inc. +                    69,363
    3,130 Pre-Paid Legal Services, Inc. +          75,120
                                            -------------
                                                  401,452
                                            -------------
     Communication Equipment -- 1.5%
    7,240 CommScope, Inc. +                       291,862
    2,380 Plantronics, Inc. +                     170,319
    2,810 Powerwave Technologies, Inc. +          164,034
    1,670 Proxim, Inc. +                          183,700
                                            -------------
                                                  809,915
                                            -------------
     Communication Services -- 1.8%
    2,300 Adaptive Broadband
             Corporation +                        169,769
    6,910 Aspect Communications
             Corporation +                        270,354
    7,550 Brightpoint, Inc. +                      99,094
      790 Centigram Communications
             Corporation +                         13,232
    3,300 Pinnacle Systems, Inc. +                134,269
    6,820 True North Communications               304,768
                                            -------------
                                                  991,486
                                            -------------
     Computers and Business Equipment -- 2.1%
    5,790 American Management Systems,
             Inc. +                               181,661
    3,960 Auspex Systems, Inc.                     40,590
    2,210 Digi International, Inc. +               23,067
    3,310 Exabyte Corporation +                    24,825
    3,100 Gerber Scientific, Inc.                  68,006
    3,730 Insight Enterprises, Inc. +             151,531
    7,770 Komag, Inc. +                            24,281
    4,580 National Computer Systems, Inc.         172,323
    2,330 Standard Microsystems
             Corporation +                         25,193
    2,250 Telxon Corporation                       36,000
    2,120 Volt Information Sciences, Inc. +        50,615
    4,080 Xircom, Inc. +                          306,000
                                            -------------
                                                1,104,092
                                            -------------
     Computer Hardware, Software or Services -- 11.2%
    3,120 Analysts International
             Corporation                           39,000
    3,040 Apex, Inc. +                             98,040
    3,500 Aspen Technology, Inc. +                 92,531
    3,470 Avid Technology, Inc. +                  45,327
    1,980 BARRA, Inc. +                            62,865
    2,620 Black Box Corporation +                 175,540
    4,850 Cerner Corporation +                     95,484
    8,450 Ciber, Inc. +                           232,375
    3,440 Clarify, Inc. +                         433,440
    3,050 Computer Task Group, Inc.                45,178
    1,990 Concord Communications, Inc. +           88,306
    1,800 Cybex Computer Products
             Corporation +                         72,900
    2,340 Cyrk, Inc. +                             27,788
    5,840 Epicor Software Corporation +            29,565
    2,230 Factset Research Systems, Inc.          177,564
    4,700 Filenet Corporation +                   119,850
    2,200 Great Plains Software, Inc.             164,450
    2,810 Henry Jack & Associates, Inc.           150,862
    3,580 HNC Software, Inc. +                    378,585
    3,600 Hutchinson Technology, Inc. +            76,500
    4,340 Hyperion Solutions
             Corporation +                        188,790
    6,530 InaCom Corporation +                     47,751
    3,620 Insituform Technologies, Inc. +         102,265
    3,740 Inter-Tel, Inc.                          93,500
    7,030 Macromedia, Inc. +                      514,069
    5,530 Mercury Interactive
             Corporation +                        596,894
    2,250 MICROS Systems, Inc. +                  166,500
    7,110 National Instruments
             Corporation +                        271,957
    2,390 Progress Software Corporation +         135,633
    3,100 Project Software & Development,
             Inc. +                               172,050
    7,000 Read Rite Corporation +                  33,250
    6,090 Technology Solutions
             Company +                            199,448
    4,320 Verity, Inc. +                          183,870
    4,320 Visio Corporation +                     205,200
    7,980 Whittman-Hart, Inc. +                   427,927
    2,120 ZixIt Corporation +                      84,005
                                            -------------
                                                6,029,259
                                            -------------
     Conglomerates -- 0.1%
    3,430 Triarc Companies, Inc. +                 63,026
                                            -------------
     Construction and Mining Equipment -- 0.5%
    2,670 CDI Corporation +                        64,414
    3,360 Kaman Corporation                        43,260
    2,120 Material Sciences Corporation +          21,598
    3,050 Regal Beloit Corporation                 62,906
    3,280 Valmont Industries, Inc.                 52,685
                                            -------------
                                                  244,863
                                            -------------
     Contract Sales and Research Organizations -- 0.1%
    3,400 Pharmaceutical Product
             Development, Inc. +                   40,375
                                            -------------
     Diversified Industrial -- 1.1%
    3,880 AMCOL International
             Corporation                           62,565
    2,400 Esterline Technologies
             Corporation +                         27,750
    5,751 Friede Goldman Halter, Inc. +            39,898
    4,420 Griffon Corporation +                    34,531
    6,280 JLG Industries, Inc.                    100,087
    6,300 MascoTech, Inc.                          79,931
    4,220 Roper Industries, Inc.                  159,569
    1,830 SPS Technologies, Inc. +                 58,446
                                            -------------
                                                  562,777
                                            -------------
     Drugs and Health Care -- 8.7%
    6,350 Alliance Pharmaceutical
             Corporation +                         46,831
    4,290 Alpharma, Inc.                          131,917
    3,330 Barr Laboratories, Inc. +               104,479
    7,520 Bio Technology General
             Corporation +                        114,680
    3,330 Biomatrix, Inc. +                        64,103
    4,640 Cephalon, Inc. +                        160,370
    1,530 Chemed Corporation                       43,796
    1,980 Cooper Companies, Inc.                   59,648
    3,490 Cor Therapeutics, Inc. +                 93,794
    8,380 Coventry Health Care, Inc. +             56,565
    3,470 Cygnus, Inc. +                           63,328
    6,280 Dura Pharmaceuticals, Inc. +             87,527
    3,600 Enzo Biochem, Inc. +                    162,225
    6,860 Genesis Health Ventures, Inc. +          14,149
    6,080 IDEC Pharmaceuticals
             Corporation +                        597,360
    5,290 Idexx Laboratories, Inc. +               85,301
    3,600 Immune Response Corporation +            15,638
    4,130 Incyte Pharmacuticals, Inc. +           247,800
    4,350 Invacare Corporation                     87,272
    6,150 Jones Medical Industries, Inc.          267,141
    5,570 Liposome, Inc. +                         67,971
    4,580 Magellan Health Services, Inc. +         28,911
    4,140 Medicis Pharmaceutical
             Corporation +                        176,209
    3,380 Mentor Corporation                       87,246
    2,410 Natures Sunshine Products, Inc.          19,280
    9,600 NBTY, Inc. +                            111,000
    2,820 NCS HealthCare, Inc. +                    6,786
    4,720 North American Vaccine, Inc. +           21,240
    2,970 Noven Pharmaceuticals, Inc. +            53,831
    4,230 Organogenesis, Inc. +                    36,748
    6,840 Orthodontic Centers America,
             Inc. +                                81,652
    1,990 Osteotech, Inc. +                        26,616
    4,720 Owens & Minor, Inc.                      42,185
    3,510 PAREXEL International
             Corporation +                         41,462
    4,860 Patterson Dental Company +              207,157
    2,230 Pediatrix Medical Group, Inc. +          15,610
    2,930 Primark Corporation +                    81,491
    6,980 Prime Hospitality Corporation +          61,511
    2,560 Protein Design Laboratories,
             Inc. +                               179,200
    4,360 Regeneron Pharmaceuticals,
             Inc. +                                55,590
    6,390 Renal Care Group, Inc. +                149,366
    4,330 Respironics, Inc. +                      34,505
    2,100 Rural/Metro Corporation +                 8,991
    3,880 Sierra Health Services, Inc. +           25,948
    1,390 Spacelabs, Inc. +                        25,802
    6,680 Summit Technology, Inc. +                78,072
    3,100 Sunrise Medical, Inc. +                  19,181
    1,800 Syncor International
             Corporation +                         52,425
    2,970 Ultratech Stepper, Inc. +                47,891
    4,270 Universal Health Services, Inc. +       153,720
    3,730 Vertex Pharmaceuticals, Inc. +          130,550
    1,820 Vital Signs, Inc.                        41,633
                                            -------------
                                                4,673,704
                                            -------------
     Electric Utilities -- 1.0%
      940 Bangor Hydro Electric Company            15,334
    1,670 Central Vermont Public Service           17,744
    2,480 CH Energy Group, Inc. +                  81,840
    2,830 Eastern Utilities Associates             85,784
      670 Green Mountain Power
             Corporation                            4,983
    3,340 NorthWestern Corporation                 73,480
    2,840 Public Service Company North
             Carolina, Inc.                        91,768
    1,960 TNP Enterprises, Inc.                    80,850
    1,990 United Illuminating Company             102,236
                                            -------------
                                                  554,019
                                            -------------
     Electrical Equipment -- 3.8%
    5,150 Anixter International, Inc. +           106,219
    5,160 Baldor Electric Company                  93,525
    2,790 Barnes Group, Inc.                       45,512
    3,380 Belden, Inc.                             70,980
    2,260 Benchmark Electronics, Inc. +            51,839
    7,835 Burr-Brown Corporation +                283,039
    1,940 C&D Technologies, Inc.                   82,450
    5,810 C-Cube Microsystems, Inc. +             361,672
    3,930 Cable Design Technologies
             Corporation +                         90,390
    3,470 Coherent, Inc. +                         92,822
    3,110 Helix Technology Corporation            139,367
    1,820 Intermagnetics General
             Corporation                           15,925
    4,030 Kent Electrical Corporation +            91,683
    2,540 Oak Industries, Inc. +                  269,557
    1,530 Park Electrochemical
             Corporation                           40,641
    2,110 Symmetricom, Inc. +                      20,968
    2,260 Technitrol, Inc.                        100,570
    2,340 Thomas Industries, Inc.                  47,824
    4,060 Watsco, Inc.                             46,944
                                            -------------
                                                2,051,927
                                            -------------
     Electronics -- 9.2%
    2,690 Alpha Industries, Inc. +                154,171
    2,600 American Xtal Technology,
             Inc. +                                45,337
    1,840 Analogic Corporation                     60,720
    5,310 Artesyn Technologies, Inc. +            111,510
    3,800 BMC Industries, Inc.                     18,525
    2,110 C Cor Electronics, Inc. +               161,679
    4,320 Checkpoint Systems, Inc. +               44,010
    4,010 CTS Corporation                         302,254
    4,160 Dallas Semiconductor
             Corporation                          268,060
    9,770 Digital Microwave Corporation +         228,984
    3,110 Dionex Corporation +                    128,093
    1,850 Electro Scientific Industries,
             Inc. +                               135,050
    2,800 Electroglas, Inc. +                      71,050
    2,970 Etec Systems, Inc. +                    133,279
    5,280 General Semiconductor, Inc. +            74,910
    1,970 Hadco Corporation +                     100,470
    1,660 Harmon Industries, Inc.                  20,127
    7,230 Input/Output, Inc. +                     36,602
    7,380 International Rectifier
             Corporation +                        191,880
    2,110 Itron, Inc. +                            12,924
    5,680 Kemet Corporation +                     255,955
    3,250 Kulicke & Soffa Industries,
             Inc. +                               138,328
    6,810 Lattice Semiconductor
             Corporation +                        320,921
    5,130 Methode Electrics, Inc.                 164,801
    5,850 Micrel, Inc. +                          333,084
    2,960 Network Equipment
             Technologies +                        34,965
    9,090 P-COM, Inc. +                            80,390
    3,470 Photronic, Inc. +                        99,329
    5,830 Picturetel Corporation +                 25,142
    3,890 Pioneer-Standard Electronics,
             Inc.                                  56,162
    2,410 Plexus Corporation +                    106,040
   10,910 S3, Inc. +                              126,147
    4,730 Silicon Valley Group, Inc. +             83,957
    5,140 SLI, Inc. +                              69,711
    1,773 Three-Five Systems, Inc. +               72,707
    2,840 Titan International, Inc.                18,460
    3,120 Trimble Navigation Ltd. +                67,470
    4,520 Valence Technology, Inc. +               85,880
    5,870 Vicor Corporation +                     237,735
    4,360 Zebra Technologies
             Corporation +                        255,060
                                            -------------
                                                4,931,879
                                            -------------
     Entertainment -- 0.4%
    1,810 Anchor Gaming +                          78,622
    5,430 Midway Games, Inc. +                    129,980
                                            -------------
                                                  208,602
                                            -------------
     Food and Beverage -- 1.7%
    1,530 Agribrands International, Inc. +         70,380
    2,530 Canandaigua Wine, Inc. +                129,030
    9,450 Chiquita Brands International,
             Inc.                                  44,888
    1,160 Coca-Cola Bottling Company               54,955
    5,300 Corn Products International, Inc.       173,575
    6,020 Earthgrains Company                      97,072
    2,250 Ionics, Inc. +                           63,281
    1,170 J&J Snack Foods Corporation +            23,985
    1,690 Nash Finch Company                       10,774
    4,430 Ralcorp Holdings, Inc. +                 88,323
    6,490 Smithfield Foods, Inc. +                155,760
    1,760 Taco Cabana, Inc. +                      14,300
                                            -------------
                                                  926,323
                                            -------------
     Food Distribution -- 0.3%
    2,820 Michael Foods, Inc.                      69,442
    1,970 Performance Food Group
             Company +                             48,019
    2,540 United Natural Foods, Inc. +             30,480
                                            -------------
                                                  147,941
                                            -------------
     Health Management Systems-- 0.3%
    4,860 National Data Corporation               164,936
                                            -------------
     Homebuilders -- 0.5%
    6,750 Champion Enterprises, Inc. +             57,797
    3,110 M.D.C. Holdings, Inc.                    48,788
    2,110 Ryland Group, Inc.                       48,662
    1,720 Southern Energy Homes, Inc. +             4,031
    5,180 Toll Brothers, Inc. +                    96,478
                                            -------------
                                                  255,756
                                            -------------
     Hotels and Restaurants -- 1.8%
    3,950 Applebee's International, Inc.          116,525
    6,200 Aztar Corporation +                      67,425
    3,790 CEC Entertainment, Inc. +               107,541
    2,920 Cheesecake Factory +                    102,200
    7,400 CKE Restaurants, Inc.                    43,475
    4,237 Consolidated Products, Inc.              42,900
    2,810 IHOP Corporation +                       46,892
    5,440 Jack in the Box, Inc. +                 112,540
    3,430 Landry's Seafood Restaurants,
             Inc. +                                29,798
    3,110 Luby's Cafeterias, Inc.                  35,376
    4,300 Marcus Corporation                       57,781
    1,720 Panera Bread Company +                   13,330
    4,490 Ruby Tuesday, Inc.                       81,662
    5,190 Ryans Family Steak Houses,
             Inc. +                                44,115
    2,560 Sonic Corporation +                      72,960
    3,330 TCBY Enterprises, Inc.                   12,696
                                            -------------
                                                  987,216
                                            -------------
     Household Appliances and Home Furnishings --
       1.3%
    1,830 Bassett Furniture Industries, Inc.       29,280
    5,850 Ethan Allen Interiors, Inc.             187,566
    5,150 Fedders USA, Inc.                        28,325
    2,520 Harman International Industries,
             Inc.                                 141,435
    7,440 Interface, Inc.                          42,780
    7,400 La-Z-Boy, Inc.                          124,412
    2,360 Libbey, Inc.                             67,850
      940 National Presto Industries, Inc.         33,370
    1,990 Pillowtex Corporation                    12,313
    2,540 Royal Appliance Manufacturing
             Company +                             12,382
    2,070 USA Detergents, Inc. +                    5,693
                                            -------------
                                                  685,406
                                            -------------
     Industrial Machinery -- 1.8%
    3,240 A.O. Smith Corporation                   70,875
    5,950 Cognex Corporation +                    232,050
    1,990 Flow International Corporation +         22,636
    2,110 Gardner Denver, Inc. +                   35,211
    2,820 Graco, Inc.                             101,167
    4,290 IDEX Corporation                        130,309
    3,750 Manitowoc, Inc.                         127,500
    1,680 Robbins & Myers, Inc.                    38,010
    2,650 Specialty Equipment Companies,
             Inc. +                                63,434
    4,280 SpeedFam-IPEC, Inc. +                    55,372
    1,940 Standex International
             Corporation                           40,619
    3,670 Watts Industries, Inc.                   54,133
    2,960 X-Rite, Inc.                             18,500
                                            -------------
                                                  989,816
                                            -------------
     Insurance -- 2.2%
    2,540 Arthur J. Gallagher & Company           164,465
    2,838 Delphi Financial Group, Inc.             85,140
    1,850 E.W. Blanch Holdings, Inc.              113,312
    4,130 Fidelity National Financial, Inc.        59,369
    9,230 First American Financial
             Corporation                          114,798
   10,020 Fremont General Corporation              73,897
    5,000 Frontier Insurance Group, Inc.           17,188
    1,850 Hilb, Rogal and Hamilton
             Company                               52,263
    6,250 Mutual Risk Management Ltd.             105,078
    5,290 Radian Group, Inc.                      252,597
    3,820 Selective Insurance Group, Inc.          65,656
    2,550 Trenwick Group, Inc.                     43,191
    2,400 Zenith National Insurance
             Corporation                           49,500
                                            -------------
                                                1,196,454
                                            -------------
     Investment Companies -- 0.7%
    5,140 Eaton Vance Corporation                 195,320
    3,860 Pioneer Group, Inc.                      60,795
    6,710 Raymond James Financial, Inc.           125,393
                                            -------------
                                                  381,508
                                            -------------
     Leisure Time -- 0.5%
    2,490 Action Performance Companies,
             Inc. +                                28,635
    1,690 Carmike Cinemas, Inc. +                  13,203
    1,150 GC Companies +                           29,756
    3,750 Hollywood Park, Inc. +                   84,141
    2,470 K2, Inc.                                 18,834
    4,590 Players International, Inc. +            37,724
    2,550 THQ, Inc. +                              59,128
                                            -------------
                                                  271,421
                                            -------------
     Machinery -- 0.2%
    3,060 Applied Industrial Technologies,
             Inc.                                  50,873
    2,670 Astec Industries, Inc. +                 50,229
                                            -------------
                                                  101,102
                                            -------------
     Machinery -- Tools -- 0.5%
    5,570 Applied Power, Inc.                     204,698
    1,840 Toro Company                             68,655
                                            -------------
                                                  273,353
                                            -------------
     Medical Instruments and Supplies -- 1.8%
    2,830 ADAC Laboratories +                      30,422
    4,860 Bindley Western Industries, Inc.         73,204
    2,200 CONMED Corporation +                     56,925
    2,220 Datascope Corporation                    88,800
    1,970 Diagnostic Products Corporation          48,265
    2,660 Hanger Orthopedic Group +                26,600
    2,120 Hologic, Inc. +                          12,190
    3,190 Priority Healthcare Corporation +        92,311
    2,100 ResMed, Inc. +                           87,675
    3,600 Sola International, Inc. +               49,950
    2,800 Techne Corporation +                    154,175
    4,290 Theragenics Corporation +                38,878
    4,430 Varian Medical Systems, Inc.            132,069
    2,400 Wesley Jessen VisionCare, Inc. +         90,900
                                          ---------------
                                                  982,364
                                          ---------------
     Medical Services -- 1.2%
    3,080 Advance Paradigm, Inc. +                 66,412
    8,010 Advanced Tissue Sciences, Inc. +         20,025
    1,510 Curative Health Services, Inc. +         11,703
    5,560 Dendrite International, Inc. +          188,345
    4,060 Hooper Holmes, Inc.                     104,545
    3,610 Laser Vision Centers, Inc. +             38,131
    5,150 MedQuist, Inc. +                        132,934
   12,340 US Oncology, Inc. +                      60,929
                                          ---------------
                                                  623,024
                                          ---------------
     Mining -- 0.5%
    2,260 Brush Wellman, Inc.                      37,996
    3,050 Pittston Company                         32,406
    5,420 Stillwater Mining Company +             172,763
                                           --------------
                                                  243,165
                                           --------------
    Mobile Homes -- 0.5%
    2,180 Coachmen Industries, Inc.                32,973
    2,760 Monaco Coach Corporation +               70,552
    6,700 Oakwood Homes Corporation                21,356
    1,370 Skyline Corporation                      32,195
    1,720 Thor Industries, Inc.                    52,353
    3,100 Winnebago Industries, Inc.               62,194
                                            -------------
                                                  271,623
                                            -------------
     Non-Ferrous Metals -- 0.3%
    4,190 Coeur D'Alene Mines
             Corporation +                         14,403
    2,100 Commercial Metals Company                71,269
    2,270 Imco Recycling, Inc.                     28,659
    3,040 RTI International Metals, Inc. +         22,800
    1,860 Wolverine Tube, Inc. +                   26,272
                                            -------------
                                                  163,403
                                            -------------
     Office Furnishings and Supplies -- 0.6%
    2,370 A.T. Cross Company +                     10,665
      790 Nashua Corporation +                      5,925
    1,890 New England Business Service,
             Inc.                                  46,187
    4,800 United Stationers, Inc.                 137,100
    3,120 W.H. Brady Company                      105,885
                                            -------------
                                                  305,762
                                            -------------
     Oil and Gas -- 4.2%
    4,450 Atmos Energy Corporation                 90,947
    4,710 Barrett Resources Corporation +         138,651
    4,290 Benton Oil & Gas Company +                8,312
    3,500 Cabot Oil & Gas Corporation              56,219
    1,650 Cascade Natural Gas Corporation          26,606
    1,530 Connecticut Energy Corporation           59,479
    6,960 Cross Timbers Oil Company                63,075
    4,300 Energen Corporation                      77,669
    2,760 HS Resources, Inc. +                     47,610
    2,620 New Jersey Resources
             Corporation                          102,344
    5,970 Newfield Exploration
             Company +                            159,697
    3,610 Northwest Natural Gas Company            79,194
    3,410 Oceaneering International, Inc. +        50,937
    5,850 Philadelphia Suburban
             Corporation                          121,022
    4,350 Piedmont Natural Gas, Inc.              131,587
    2,490 Plains Resources, Inc. +                 31,125
    5,720 Pogo Producing Company                  117,260
    8,560 Pride International, Inc. +             125,190
    2,960 Remington Oil & Gas
             Corporation +                         11,470
    3,390 Seitel, Inc.                             22,883
    6,858 Southern Union Company                  131,159
    4,440 Southwest Gas Corporation               102,120
    3,600 Southwestern Energy Company              23,625
    1,660 St. Mary Land & Exploration
             Company                               41,085
    2,540 Stone Energy Corporation +               90,487
    6,290 Tuboscope Vetco International
             Corporation +                         99,854
    8,910 Vintage Petroleum, Inc.                 107,477
    5,410 Wicor, Inc.                             157,904
                                            -------------
                                                2,274,988
                                            -------------
     Oil Equipment and Services -- 0.6%
    1,900 Atwood Oceanics, Inc. +                  73,388
    2,300 Cal Dive International, Inc. +           76,187
    2,400 Dril-Quip, Inc. +                        72,900
    1,510 SEACOR SMIT, Inc. +                      78,142
                                            -------------
                                                  300,617
                                            -------------
    Paper -- 0.5%
    5,030 Buckeye Technologies, Inc. +             74,821
    3,710 Caraustar Industries, Inc.               89,040
    2,340 Lydall, Inc. +                           15,503
    2,110 Pope & Talbot, Inc.                      33,760
    4,010 Shorewood Packaging
             Corporation +                         75,939
                                            -------------
                                                  289,063
                                            -------------
    Photography -- 0.1%
    1,310 CPI Corporation                          29,557
    2,200 Innovex, Inc.                            20,625
                                            -------------
                                                   50,182
                                            -------------
     Plastics -- 0.2%
    5,300 Tredegar Industries, Inc.               109,644
                                            -------------
     Pollution Control -- 0.0% #
    1,960 Tetra Technologies, Inc. +               14,210
                                            -------------
     Printing -- 0.6%
    7,970 Valassis Communications, Inc. +         336,732
                                            -------------
     Publishing -- 0.1%
    2,340 Consolidated Graphics, Inc. +            34,954
    2,340 Gibson Greetings, Inc. +                 20,987
    1,990 Nelson Thomas, Inc.                      18,407
                                            -------------
                                                   74,348
                                            -------------
     Railroads -- 0.0% #
    1,380 Railtex, Inc. +                          24,668
                                            -------------
     Recreation -- 0.5%
    3,740 Arctic Cat, Inc.                         37,400
    1,520 Huffy Corporation                         7,980
    3,510 Polaris Industries, Inc.                127,238
    2,840 Russ Berrie & Company, Inc.              74,550
                                            -------------
                                                  247,168
                                            -------------
     Retail -- 4.4%
    3,600 99 Cents Only Stores +                  137,700
    4,050 Ames Department Stores, Inc. +          116,691
    4,560 AnnTaylor Stores Corporation +          157,035
    5,170 Bombay, Inc. +                           23,265
    2,630 Books A Million, Inc. +                  21,862
    2,540 Brown Shoe Company, Inc.                 35,877
    3,530 Cash America International, Inc.         34,417
    3,670 Cato Corporation                         46,334
    2,830 Cost Plus, Inc. +                       100,819
      790 Damark International, Inc. +             12,443
    2,400 Department 56, Inc. +                    54,300
    1,970 Enesco Group, Inc.                       21,793
    2,970 Footstar, Inc. +                         90,585
    4,590 Fossil, Inc. +                          106,144
    4,740 Goody's Family Clothing, Inc. +          25,477
    1,830 Gottschalks, Inc. +                      13,611
    2,680 Hancock Fabrics, Inc.                     8,375
    1,980 J. Baker, Inc.                           11,880
    3,590 Jan Bell Marketing, Inc. +               10,321
    2,640 Jo-Ann Stores, Inc. +                    29,700
    1,380 Lillian Vernon Corporation               15,353
    5,590 Linens 'N Things, Inc. +                165,604
    4,060 Michaels Stores, Inc. +                 115,710
    4,340 Pacific Sunwear of California +         138,337
   13,890 Pier 1 Imports, Inc.                     88,549
    5,560 Regis Corporation                       104,945
    4,400 Shopko Stores, Inc. +                   101,200
    6,300 Stein Mart, Inc. +                       35,831
    1,050 Swiss Army Brands, Inc. +                 7,481
    2,810 The Dress Barn +                         46,716
    5,990 The Men's Wearhouse, Inc. +             175,956
    4,590 The Sports Authority, Inc. +              9,180
    2,070 The Wet Seal, Inc. +                     25,358
    5,070 Zale Corporation +                      245,261
                                            -------------
                                                2,334,110
                                            -------------
    Retail Grocery -- 0.6%
    7,520 Casey's General Stores, Inc.             78,490
    5,560 Fleming Companies, Inc.                  56,990
    3,660 Whole Foods Market, Inc. +              169,732
                                            -------------
                                                  305,212
                                            -------------
     Savings and Loan -- 0.8%
    4,050 Centura Banks, Inc.                     178,706
    8,340 Commercial Federal Corporation          148,556
    3,930 Downey Financial Corporation             79,337
                                            -------------
                                                  406,599
                                            -------------
    Steel -- 1.1%
    1,170 Amcast Industrial Corporation            19,159
    4,290 Birmingham Steel Corporation             22,791
    1,980 Castle A M Company                       23,265
    1,250 Insteel Industries, Inc.                 11,328
    3,520 Intermet Corporation                     40,920
    5,040 Mueller Industries, Inc. +              182,700
    1,990 Quanex Corporation                       50,745
    4,020 Reliance Steel & Aluminum
             Company                               94,219
    1,660 Steel Technologies, Inc.                 24,070
    2,950 Texas Industries, Inc.                  125,559
    2,030 WHX Corporation +                        18,270
                                            -------------
                                                  613,026
                                            -------------
     Telecommunications -- 0.7%
    4,010 Allen Group, Inc. +                      46,366
    3,730 Dycom Industries, Inc. +                164,353
    9,270 TALK.com, Inc. +                        164,542
                                            -------------
                                                  375,261
                                            -------------
     Tire and Rubber -- 0.3%
    2,750 Myers Industries, Inc.                   43,313
    8,140 Safeskin Corporation +                   98,697
                                            -------------
                                                  142,010
                                            -------------
    Tobacco -- 0.1%
    6,390 Dimon, Inc.                              20,767
    2,340 Schweitzer-Mauduit International,
             Inc.                                  31,444
                                            -------------
                                                   52,211
                                            -------------
     Trucking and Freight Forwarding -- 2.8%
    4,850 Air Express International
             Corporation                          156,716
    4,590 American Freightways
             Corporation +                         74,301
    2,900 Arkansas Best Corporation +              34,800
    4,100 Eagle USA Airfreight, Inc. +            176,812
    7,120 Expeditores International, Inc.         311,945
    5,270 Fritz Companies, Inc. +                  55,335
    2,260 Frozen Food Express Industries,
             Inc.                                   8,758
    4,310 Heartland Express, Inc. +                67,882
    3,390 Kirby Corporation +                      69,495
    1,310 Landstar Systems, Inc. +                 56,084
    1,820 M.S. Carriers, Inc. +                    43,453
    2,960 Offshore Logistics, Inc. +               27,750
    8,110 Rollins Truck Leasing
             Corporation                           96,813
    3,670 US Freightways Corporation              175,701
    6,710 Werner Enterprises, Inc.                 94,359
    3,600 Yellow Corporation +                     60,525
                                            -------------
                                                1,510,729
                                            -------------
     Utilities -- Water -- 0.5%
    1,170 American States Water Company            42,120
    1,670 Aquarion Company                         61,790
    5,560 United Water Resources, Inc.            190,083
                                            -------------
                                                  293,993
                                            -------------
TOTAL COMMON STOCKS
   (Cost  $49,526,923)                         53,327,375
                                            -------------

REPURCHASE AGREEMENT-- 1.8%
   (Cost  $985,000)
 $985,000 Agreement with State Street Bank
            and Trust Company, 3.300% dated
            12/31/1999, to be repurchased
            at $985,271 on 01/03/2000,
            collateralized by $985,000 U.S.
            Treasury Note, 6.250% maturing
            02/28/2002 (values $1,004,700) $      985,000
                                           --------------
TOTAL INVESTMENTS
   (Cost  $50,511,923*)            101.2%      54,312,375
OTHER ASSETS AND
LIABILITIES (Net)                   (1.2)        (657,700)
                                   -----    -------------
NET ASSETS                         100.0%   $  53,654,675
                                   =====    =============

----------
  * Aggregate cost for Federal tax purposes is $50,517,122.

  + Non-income producing security.

  # Amount represents less than 0.1% of net assets.

           See Notes to Financial Statements.





Munder Institutional Money Market Fund
  Portfolio of Investments, December 31, 1999

                                                                               Rating (Unaudited)
        Principal                                                           ---------------------
          Amount                                                                S&P        Moody's             Value
------------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 19.5%
      $5,000,000     Barclays Bank Plc
                        5.610% due 06/14/2000+                              A-1+/AA        P1/Aa2        $     4,999,133
       5,000,000     Deutsche Bank AG
                        5.150% due 03/17/2000+                              A1+/AA         P1/Aa3              5,000,000
       5,000,000     Rabobank Nederland
                        5.350% due 05/22/2000+                              A1+/AAA        P1/Aaa              5,000,000
       5,000,000     Societe Generale
                        5.300% due 03/03/2000+                              A1+/AA-        P1/Aa3              5,000,000
                                                                                                         ---------------
TOTAL CERTIFICATE OF DEPOSIT
     (Cost $19,999,133)                                                                                       19,999,133
                                                                                                         ---------------
COMMERCIAL PAPER -- 48.6%
       5,000,000     Blue Ridge Asset Funding
                        6.500% due 01/18/2000+                              A1/NR          P1/NR               4,984,653
       5,000,000     Falcon Asset Securitization
                        6.000% due 01/10/2000+                              A1/NR          P1/NR               4,992,500
       5,000,000     Finova Capital Corporation
                        6.579% due 02/22/2000++, +++                        A2/A-          P2/Baa1             5,000,000
       5,000,000     International Lease Finance Corporation
                        4.920% due 02/07/2000+                              A1+/A+         P1/A1               4,974,717
       5,000,000     Lexington Parker Capital Corporation
                        5.880% due 02/11/2000+, +++                         A1/NR          NR/NR               4,966,517
       5,000,000     Liberty Street Funding Corporation
                        6.300% due 01/11/2000+                              A1/NR          P1/NR               4,991,250
       5,000,000     Moat Funding LLC
                        6.000% due 01/21/2000+, +++                         NR/NR          P1/NR               4,983,333
       5,000,000     Preferred Receivables Funding Co.
                        6.400% due 01/12/2000+                              A1+/NR         P1/NR               4,990,222
       5,000,000     Receivables Funding Corporation
                        6.020% due 02/01/2000+                              A1/NR          P1/NR               4,974,081
       5,000,000     Sony Capital Corporation
                        5.830% due 01/31/2000+                              A1/A+          P1/Aa3              4,975,708
                                                                                                         ---------------
TOTAL COMMERCIAL PAPER
     (Cost $49,832,981)                                                                                       49,832,981
                                                                                                         ---------------
CORPORATE NOTES -- 19.5%
       5,000,000     Fleet National Bank
                        5.040% due 03/15/2000++                             A1/A           P1/A2               4,999,604
       5,000,000     GTE Corporation
                        6.155% due 06/12/2000++, +++                        A1/A           P2/Baa1             4,998,567
       5,000,000     Household Finance Corporation
                        5.220% due 09/14/2000++                             A1/A           P1/A2               4,997,893
       5,000,000     Keycorp
                        6.423% due 10/23/2000++                             A2/A-          P1/A2               5,000,000
                                                                                                         ---------------
TOTAL CORPORATE NOTES
     (Cost $19,996,064)                                                                                       19,996,064
                                                                                                         ---------------
  Principal
    Amount
  ---------
REPURCHASE AGREEMENTS -- 11.8%
  $  2,127,066     Agreement with Lehman Brothers, 3.000%
                     dated 12/31/1999, to be repurchased at
                     $2,127,598 on 01/03/2000, collateralized by
                     $2,155,000 U.S. Treasury Note, 5.500%
                     maturing 08/31/2001 (value $2,171,150)                                                    2,127,066
    10,000,000     Agreement with Salomon Brothers, 5.000%
                     dated 12/31/1999, to be repurchased at
                     $10,004,167 on 01/03/2000, collateralized by
                     $10,330,000 Yorkshire Bldg. Society, 4.200%
                     maturing 03/23/2000 (value $10,200,789)                                                  10,000,000
                                                                                                         ---------------
TOTAL REPURCHASE AGREEMENTS
     (Cost $12,127,066)                                                                                       12,127,066
                                                                                                         ---------------
TOTAL INVESTMENTS (Cost $101,955,244*)                                                       99.4%           101,955,244
OTHER ASSETS AND LIABILITIES (Net)                                                            0.6                580,249
                                                                                            -----        ---------------
NET ASSETS                                                                                  100.0%       $   102,535,493
                                                                                            =====        ===============

--------------------
  * Aggregate cost for Federal tax purposes.

  + Rate represents annualized yield at date of purchase.

 ++ Variable rate security. The interest rate shown reflects the rate currently in effect.

+++ These securities have either a F1 rating by Fitch or a D1 rating by Duff & Phelps, or both, and thus are defined as being eligible securities under Rule 2A-7.

           See Notes to Financial Statements.






Munder Institutional Funds
  Statements of Assets and Liabilities, December 31, 1999


                                                           Munder            Munder           Munder
                                                        Institutional     Institutional   Institutional       Munder
                                                           S&P 500         S&P MidCap      S&P SmallCap   Institutional
                                                        Index Equity      Index Equity     Index Equity    Money Market
                                                            Fund              Fund             Fund            Fund
                                                        -------------     -------------   -------------   -------------
ASSETS:
Investments, at value See accompanying schedule:
    Securities.......................................    $ 120,166,538   $    9,290,874   $  53,327,375    $  89,828,178
    Repurchase Agreement.............................        1,699,000        1,198,000         985,000       12,127,066
                                                         -------------   --------------   -------------    -------------
Total Investments....................................      121,865,538       10,488,874      54,312,375      101,955,244
Cash.................................................              464              251              64                -
Receivable for Fund shares sold......................          955,616                -          71,000          274,168
Dividends receivable.................................          103,574            5,561          24,424                -
Receivable for investment securities sold............           69,821           31,541         313,556                -
Receivable from investment advisor...................           29,122           15,997           9,014           38,466
Unamortized organization costs.......................           19,864            3,392               -                -
Variation margin.....................................            4,250            8,315               -                -
Interest receivable..................................              156              110              90          874,732
Prepaid expenses and other assets....................            2,594              952               -            3,400
                                                         -------------   --------------   -------------    -------------
    Total Assets.....................................      123,050,999       10,554,993      54,730,523      103,146,010
                                                         -------------   --------------   -------------    -------------

LIABILITIES:
Payable for investment securities purchased..........           40,199           10,629       1,055,731                -
Custodian fees payable...............................           16,850            9,526           8,914           14,032
Transfer agent fee payable...........................            4,155              568           1,039           22,292
Administration fee payable...........................            1,672              172             654            1,841
Shareholder servicing fees payable...................              744              211           4,862                -
Accrued Director's fees and expenses.................              338               35               -              774
Payable upon return of securities loaned.............                -           35,956               -                -
Dividends Payable....................................                -                -               -          499,387
Investment advisory fee payable......................                -                -               -           17,787
Accrued expenses and other payables..................           14,060            2,072           4,648           54,404
                                                         -------------   --------------   -------------    -------------
    Total Liabilities................................           78,018           59,169       1,075,848          610,517
                                                         -------------   --------------   -------------    -------------

NET ASSETS...........................................    $ 122,972,981   $   10,495,824   $  53,654,675    $ 102,535,493
                                                         =============   ==============   =============    =============
Investments at cost..................................    $  95,157,170   $   10,135,779   $  50,511,923    $ 101,955,244
                                                         =============   ==============   =============    =============

                      See Notes to Financial Statements.

                                      27






Munder Institutional Funds
  Statements of Assets and Liabilities, December 31, 1999
    (Continued)

                                                           Munder            Munder          Munder
                                                        Institutional     Institutional   Institutional       Munder
                                                           S&P 500         S&P MidCap      S&P SmallCap   Institutional
                                                        Index Equity      Index Equity     Index Equity    Money Market
                                                            Fund              Fund             Fund            Fund
                                                        -------------     -------------   -------------   -------------
NET ASSETS consist of:
Accumulated net realized gain/(loss) on
    investments sold and futures contracts...........    $     (69,001)  $      139,894   $     (34,251)   $           -
Net unrealized appreciation of investments and
    futures contracts................................       26,763,448          418,860       3,800,451                -
Par value............................................            8,586            1,037           4,920          102,535
Paid-in capital in excess of par value...............       96,269,948        9,936,033      49,883,555      102,432,958
                                                         -------------   --------------   -------------    -------------
    Total Net Assets.................................    $ 122,972,981   $   10,495,824   $  53,654,675    $ 102,535,493
                                                         =============   ==============   =============    -------------

NET ASSETS:
Class K Shares.......................................    $   4,212,040   $    1,231,771   $  30,820,391    $           -
                                                         =============   ==============   =============    =============
Class Y Shares.......................................    $ 118,760,941   $    9,264,053   $  22,834,284    $ 102,535,493
                                                         =============   ==============   =============    =============

SHARES OUTSTANDING
Class K Shares.......................................          399,467          136,923       2,827,066                -
                                                         =============   ==============   =============    =============
Class Y Shares.......................................        8,186,317          900,170       2,093,147      102,535,493
                                                         =============   ==============   =============    =============

CLASS K SHARES:
Net asset value, offering price and redemption
     price per share.................................    $       10.54   $         9.00   $       10.90    $         N/A
                                                         =============   ==============   =============    =============

CLASS Y SHARES:
Net asset value, offering price and redemption
     price per share.................................    $       14.51   $        10.29   $       10.91    $        1.00
                                                         =============   ==============   =============    =============

                      See Notes to Financial Statements

                                     28




Munder Institutional Funds
  Statements of Operations, Year Ended December 31, 1999

                                                           Munder            Munder           Munder
                                                        Institutional     Institutional   Institutional       Munder
                                                            S&P 500         S&P MidCap     S&P SmallCap    Institutional
                                                        Index Equity      Index Equity     Index Equity    Money Market
                                                            Fund              Fund           Fund (a)        Fund (b)
                                                       -------------      -------------   -------------    -------------
INVESTMENT INCOME:
Interest.............................................    $      68,713   $       51,831   $      28,647    $   5,295,404
Dividends (c)........................................          975,262          101,193          34,934                -
Other................................................                -            3,394               -                -
                                                         -------------   --------------   -------------    -------------
    Total investment income..........................        1,043,975          156,418          63,581        5,295,404
                                                         -------------   --------------   -------------    -------------

EXPENSES:
Custodian fees.......................................           95,384           66,983           8,913           42,943
Investment advisory fee..............................           54,165           14,079           7,203          201,820
Transfer agent fee...................................           30,996            5,249           1,228           38,544
Legal and audit fees.................................           28,279            3,773             995           28,231
Administration fee...................................           13,003            1,598             811           16,952
Amortization of organizational costs.................           10,397            2,568               -                -
Registration and filing fees.........................            3,505            2,353           5,648           38,131
Directors' fees and expenses.........................            2,815              324               -            3,392
Shareholder servicing fees:
    Class K Shares...................................              949              227           7,188                -
Other................................................           10,958            2,159              62            9,944
                                                         -------------   --------------   -------------    -------------
    Total Expenses...................................          250,451           99,313          32,048          379,957
Fees waived and expenses reimbursed by
       investment advisor............................         (181,128)         (81,965)        (16,217)        (177,469)
                                                         -------------   --------------   -------------    -------------
    Net Expenses.....................................           69,323           17,348          15,831          202,488
                                                         -------------   --------------   -------------    -------------
NET INVESTMENT INCOME................................          974,652          139,070          47,750        5,092,916
                                                         -------------   --------------   -------------    -------------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions............................        2,158,672          902,711         (34,252)               -
    Futures contracts................................          177,756          220,830               -                -
Net change in unrealized appreciation/(depreciation) of:
    Securities.......................................       12,515,607          160,508       3,800,451                -
    Futures contracts................................           55,080          (67,955)              -                -
                                                         -------------   --------------   -------------    -------------
Net realized and unrealized gain on investments......       14,907,115        1,216,094       3,766,199                -
                                                         -------------   --------------   -------------    -------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS......................................    $  15,881,767   $    1,355,164   $   3,813,949    $   5,092,916
                                                         =============   ==============   =============    =============

--------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998. The Fund resumed operations on October 27, 1999.

(b) The Munder Institutional Money Market Fund commenced operations on January 4, 1999.

(c) Net of foreign withholding taxes of $9,536 and $32 for Munder Institutional S&P 500 Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, respectively.

                      See Notes to Financial Statements


                                     29





Munder Institutional Funds
  Statements of Changes in Net Assets, Year Ended December 31, 1999


                                                            Munder           Munder           Munder
                                                         Institutional    Institutional   Institutional        Munder
                                                            S&P 500        S&P MidCap      S&P SmallCap    Institutional
                                                         Index Equity     Index Equity     Index Equity     Money Market
                                                             Fund             Fund           Fund (a)         Fund (b)
                                                         -------------    -------------   -------------    -------------
Net investment income................................    $     974,652   $      139,070   $      47,750    $   5,092,916
Net realized gain/(loss) on investments sold.........        2,336,428        1,123,541         (34,252)               -
Net change in unrealized appreciation of investments.       12,570,687           92,553       3,800,451                -
                                                         -------------   --------------   -------------    -------------
Net increase in net assets resulting from operations.       15,881,767        1,355,164       3,813,949        5,092,916

Dividends to shareholders from net
  investment income:
    Class K Shares...................................           (4,021)          (1,098)        (25,870)               -
    Class Y Shares...................................         (980,304)        (137,971)        (21,880)      (5,092,916)
Distributions to shareholders in excess of net
  Investment income:
    Class K Shares...................................          (15,549)          (7,176)           (841)               -
    Class Y Shares...................................          (59,564)         (35,795)         (6,347)               -
Distributions to shareholders from net realized gains:
    Class K Shares...................................          (80,870)        (172,408)              -                -
    Class Y Shares...................................       (2,562,302)      (1,500,344)              -                -
Distributions to shareholders from capital:
    Class K Shares...................................             (772)               -        (226,027)               -
    Class Y Shares...................................         (156,379)               -        (238,861)               -
Net increase/(decrease) in net assets from Fund
  share transactions:
    Class K Shares...................................        4,162,676        1,353,567      28,868,682                -
    Class Y Shares...................................       37,756,470       (1,211,178)     21,491,870      102,535,493
                                                         -------------   --------------   -------------    -------------
Net increase/(decrease) in net assets................       53,941,152         (357,239)     53,654,675      102,535,493

NET ASSETS:
Beginning of year....................................       69,031,829       10,853,063               -                -
                                                         -------------   --------------   -------------    -------------

End of year..........................................    $ 122,972,981   $   10,495,824   $  53,654,675    $ 102,535,493
                                                         =============   ==============   =============    =============

--------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998. The Fund resumed operations on October 27, 1999.

(b) The Munder Institutional Money Market Fund commenced operations on January 4, 1999.

                      See Notes to Financial Statements

                                     30





Munder Institutional Funds
  Statements of Changes in Net Assets, Periods Ended December 31, 1998

                                                                             Munder           Munder            Munder
                                                                          Institutional   Institutional     Institutional
                                                                            S&P 500         S&P MidCap      S&P SmallCap
                                                                          Index Equity    Index Equity      Index Equity
                                                                              Fund           Fund (a)          Fund (b)
                                                                          -------------   -------------     -------------
Net investment income.......................................             $      895,594   $     103,073     $      5,353
Net realized gain on investments sold.......................                  1,102,861         988,362          257,496
Net change in unrealized appreciation/(depreciation) of
    investments ............................................                 13,853,342         326,307          (48,690)
                                                                         --------------   -------------    --------------
Net increase in net assets resulting from operations........                 15,851,797       1,417,742          214,159

Dividends to shareholders from net investment income:
     Class Y Shares.........................................                   (895,217)       (105,127)               -
Distributions to shareholders from net realized gains:
     Class Y Shares.........................................                   (765,695)       (258,159)         (10,132)
Net increase/(decrease) in net assets from
    Fund share transactions:
     Class Y Shares.........................................                 (9,158,032)      9,798,607       (2,762,707)
                                                                         --------------   -------------    --------------
Net increase/(decrease) in net assets.......................                  5,032,853      10,853,063       (2,558,680)
NET ASSETS:
Beginning of year...........................................                 63,998,976               -        2,558,680
                                                                         --------------   -------------    -------------

End of year.................................................             $   69,031,829   $  10,853,063    $           -
                                                                         ==============   =============    =============

Undistributed net investment income.........................             $        2,136   $           -    $           -
                                                                         ==============   =============    =============

--------------------
(a) The Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.

(b) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998. The Fund resumed operations on October 27, 1999.

                      See Notes to Financial Statements

                                     31






Munder Institutional S&P 500 Index Equity Fund (a)
  Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                              Y Shares
                                                               -------------------------------------
                                                                  Year          Year         Period
                                                                  Ended         Ended         Ended
                                                               12/31/99(e)    12/31/98      12/31/97
                                                               -----------    --------      --------
Net asset value, beginning of period......................      $  12.49      $  10.00      $  10.00
                                                                --------      --------      --------
Income from investment operations:
Net investment income.....................................          0.17          0.17          0.04
Net realized and unrealized gain on investments...........          2.36          2.63          0.00 (d)
                                                                --------      --------      --------
Total from investment operations..........................          2.53          2.80          0.04
                                                                --------      --------      --------
Less distributions:
Distributions from net investment income..................         (0.17)        (0.17)        (0.04)
Distributions from net realized gains.....................         (0.32)        (0.14)            -
Distributions from capital................................         (0.02)           -              -
                                                                ---------     --------      --------
Total distributions.......................................         (0.51)        (0.31)        (0.04)
                                                                ---------     --------      --------
Net asset value, end of period............................      $  14.51      $  12.49      $  10.00
                                                                ========      ========      ========
Total return (b)..........................................         20.56%        28.22%         0.39%
                                                                ========      ========      ========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................      $118,761      $ 69,032      $ 63,999
Ratio of operating expenses to average net assets.........          0.09%         0.09%         0.09%(c)
Ratio of net investment income to average net assets......          1.26%         1.44%         1.76%(c)
Portfolio turnover rate...................................            10%            6%            0%
Ratio of operating expenses to average net assets
   without expenses reimbursed............................          0.32%         0.32%         0.61%(c)

--------------------
(a) The Munder Institutional S&P 500 Index Equity Fund Class Y commenced operations on October 14, 1997.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d) The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

(e)  Per share numbers have been calculated using the average shares method.

                      See Notes to Financial Statements

                                     32






Munder Institutional S&P MidCap Index Equity Fund (a)
  Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                                  Y Shares
                                                                           -----------------------
                                                                              Year          Year
                                                                              Ended         Ended
                                                                           12/31/99(d)    12/31/98
                                                                           -----------    --------
Net asset value, beginning of period...............................         $  11.08      $  10.00
                                                                            --------      --------
Income from investment operations:
Net investment income..............................................             0.16          0.11
Net realized and unrealized gain on investments....................             1.48          1.34
                                                                            --------      --------
Total from investment operations...................................             1.64          1.45
                                                                            --------      --------
Less distributions:
Distributions from net investment income...........................            (0.17)        (0.11)
Distributions in excess of net investment income...................            (0.05)            -
Distributions from net realized gains..............................            (2.21)        (0.26)
                                                                            ---------     --------
Total distributions................................................            (2.43)        (0.37)
                                                                            ---------     --------
Net asset value, end of period.....................................         $  10.29      $  11.08
                                                                            ========      ========
Total return (b)...................................................            14.69%        15.04%
                                                                            ========      ========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...............................         $ 9,264       $10,853
Ratio of operating expenses to average net assets..................            0.18%         0.18%(c)
Ratio of net investment income to average net assets...............            1.46%         1.20%(c)
Portfolio turnover rate............................................              36%           37%
Ratio of operating expenses to average net assets
   without expenses reimbursed.....................................            1.04%         0.88%(c)

--------------------
(a) The Munder Institutional S&P MidCap Index Equity Fund Class Y commenced operations on February 13, 1998.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d)  Per share numbers have been calculated using the average shares method.

                      See Notes to Financial Statements

                                     33






Munder Institutional S&P SmallCap Index Equity Fund (a)
  Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                                           Y Shares
                                                                             -------------------------------------
                                                                               Period        Period        Period
                                                                               Ended         Ended         Ended
                                                                             12/31/99(d)    12/31/98      12/31/97
                                                                             -----------    --------      --------
Net asset value, beginning of period......................                    $  10.00      $  10.23      $  10.00
                                                                              --------      --------      --------
Income from investment operations:
Net investment income.....................................                        0.02          0.02          0.04
Net realized and unrealized gain on investments...........                        1.02          0.84          0.26
                                                                              --------      --------      --------
Total from investment operations..........................                        1.04          0.86          0.30
                                                                              --------      --------      --------
Less distributions:
Distributions from net investment income..................                       (0.01)            -         (0.04)
Distributions from capital................................                       (0.12)        (0.04)        (0.03)
                                                                              ---------     ---------     ---------
Total distributions.......................................                       (0.13)        (0.04)        (0.07)
                                                                              ---------     ---------     ---------
Net asset value, end of period............................                    $  10.91      $  11.05(e)   $  10.23
                                                                              ========      ========      ========
Total return (b)..........................................                       10.50%         8.41%         3.00%
                                                                              ========      ========      ========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................                    $ 22,834      $      -      $  2,559
Ratio of operating expenses to average net assets.........                        0.18%(c)      0.18%(f)      0.18%(c)
Ratio of net investment income to average net assets......                        1.14%(c)      0.52%(f)      0.80%(c)
Portfolio turnover rate...................................                           3%           17%            8%
Ratio of operating expenses to average net assets
   without expenses reimbursed............................                        0.52%(c)      4.53%(f)      3.88%(c)

--------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund commenced operations on August 7, 1997. The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d)  Per share numbers have been calculated using the average shares method.

(e)  Reflects the net asset value on May 18, 1998.

(f)  Annualized based on the activity of the Fund through May 18, 1998.


                      See Notes to Financial Statements

                                     34





Munder Institutional Money Market Fund (a)
  Financial Highlights, For a Share Outstanding Throughout The Period

                                                                                    Y Shares
                                                                                     Period
                                                                                      Ended
                                                                                    12/31/99
                                                                                    --------
Net asset value, beginning of period.....................................           $    1.00
                                                                                    ---------
Income from investment operations:
Net investment income....................................................               0.050
                                                                                    ---------
Total from investment operations.........................................               0.050
                                                                                    ---------
Less distributions:
Distributions from net investment income.................................              (0.050
                                                                                    ---------
Total distributions......................................................              (0.050)
                                                                                    ----------
Net asset value, end of period...........................................           $    1.00
                                                                                    =========
Total return (b).........................................................                5.09%
                                                                                    =========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................................           $ 102,535
Ratio of operating expenses to average net assets........................                0.20% (c)
Ratio of net investment income to average net assets.....................                4.99% (c)
Ratio of operating expenses to average net assets
   without expenses reimbursed...........................................                0.37% (c)

--------------------
(a) The Munder Institutional Money Market Fund Class Y commenced operations on January 4, 1999.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

                      See Notes to Financial Statements

                                     35




The Munder Institutional Funds
  Notes To Financial Statements, December 31, 1999

1.   Organization and Significant Accounting Policies

     The Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional S&P SmallCap Index Equity Fund and the Munder Institutional Money Market Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Funds offer two classes of shares -- Class K and Class Y Shares. At December 31, 1999 the Class K Shares of the Munder Institutional Money Market Fund had not yet commenced operations. The Munder Institutional S&P SmallCap Index Equity Fund commenced operations on August 7, 1997. The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999. The Financial Highlights of Class K Shares of the Funds are presented in a separate annual report.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by Munder Capital Management (the "Advisor") or World Asset Management ("World"), a wholly owned subsidiary of Munder Capital Management, and under certain circumstances by a pricing committee, under the guidelines approved by supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Debt securities held by the Munder Institutional Money Market Fund are also valued on an amortized cost basis, which approximates current market value. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Munder Institutional Money Market Fund is performed pursuant to procedures established by the Board of Directors. The Munder Institutional Money Market Fund seeks to maintain a net asset value per share of $1.00.

     Futures Contracts: Each of the Funds (except Munder Institutional Money Market Fund) may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the

                                     36





seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a fund in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a fund seeks to assert its rights. The Advisor or World, acting under the guidelines approved by the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as other income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Funds are allocated to each Fund based on relative net assets of each Fund.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Funds. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     As determined at December 31, 1999, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

                                     37





2.   Investment Advisors and Other Related Party Transactions

     For its advisory services, World is entitled to receive from each Fund, a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                             Fees on Average
                                                            Daily Net Assets
                                                            ----------------
     Munder Institutional S&P 500 Index Equity Fund........       0.07%
     Munder Institutional S&P MidCap Index Equity Fund.....       0.15%
     Munder Institutional S&P SmallCap Index Equity Fund...       0.15%

     For its advisory services, the Advisor is entitled to receive from the Fund, a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rate:
                                                          Fees on Average
                                                          Daily Net Assets
                                                          ----------------
     Munder Institutional Money Market Fund...........          0.20%

     The Advisor or World voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the year ended December 31, 1999, as follows:

                                                              Fees Waived   Expenses Reimbursed
                                                              -----------   -------------------
     Munder Institutional S&P 500 Index Equity Fund........      $ 54,165             $ 126,963
     Munder Institutional S&P MidCap Index Equity Fund.....        14,079                67,886
     Munder Institutional S&P SmallCap Index Equity Fund...         7,203                 9,014
     Munder Institutional Money Market Fund................             -               177,469

     Comerica Inc. ("Comerica") through its wholly owned subsidiary Comerica Bank, owns approximately 88% of the Advisor. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $19,260 for its shareholder services to the Funds for the year ended December 31, 1999.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($43,750 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. No officer, director or employee of the Advisor, World or Comerica received any compensation from the Company.

3.   Securities Transactions

     For the year ended December 31, 1999, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                                   Purchases          Sales
                                                                   ---------          -----
     Munder Institutional S&P 500 Index Equity Fund..........    $44,770,549     $8,013,468
     Munder Institutional S&P MidCap Index Equity Fund.......      3,073,088      4,132,537
     Munder Institutional S&P SmallCap Index Equity Fund ....     50,559,546        998,371

     At December 31, 1999, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                     38




                                                                     Tax Basis         Tax Basis
                                                                    Unrealized        Unrealized
                                                                  Appreciation      Depreciation
                                                                  ------------      ------------
     Munder Institutional S&P 500 Index Equity Fund.......         $31,743,806        $5,049,359
     Munder Institutional S&P MidCap Index Equity Fund....           1,920,525         1,574,661
     Munder Institutional S&P SmallCap Index Equity Fund..           5,260,797         1,465,544

4.   Organization Costs

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

5.   Common Stock

     At December 31, 1999, twenty-five million shares (five billion shares for the Munder Institutional Money Market Fund) of $0.001 par value common stock were authorized for the Class Y Shares of the Funds. Changes in common stock were as follows:

Munder Institutional S&P 500 Index Equity Fund

                                               Year Ended                    Year Ended
Class Y Shares                                  12/31/99                      12/31/98
                                      ----------------------------    ----------------------------
                                          Shares         Amount          Shares          Amount
                                          ------         ------          ------          ------
Sold ..............................      3,085,258    $ 43,488,605         143,105    $  1,661,162
Issued as reinvestment of dividends         70,004         977,253              --              --
Redeemed ..........................       (496,466)     (6,709,388)     (1,015,429)    (10,819,194)
                                      ------------    ------------    ------------    ------------
Net increase/(decrease) ...........      2,658,796    $ 37,756,470        (872,324)   $ (9,158,032)
                                      ============    ============    ============    ------------

Munder Institutional S&P MidCap Index Equity Fund

                                               Year Ended                    Year Ended
Class Y Shares                                  12/31/99                      12/31/98
                                      ----------------------------    ----------------------------
                                          Shares         Amount          Shares          Amount
                                          ------         ------          ------          ------
Sold ..............................        182,028    $  1,789,092       1,009,196    $ 10,110,510
Issued as reinvestment of dividends             --              --           1,026           9,981
Redeemed ..........................       (261,425)     (3,000,270)        (30,655)       (321,884)
                                      ------------    ------------    ------------    ------------
Net increase/(decrease) ...........        (79,397)   $ (1,211,178)        979,567    $  9,798,607
                                      ============    ============    ============    ============

Munder Institutional S&P SmallCap Index Equity Fund (a)

                                            Period Ended               Period Ended
Class Y Shares                                12/31/99                   12/31/98
                                      -------------------------   --------------------------
                                        Shares         Amount       Shares          Amount
                                        ------         ------       ------          ------
Sold ..............................     2,067,432   $21,231,621            --             --
Issued as reinvestment of dividends        25,715       260,249            --             --
Redeemed ..........................            --            --      (250,001)   $(2,762,707)
                                      -----------   -----------   -----------    -----------
Net increase ......................     2,093,147   $21,491,870      (250,001)   $(2,762,707)
                                      ===========   ===========   ===========    ===========

---------
(a) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998. The Fund resumed operations on October 27, 1999.

                                     39





Munder Institutional Money Market Fund

     Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

Class Y Shares                         Period Ended
                                         12/31/99
                                      -------------
                                          Amount
                                          ------
Sold ..............................   $ 206,839,370
Issued as reinvestment of dividends              --
Redeemed ..........................    (104,303,877)
                                      -------------
Net increase ......................   $ 102,535,493
                                      =============

6.   Income Tax Information (Unaudited)

     Certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. The Munder Institutional S&P SmallCap Index Equity Fund has elected to defer net capital losses arising between November 1 1999 and December 31, 1999 of $29,053.

     The following amounts have been designated as capital gains dividends for the purpose of the dividends paid deduction:

     Munder Institutional S&P 500 Index Equity Fund............    $2,515,144
     Munder Institutional S&P MidCap Index Equity Fund.........      $738,988

     Of the distributions made by the Funds, the corresponding percentage represents the amount of each distribution that will qualify for the dividends received deduction available to corporate shareholders:

     Munder Institutional S&P 500 Index Equity Fund............      58.05%
     Munder Institutional S&P MidCap Index Equity Fund.........      31.03%
     Munder Institutional S&P SmallCap Index Equity Fund.......      26.94%


                                     40





              Report of Ernst & Young LLP, Independent Auditors



To the Board of Directors and Shareholders of St. Clair Funds, Inc, and
Shareholders of
Munder Institutional S&P 500 Index Equity Fund
Munder Institutional S&P MidCap Index Equity Fund
Munder Institutional S&P SmallCap Index Equity Fund
Munder Institutional Money Market Fund


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, and Munder Institutional Money Market Fund (the "Funds") (four of the portfolios constituting St. Clair Funds, Inc.), as of December 31, 1999, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund and Munder Institutional Money Market Fund of St. Clair Funds, Inc., at December 31, 1999, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 15, 2000








                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Lee Munder

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Michael T. Monahan, Vice President
               Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Mary Ann Schumaker, Assiatant Secretary
               Libby E. Wilson, Secretary and Assistant Treasurer

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               PFPC Global Fund Services
               211 South Gulph Road
               King of Prussia, PA 19406-3101

ADMINISTRATOR & CUSTODIAN
               State Street Bank & Trust Company
               225 Franklin Street
               Boston, MA 02110

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116







                                          (OUTSIDE BACK COVER)

ANNINSTIY1299

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.